Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 12.5%
Abacus Property Group(a)	40,058	$69,755
Accent Group Ltd.	12,692	20,146
Adbri Ltd.(a)	18,604	19,749
AGL Energy Ltd.	14,762	79,589
ALS Ltd.	6,607	54,693
Ampol Ltd.	7,077	144,517
ANZ Group Holdings Ltd.	80,894	1,242,319
APA Group	29,672	201,113
Aristocrat Leisure Ltd.	4,007	99,833
ASX Ltd.(a)	3,460	150,673
Aurizon Holdings Ltd.	40,140	90,329
Australian Clinical Labs Ltd.(a)	17,106	40,442
Bank of Queensland Ltd.(a)	12,073	52,477
Bendigo & Adelaide Bank Ltd.(a)	11,434	66,394
BHP Group Ltd.	285,753	9,039,025
BlueScope Steel Ltd.	9,907	133,700
Brambles Ltd.	14,727	132,466
Brickworks Ltd.	2,472	37,500
BWP Trust	19,313	48,894
carsales.com Ltd.	4,052	60,057
Centuria Capital Group(a)	72,780	73,604
Centuria Industrial REIT(a)	21,372	42,942
Challenger Ltd.	9,397	39,272
Charter Hall Group	7,809	57,531
Charter Hall Long Wale REIT	29,292	82,201
Cochlear Ltd.	301	47,715
Coles Group Ltd.	23,465	283,197
Commonwealth Bank of Australia	31,254	2,058,071
Computershare Ltd.	5,742	83,029
Cromwell Property Group	96,803	35,983
CSL Ltd.	1,969	380,192
CSR Ltd.	17,945	57,089
Deterra Royalties Ltd.	25,041	80,502
Dexus	32,305	162,488
Dicker Data Ltd.(a)	3,591	19,698
Eagers Automotive Ltd.(a)	4,606	41,615
Elders Ltd.(a)	4,635	26,790
Endeavour Group Ltd.	17,388	78,841
First Resources Ltd.	42,600	50,304
Goodman Group	10,256	129,068
GPT Group	23,987	68,117
Growthpoint Properties Australia Ltd.	22,646	46,108
Harvey Norman Holdings Ltd.(a)	41,170	98,714
Helia Group Ltd.	23,287	44,762
HomeCo Daily Needs REIT	57,033	44,119
IGO Ltd.	3,472	29,695
Iluka Resources Ltd.	9,473	67,379
Incitec Pivot Ltd.	50,517	105,900
Inghams Group Ltd.(a)	17,858	37,316
Insignia Financial Ltd.	17,755	32,582
Insurance Australia Group Ltd.	16,709	52,485
IVE Group Ltd.	12,723	21,047
JB Hi-Fi Ltd.(a)	3,887	110,563
Lovisa Holdings Ltd.	2,651	43,038
Macquarie Group Ltd.	4,838	569,183
McMillan Shakespeare Ltd.(a)	4,340	41,857
Medibank Pvt Ltd.	45,185	101,683
Metcash Ltd.(a)	27,629	71,242
Mineral Resources Ltd.	947	51,114
Mirvac Group	61,257	85,336
MyState Ltd.	3,655	8,813
National Australia Bank Ltd.	66,215	1,229,313
New Hope Corp. Ltd.(a)	31,236	118,827
NIB Holdings Ltd.(a)	7,325	34,587
Nick Scali Ltd.(a)	2,165	13,558
Nine Entertainment Co. Holdings Ltd.(a)	65,309	86,169
Northern Star Resources Ltd.	9,760	80,468
NRW Holdings Ltd.	19,722	31,701
Orica Ltd.	3,680	37,931
Origin Energy Ltd.	31,077	172,547
Orora Ltd.	22,138	50,708
Perpetual Ltd.(a)	2,827	41,579
Premier Investments Ltd.	3,983	69,598
QBE Insurance Group Ltd.	12,422	121,383
Qube Holdings Ltd.(a)	25,740	49,477
REA Group Ltd.(a)	916	84,680
Reece Ltd.(a)	4,313	50,118
Region RE Ltd.	33,820	53,230
Rio Tinto Ltd.	55,819	3,954,998
Santos Ltd.	37,580	173,668
Scentre Group	96,342	177,444
SEEK Ltd.(a)	4,286	68,664
Seven Group Holdings Ltd.(a)	3,188	49,322
Sigma Healthcare Ltd.	12,353	5,791
Sims Ltd.	7,606	79,010
Sonic Healthcare Ltd.	7,089	165,415
South32 Ltd.	219,885	643,561
Steadfast Group Ltd.	12,696	49,743
Stockland	89,924	239,702
Suncorp Group Ltd.	14,206	115,220
Telstra Group Ltd.	236,599	668,711
Terracom Ltd.(a)	23,701	10,635
TPG Telecom Ltd.(a)	26,886	87,874
Transurban Group	33,589	319,672
Treasury Wine Estates Ltd.	7,738	67,736
Vicinity Ltd.	90,323	117,661
Viva Energy Group Ltd.(b)	53,197	107,955
Washington H Soul Pattinson & Co. Ltd.(a)	3,962	80,137
Waypoint REIT Ltd.	23,537	40,829
Wesfarmers Ltd.	15,023	505,598
Westpac Banking Corp.	57,125	828,700
Whitehaven Coal Ltd.	21,207	95,589
Woodside Energy Group Ltd.	56,986	1,272,467
Woolworths Group Ltd.(a)	10,701	271,629
Worley Ltd.	8,258	79,699

Total Australia		29,948,160

Austria - 0.6%
Andritz AG	1,711	115,810
BAWAG Group AG*(b)	2,497	121,157
Erste Group Bank AG	8,114	268,871
EVN AG	2,647	58,811
Lenzing AG	943	71,204
Oesterreichische Post AG	1,719	63,592
OMV AG	5,544	254,544
S IMMO AG	502	7,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Telekom Austria AG*	13,698	$103,431
UNIQA Insurance Group AG	8,568	72,235
Verbund AG	738	64,144
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,291	61,604
Voestalpine AG	3,751	127,475
Wienerberger AG	1,970	57,018

Total Austria		1,447,139

Belgium - 1.1%
Ackermans & van Haaren NV	288	47,560
Aedifica SA	759	61,104
Ageas SA/NV	6,610	286,252
Anheuser-Busch InBev SA	5,568	371,007
bpost SA	8,975	51,143
Cofinimmo SA	622	55,109
D’ieteren Group	305	59,282
Elia Group SA/NV	439	57,997
Groupe Bruxelles Lambert NV	1,947	166,053
KBC Group NV	10,218	702,715
Melexis NV	787	90,976
Proximus SADP	12,819	123,869
Solvay SA	1,375	157,379
UCB SA	909	81,416
Umicore SA	2,001	67,850
VGP NV	808	72,159
Warehouses De Pauw CVA	1,880	55,802

Total Belgium		2,507,673

Burkina Faso - 0.0%
Endeavour Mining PLC	2,888	71,346

China - 0.5%
BOC Hong Kong Holdings Ltd.	225,500	702,358
Prosus NV*	2,300	179,766
Wilmar International Ltd.	91,500	289,733

Total China		1,171,857

Denmark - 1.3%
Alm Brand A/S	27,036	50,550
AP Moller - Maersk A/S, Class B	263	477,359
Carlsberg A/S, Class B	994	154,104
Chr Hansen Holding A/S	721	54,786
Coloplast A/S, Class B	1,514	199,127
D/S Norden A/S	1,803	121,277
DSV A/S	462	89,381
Novo Nordisk A/S, Class B	7,425	1,175,819
Novozymes A/S, Class B	1,088	55,681
Orsted A/S(b)	2,537	215,865
Pandora A/S	1,864	178,175
Scandinavian Tobacco Group A/S(b)	2,839	56,395
Sydbank A/S	1,607	72,375
Topdanmark A/S*	2,944	157,493
Tryg A/S	6,869	150,172

Total Denmark		3,208,559

Finland - 1.5%
Aktia Bank Oyj	3,378	35,049
Anora Group Oyj(a)	3,918	23,582
Citycon Oyj(a)	7,066	48,326
Elisa Oyj	3,077	185,737
Fortum Oyj*	20,234	310,293
Huhtamaki Oyj	1,305	48,489
Kesko Oyj, Class A	2,680	58,117
Kesko Oyj, Class B	5,210	112,104
Kojamo Oyj	2,832	33,384
Kone Oyj, Class B	5,494	286,510
Konecranes Oyj	1,260	42,218
Metsa Board Oyj, Class B(a)	6,496	52,367
Metso Outotec Oyj	9,881	107,782
Neste Oyj	4,211	207,844
Nokia Oyj	17,996	88,286
Nordea Bank Abp	75,916	810,001
Orion Oyj, Class B	1,504	67,305
Sampo Oyj, Class A	10,470	494,591
Stora Enso Oyj, Class R	7,328	95,379
TietoEVRY Oyj	2,609	81,975
UPM-Kymmene Oyj*	6,369	214,162
Valmet Oyj(a)	3,557	115,317

Total Finland		3,518,818

France - 11.4%
Air Liquide SA	2,956	495,220
Airbus SE	3,607	483,113
ALD SA(b)	13,302	156,081
Arkema SA	773	76,256
AXA SA	65,435	2,002,302
BioMerieux	470	49,531
BNP Paribas SA	28,610	1,716,111
Bollore SE(a)	18,005	111,305
Bouygues SA(a)	6,678	225,568
Bureau Veritas SA	1,654	47,566
Capgemini SE	803	148,966
Carrefour SA	6,549	132,555
Cie de Saint-Gobain	5,726	325,483
Cie Generale des Etablissements Michelin SCA	9,228	282,175
Coface SA	7,833	111,058
Danone SA	7,535	469,163
Dassault Aviation SA	495	98,201
Dassault Systemes SE	2,149	88,430
Edenred	1,594	94,452
Eiffage SA	1,088	117,898
Elis SA	4,601	88,178
Engie SA	73,311	1,160,801
Eramet SA	662	69,190
EssilorLuxottica SA	2,006	361,783
Gaztransport Et Technigaz SA	629	64,374
Gecina SA	1,217	126,337
Getlink SE	3,235	53,388
Hermes International	305	617,669
Imerys SA(a)	1,246	53,878
Ipsen SA	328	36,170
IPSOS	814	50,498
Kering SA	1,032	672,730
Klepierre SA	6,978	158,069
L’Oreal SA	3,621	1,617,872
La Francaise des Jeux SAEM(b)	3,582	149,401
Legrand SA	2,059	188,087
LVMH Moet Hennessy Louis Vuitton SE	4,181	3,835,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Metropole Television SA(a)	5,429	$88,180
Nexans SA	411	40,858
Orange SA	87,122	1,036,647
Pernod Ricard SA	2,684	608,576
Publicis Groupe SA	3,452	269,206
Remy Cointreau SA	251	45,813
Rexel SA*	6,349	151,408
Rothschild & Co.	2,305	116,574
Rubis SCA	2,812	75,369
Sanofi	15,232	1,658,852
Sartorius Stedim Biotech	153	46,876
Schneider Electric SE	4,088	682,555
Societe BIC SA	604	38,126
Societe Generale SA	18,618	420,429
Sodexo SA	831	81,310
Sopra Steria Group SACA	343	72,034
SPIE SA	2,148	62,403
Teleperformance	244	58,771
Thales SA	2,073	307,089
TotalEnergies SE(a)	59,734	3,527,855
Trigano SA	215	28,030
Valeo	1,522	31,269
Veolia Environnement SA	8,707	268,656
Verallia SA(b)	1,589	67,846
Vicat SA	2,620	78,706
Vinci SA	6,515	748,310
Vivendi SE	16,239	164,079
Wendel SE	656	69,382

Total France		27,380,710

Georgia - 0.0%
Bank of Georgia Group PLC	1,746	59,368

Germany - 8.2%
adidas AG	2,055	363,432
Allianz SE, Registered Shares	7,326	1,693,746
BASF SE	19,643	1,032,057
Bayer AG, Registered Shares	11,768	750,755
Bayerische Motoren Werke AG	13,528	1,483,565
Bechtle AG	1,078	51,521
Beiersdorf AG	519	67,636
Brenntag SE	1,220	91,722
Carl Zeiss Meditec AG, Bearer Shares	355	49,368
Dermapharm Holding SE	1,349	55,371
Deutsche Bank AG, Registered Shares	13,968	141,982
Deutsche Boerse AG	1,118	217,969
Deutsche Post AG, Registered Shares	19,110	894,637
Deutsche Telekom AG, Registered Shares	79,532	1,931,208
DWS Group GmbH & Co. KGaA(b)	6,007	184,825
E.ON SE	48,332	603,868
Encavis AG	1,703	29,197
Evonik Industries AG	7,658	161,076
Fielmann AG	1,748	72,888
Freenet AG	3,197	83,187
GEA Group AG	1,806	82,311
Hannover Rueck SE	1,854	363,275
Hapag-Lloyd AG(a)(b)	5,643	1,851,513
HeidelbergCement AG	3,154	230,477
Henkel AG & Co. KGaA	2,076	151,117
Hochtief AG	1,058	88,348
Infineon Technologies AG	5,015	205,301
Kloeckner & Co. SE	5,799	62,405
Mercedes-Benz Group AG	28,153	2,164,935
Merck KGaA	451	84,058
MTU Aero Engines AG	259	64,889
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	1,750	613,165
Puma SE	1,281	79,134
Rheinmetall AG	320	95,121
RWE AG	4,892	210,683
SAP SE	7,420	935,613
Siemens Healthineers AG(b)	6,300	362,903
Siltronic AG	1,059	77,317
Sixt SE	789	105,094
Stroeer SE & Co. KGaA	1,132	59,845
Suedzucker AG	3,838	64,548
Symrise AG	423	46,049
Synlab AG	694	7,223
Talanx AG	5,229	242,581
Telefonica Deutschland Holding AG	79,165	244,007
United Internet AG, Registered Shares	2,904	50,071
Vantage Towers AG	3,581	131,579
Varta AG	1,767	48,474
Volkswagen AG	4,190	719,252
Wacker Chemie AG	1,178	191,208
Wacker Neuson SE	6,240	130,776

Total Germany		19,723,282

Hong Kong - 3.2%
AIA Group Ltd.	95,200	1,002,335
Bank of East Asia Ltd.(a)	48,749	61,977
Champion REIT(a)	176,000	75,557
CLP Holdings Ltd.	44,500	321,422
Dah Sing Banking Group Ltd.	82,800	63,392
Fortune Real Estate Investment Trust	58,000	48,026
Hang Lung Properties Ltd.	94,000	175,787
Hang Seng Bank Ltd.	21,300	303,086
Henderson Land Development Co. Ltd.	135,000	466,914
Hong Kong & China Gas Co. Ltd.	311,816	274,479
Hong Kong Exchanges & Clearing Ltd.	13,659	605,872
Hutchison Port Holdings Trust	436,100	81,551
Hysan Development Co. Ltd.	29,000	82,383
Link REIT	71,331	458,884
MTR Corp. Ltd.	123,143	593,757
New World Development Co. Ltd.	101,000	270,836
PCCW Ltd.	470,000	234,702
Power Assets Holdings Ltd.	76,000	407,595
Singamas Container Holdings Ltd.	120,000	9,478
Sino Land Co. Ltd.	224,481	303,695
Sun Hung Kai Properties Ltd.	76,000	1,064,975
Swire Pacific Ltd., Class A	16,500	126,746
Swire Pacific Ltd., Class B	57,500	71,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Swire Properties Ltd.	101,800	$261,958
Techtronic Industries Co. Ltd.	15,500	167,539

Total Hong Kong		7,534,071

Indonesia - 0.0%
Nickel Industries Ltd.	81,166	48,925

Ireland - 0.3%
AIB Group PLC	16,998	69,105
CRH PLC	8,723	440,449
Glanbia PLC	3,913	56,797
Kerry Group PLC, Class A	308	30,732
Kingspan Group PLC	506	34,656
Smurfit Kappa Group PLC	3,595	130,180

Total Ireland		761,919

Israel - 0.7%
Alony Hetz Properties & Investments Ltd.	3,872	30,164
Amot Investments Ltd.	11,674	59,105
Ashtrom Group Ltd.	2,595	38,918
Azrieli Group Ltd.	1,063	60,757
Bank Hapoalim BM	11,966	98,868
Bank Leumi Le-Israel BM	39,655	297,359
Bezeq The Israeli Telecommunication Corp. Ltd.	45,976	62,388
Big Shopping Centers Ltd.*	424	34,974
Carasso Motors Ltd.	6,252	29,449
Delek Automotive Systems Ltd.	4,386	40,697
Delek Group Ltd.	1	79
FIBI Holdings Ltd.	763	28,501
First International Bank of Israel Ltd.	1,443	50,696
Gav-Yam Lands Corp. Ltd.	5,870	42,794
Harel Insurance Investments & Financial Services Ltd.	5,204	43,648
ICL Group Ltd.	52,185	349,721
Israel Discount Bank Ltd., Class A	15,940	77,694
Matrix IT Ltd.	1,710	29,996
Mivne Real Estate KD Ltd.	14,042	38,687
Mizrahi Tefahot Bank Ltd.	4,936	153,811
Phoenix Holdings Ltd.	6,042	59,738
Plus500 Ltd.	3,076	64,352
Strauss Group Ltd.*	1,201	27,034

Total Israel		1,719,430

Italy - 2.3%
A2A SpA(a)	68,094	108,752
ACEA SpA	3,609	49,404
Alerion Cleanpower SpA	812	26,069
Anima Holding SpA(b)	14,230	57,914
Assicurazioni Generali SpA	30,607	611,190
Azimut Holding SpA(a)	4,159	89,015
Banca Generali SpA(a)	2,902	92,631
Banca Mediolanum SpA	14,369	130,478
Banca Popolare di Sondrio SpA	14,618	62,161
Banco BPM SpA	34,722	135,994
Brembo SpA	3,306	48,489
Buzzi Unicem SpA(a)	1,903	46,230
Credito Emiliano SpA	8,702	64,478
Cromwell European Real Estate Investment Trust	34,600	56,763
Davide Campari-Milano NV	4,311	52,691
De’ Longhi SpA	2,914	66,674
DiaSorin SpA(a)	259	27,312
Eni SpA(a)	85,995	1,205,798
ERG SpA	2,587	78,586
Esprinet SpA	1,804	18,071
Ferrari NV	645	174,699
FinecoBank Banca Fineco SpA	6,589	101,223
Hera SpA	18,599	52,578
Infrastrutture Wireless Italiane SpA(b)	10,980	144,582
Italgas SpA(a)	16,146	98,673
Leonardo SpA	4,616	54,263
Mediobanca Banca di Credito Finanziario SpA	24,183	243,504
Moncler SpA	1,584	109,348
Piaggio & C. SpA	13,331	56,949
Poste Italiane SpA(b)	28,634	292,802
Prysmian SpA	1,650	69,375
Recordati Industria Chimica e Farmaceutica SpA	2,271	96,127
Snam SpA	88,026	467,564
Terna - Rete Elettrica Nazionale	36,418	299,359
Unieuro SpA(a)(b)	368	4,342
Unipol Gruppo SpA	15,661	80,668
UnipolSai Assicurazioni SpA(a)	89,637	226,715

Total Italy		5,601,471

Japan - 19.2%
ABC-Mart, Inc.	700	38,500
ADEKA Corp.(a)	9,000	152,694
Advantest Corp.(a)	1,200	109,640
Aeon Co. Ltd.	3,500	67,481
Aeon Mall Co. Ltd.(a)	5,000	65,257
AGC, Inc.	3,400	125,817
Aica Kogyo Co. Ltd.(a)	2,200	50,169
Air Water, Inc.	3,000	37,418
Aisin Corp.(a)	3,700	101,334
Ajinomoto Co., Inc.(a)	2,900	100,364
Akita Bank Ltd.	1,500	19,881
Alfresa Holdings Corp.(a)	3,600	45,876
Amada Co. Ltd.	10,700	99,531
Aozora Bank Ltd.(a)	4,000	72,102
Asahi Group Holdings Ltd.	3,700	136,891
Asahi Kasei Corp.	5,700	39,672
Astellas Pharma, Inc.	17,100	241,936
Autobacs Seven Co. Ltd.	12,700	137,888
Azbil Corp.	1,000	27,125
Bandai Namco Holdings, Inc.	6,600	141,259
BayCurrent Consulting, Inc.	1,000	40,950
Bridgestone Corp.	7,400	298,413
Brother Industries Ltd.	2,700	40,412
Canon Marketing Japan, Inc.	3,800	89,939
Canon, Inc.(a)	15,000	333,102
Capcom Co. Ltd.	1,200	42,693
Casio Computer Co. Ltd.(a)	4,100	39,986
Central Japan Railway Co.	600	71,275
Chiba Bank Ltd.(a)	12,000	77,091
Chubu Electric Power Co., Inc.	15,200	159,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Chugai Pharmaceutical Co. Ltd.(a)	17,900	$439,800
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	57,544
COMSYS Holdings Corp.(a)	3,300	60,575
Concordia Financial Group Ltd.	20,800	76,267
Cosmo Energy Holdings Co. Ltd.	2,400	77,271
Dai Nippon Printing Co. Ltd.	2,400	66,812
Dai-ichi Life Holdings, Inc.	11,600	212,232
Daicel Corp.	6,100	45,834
Daifuku Co. Ltd.	2,100	38,548
Daiichi Sankyo Co. Ltd.	4,300	155,794
Daikin Industries Ltd.	900	159,963
Daito Trust Construction Co. Ltd.	1,200	118,927
Daiwa House Industry Co. Ltd.	5,700	133,367
Daiwa Securities Group, Inc.(a)	27,000	125,982
Denka Co. Ltd.(a)	1,600	32,880
Denso Corp.	6,400	357,917
Dentsu Group, Inc.	2,600	90,841
DIC Corp.	3,100	55,436
Disco Corp.	1,200	137,952
Doshisha Co. Ltd.(a)	13,400	195,125
Earth Corp.	3,100	110,290
East Japan Railway Co.(a)	1,500	82,670
Ebara Corp.	1,300	59,877
Ehime Bank Ltd.(a)	3,400	21,510
Eisai Co. Ltd.	1,600	90,213
Electric Power Development Co. Ltd.	2,700	43,232
ENEOS Holdings, Inc.	71,500	249,920
Exedy Corp.	12,600	171,642
EXEO Group, Inc.	3,800	68,439
FANUC Corp.	7,500	268,240
Fast Retailing Co. Ltd.	800	173,597
FIDEA Holdings Co. Ltd.	3,300	33,052
FUJIFILM Holdings Corp.	2,400	120,784
Fujimi, Inc.(a)	800	43,880
Fujitsu Ltd.	1,000	134,007
Fukuoka Financial Group, Inc.	3,200	61,288
Gunma Bank Ltd.(a)	12,600	41,940
Hachijuni Bank Ltd.	16,300	70,422
Hakudo Co. Ltd.(a)	900	17,697
Hakuhodo DY Holdings, Inc.(a)	4,100	46,055
Hamamatsu Photonics KK	900	48,080
Hankyu Hanshin Holdings, Inc.	1,800	53,084
Haseko Corp.	4,700	54,349
Hazama Ando Corp.(a)	4,200	27,013
Heiwa Corp.	8,700	171,856
Hirogin Holdings, Inc.(a)	33,300	156,629
Hirose Electric Co. Ltd.	500	64,881
Hitachi Construction Machinery Co. Ltd.	2,800	64,693
Hitachi Ltd.	6,000	326,937
Hokkaido Gas Co. Ltd.	10,900	159,131
Honda Motor Co. Ltd.(a)	20,900	551,198
Horiba Ltd.	2,300	136,697
Hoya Corp.	800	87,520
Hulic Co. Ltd.	9,900	80,857
Hyakujushi Bank Ltd.(a)	1,300	17,944
Idemitsu Kosan Co. Ltd.(a)	6,700	145,991
IHI Corp.(a)	2,900	72,342
Iida Group Holdings Co. Ltd.	3,200	51,911
Inaba Denki Sangyo Co. Ltd.	6,300	136,802
INFRONEER Holdings, Inc.	9,300	71,415
Inpex Corp.	19,000	199,436
Internet Initiative Japan, Inc.(a)	1,600	33,036
Isuzu Motors Ltd.	12,000	142,370
ITOCHU Corp.(a)	17,900	578,465
Itochu Techno-Solutions Corp.	2,200	53,806
Itoham Yonekyu Holdings, Inc.(a)	31,200	164,099
Japan Exchange Group, Inc.	4,800	72,799
Japan Metropolitan Fund Invest	164	119,158
Japan Post Holdings Co. Ltd.	60,200	486,928
Japan Post Insurance Co. Ltd.	5,200	80,760
Japan Tobacco, Inc.	40,600	853,549
K’s Holdings Corp.	5,700	49,809
Kajima Corp.	9,700	116,467
Kaken Pharmaceutical Co. Ltd.	4,100	113,829
Kamigumi Co. Ltd.	2,700	56,398
Kansai Electric Power Co., Inc.	14,300	138,713
Kao Corp.	3,200	124,235
Kawasaki Kisen Kaisha Ltd.(a)	10,300	234,109
KDDI Corp.	33,300	1,024,096
Keyence Corp.	330	159,805
Ki-Star Real Estate Co. Ltd.(a)	600	18,687
Kikkoman Corp.	800	40,514
Kirin Holdings Co. Ltd.	9,500	149,613
Kobayashi Pharmaceutical Co. Ltd.	500	30,393
Kobe Steel Ltd.(a)	15,600	123,426
Koei Tecmo Holdings Co. Ltd.(a)	3,000	53,828
Kokuyo Co. Ltd.	12,100	170,740
Komatsu Ltd.	13,300	327,478
Konami Group Corp.	1,200	54,730
Konica Minolta, Inc.(a)	14,500	61,992
Kuraray Co. Ltd.	3,600	32,919
Kurita Water Industries Ltd.(a)	1,000	45,383
Kyowa Kirin Co. Ltd.	4,500	97,581
Kyushu Railway Co.(a)	2,200	48,747
LIKE, Inc.	500	7,679
Lintec Corp.	2,900	47,175
M3, Inc.	1,100	27,283
Macnica Holdings, Inc.	3,000	84,755
Marubeni Corp.	45,000	607,089
Marui Group Co. Ltd.(a)	2,600	39,521
Maruichi Steel Tube Ltd.	2,500	54,662
Matsui Securities Co. Ltd.	100	588
Mazda Motor Corp.	10,600	97,566
Mebuki Financial Group, Inc.(a)	25,600	62,322
Medipal Holdings Corp.	3,100	42,020
Meitec Corp.	1,900	33,749
MISUMI Group, Inc.	1,200	29,754
Mitsubishi Chemical Group Corp.	26,200	154,672
Mitsubishi Corp.	29,000	1,035,232
Mitsubishi Electric Corp.	17,000	201,627
Mitsubishi Estate Co. Ltd.	9,700	114,900
Mitsubishi Gas Chemical Co., Inc.	3,200	47,198
Mitsubishi Heavy Industries Ltd.(a)	2,600	95,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Mitsubishi Logistics Corp.(a)	2,300	$53,746
Mitsubishi UFJ Financial Group, Inc.	188,000	1,197,725
Mitsuboshi Belting Ltd.(a)	1,400	41,393
Mitsui & Co. Ltd.	30,700	949,442
Mitsui Chemicals, Inc.(a)	2,300	58,930
Mitsui Fudosan Co. Ltd.	5,900	110,118
Mitsui OSK Lines Ltd.(a)	18,200	452,641
MIXI, Inc.	2,400	48,004
Miyazaki Bank Ltd.	1,100	19,340
Mizuho Financial Group, Inc.	42,050	593,357
Mizuho Medy Co. Ltd.	300	5,254
MS&AD Insurance Group Holdings, Inc.	9,500	293,087
Murata Manufacturing Co. Ltd.	3,900	235,600
NEC Corp.	1,100	42,152
NGK Insulators Ltd.(a)	4,400	57,922
NGK Spark Plug Co. Ltd.(a)	5,000	102,788
NH Foods Ltd.(a)	3,500	100,853
NHK Spring Co. Ltd.	3,800	27,039
Nichias Corp.	3,600	71,978
Nihon Parkerizing Co. Ltd.	20,600	153,544
Nikon Corp.(a)	3,600	36,652
Nintendo Co. Ltd.	14,400	555,161
Nippn Corp.	13,300	165,888
Nippon Carbon Co. Ltd.(a)	2,400	73,935
Nippon Electric Glass Co. Ltd.	2,300	44,051
Nippon Express Holdings, Inc.	1,200	71,861
Nippon Gas Co. Ltd.	2,800	40,478
Nippon Kayaku Co. Ltd.(a)	5,200	46,768
Nippon Sanso Holdings Corp.	2,800	50,113
Nippon Shinyaku Co. Ltd.	500	21,902
Nippon Shokubai Co. Ltd.	1,100	43,640
Nippon Steel Corp.	27,000	632,955
Nippon Steel Trading Corp.	900	62,822
Nippon Telegraph & Telephone Corp.	51,700	1,539,074
Nippon Yusen KK(a)	26,200	608,098
Nishimatsu Construction Co. Ltd.(a)	1,400	36,028
Nissan Chemical Corp.(a)	1,100	49,508
Nissan Motor Co. Ltd.(a)	20,000	75,302
Nisshin Seifun Group, Inc.(a)	3,900	45,450
Nisshinbo Holdings, Inc.	3,300	25,093
Nissin Foods Holdings Co. Ltd.	500	45,571
Nitta Corp.(a)	5,700	125,529
Nitto Denko Corp.	1,700	109,212
Noevir Holdings Co. Ltd.	3,000	121,722
NOF Corp.(a)	900	41,724
NOK Corp.(a)	4,800	52,764
Nomura Holdings, Inc.	48,900	187,274
Nomura Real Estate Holdings, Inc.	3,300	72,650
Nomura Research Institute Ltd.	2,300	52,968
NSD Co. Ltd.	9,800	175,544
NSK Ltd.(a)	12,000	68,164
NTT Data Corp.	4,300	55,959
Obayashi Corp.	14,300	108,843
Obic Co. Ltd.(a)	800	125,629
Oji Holdings Corp.	12,300	48,427
Okinawa Cellular Telephone Co.	5,400	122,939
Okumura Corp.(a)	1,200	28,222
Olympus Corp.	2,700	47,035
Ono Pharmaceutical Co. Ltd.	5,800	120,454
Open House Group Co. Ltd.	1,300	48,351
Oracle Corp.	900	64,445
Osaka Gas Co. Ltd.	2,900	47,523
Otsuka Corp.	1,400	49,282
Otsuka Holdings Co. Ltd.	3,500	110,530
Panasonic Holdings Corp.	23,600	209,597
Persol Holdings Co. Ltd.	1,600	31,906
Pola Orbis Holdings, Inc.	2,700	34,934
Prima Meat Packers Ltd.(a)	10,800	178,607
Recruit Holdings Co. Ltd.	2,200	60,335
Resona Holdings, Inc.	30,200	145,112
Resonac Holdings Corp.	2,200	35,970
Ricoh Co. Ltd.	6,000	44,677
Rohm Co. Ltd.	700	57,698
Ryohin Keikaku Co. Ltd.	3,800	42,942
Sangetsu Corp.	6,100	102,392
Sanki Engineering Co. Ltd.(a)	13,500	148,501
Sanshin Electronics Co. Ltd.(a)	1,200	21,712
Santen Pharmaceutical Co. Ltd.(a)	10,500	89,150
Sanwa Holdings Corp.(a)	5,200	55,325
SBI Holdings, Inc.(a)	10,000	197,160
SCREEN Holdings Co. Ltd.(a)	700	61,274
Scroll Corp.(a)	3,000	18,213
SCSK Corp.	2,600	37,801
Secom Co. Ltd.	1,100	67,476
Sega Sammy Holdings, Inc.	3,200	60,422
Seiko Epson Corp.(a)	4,500	63,600
Sekisui Chemical Co. Ltd.	4,300	60,612
Sekisui House Ltd.	10,100	204,747
Senshu Ikeda Holdings, Inc.(a)	11,700	20,395
Seven & I Holdings Co. Ltd.	5,300	237,941
Seven Bank Ltd.(a)	21,100	42,013
SG Holdings Co. Ltd.	5,700	83,943
Sharp Corp.(a)	13,700	96,041
Shimadzu Corp.	1,200	37,328
Shimamura Co. Ltd.	500	50,718
Shimano, Inc.	400	68,645
Shin-Etsu Chemical Co. Ltd.	23,000	738,786
Shinko Electric Industries Co. Ltd.(a)	1,000	30,656
Shinnihon Corp.(a)	9,900	69,625
Shionogi & Co. Ltd.	1,800	80,837
Shiseido Co. Ltd.	1,100	51,086
SKY Perfect JSAT Holdings, Inc.	10,100	39,234
SMC Corp.	300	157,405
SoftBank Corp.(a)	137,100	1,575,069
Sojitz Corp.(a)	4,780	99,235
Sompo Holdings, Inc.	6,200	244,665
Square Enix Holdings Co. Ltd.(a)	1,600	76,460
Stanley Electric Co. Ltd.(a)	1,600	35,236
Subaru Corp.	5,400	85,794
SUMCO Corp.	3,700	55,073
Sumitomo Bakelite Co. Ltd.(a)	900	34,894
Sumitomo Chemical Co. Ltd.	27,400	91,615
Sumitomo Corp.	35,400	622,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Sumitomo Electric Industries Ltd.	9,200	$117,307
Sumitomo Forestry Co. Ltd.	5,300	104,335
Sumitomo Heavy Industries Ltd.	2,300	55,992
Sumitomo Metal Mining Co. Ltd.	6,600	250,382
Sumitomo Mitsui Financial Group, Inc.	23,400	931,499
Sumitomo Mitsui Trust Holdings, Inc.(a)	4,400	150,127
Sumitomo Pharma Co. Ltd.(a)	7,700	46,863
Sumitomo Realty & Development Co. Ltd.	1,900	42,571
Sumitomo Rubber Industries Ltd.	3,000	26,959
Suncall Corp.(a)	2,400	10,694
Sundrug Co. Ltd.	3,600	98,324
Suntory Beverage & Food Ltd.	1,600	59,328
Suzuki Motor Corp.	3,000	108,288
T&D Holdings, Inc.	10,300	126,999
Taiheiyo Cement Corp.(a)	1,800	33,636
Taisei Corp.(a)	1,600	49,230
Taiyo Yuden Co. Ltd.	1,300	43,369
Takara Holdings, Inc.(a)	16,100	123,632
Takeda Pharmaceutical Co. Ltd.	25,200	823,653
Tama Home Co. Ltd.(a)	900	24,750
TDK Corp.	2,200	78,105
Teijin Ltd.(a)	3,200	33,565
Terumo Corp.	2,500	67,135
THK Co. Ltd.	2,000	45,909
TIS, Inc.(a)	2,000	52,446
Toagosei Co. Ltd.	17,600	162,921
Toho Co. Ltd.	800	30,476
Toho Gas Co. Ltd.(a)	1,500	27,759
TOKAI Holdings Corp.	100	656
Tokai Tokyo Financial Holdings, Inc.(a)	59,300	163,076
Tokio Marine Holdings, Inc.	36,600	700,430
Tokyo Electron Device Ltd.(a)	300	19,769
Tokyo Electron Ltd.	6,300	759,276
Tokyo Gas Co. Ltd.	4,400	82,519
Tokyo Ohka Kogyo Co. Ltd.	700	40,446
Tokyo Seimitsu Co. Ltd.	1,300	50,011
Tokyo Tatemono Co. Ltd.	4,100	49,752
Tokyu Fudosan Holdings Corp.(a)	12,600	60,117
Toray Industries, Inc.	14,200	80,704
Toshiba Corp.	3,800	126,914
Tosoh Corp.	11,100	149,874
TOTO Ltd.	1,200	39,853
Toyo Seikan Group Holdings Ltd.(a)	4,600	63,112
Toyo Tire Corp.	2,100	24,378
Toyota Motor Corp.(a)	148,870	2,102,905
Toyota Tsusho Corp.	3,300	139,349
Transcosmos, Inc.(a)	2,000	47,111
Trend Micro, Inc.	1,800	87,505
Tsubakimoto Chain Co.	5,400	130,446
UBE Corp.(a)	2,800	43,234
Unicharm Corp.	2,000	81,764
USS Co. Ltd.	4,300	74,149
V Technology Co. Ltd.	800	16,867
West Japan Railway Co.	1,500	61,503
Yakult Honsha Co. Ltd.	1,000	72,357
YAMABIKO Corp.	2,400	23,731
Yamada Holdings Co. Ltd.(a)	15,100	51,736
Yamaha Motor Co. Ltd.	4,100	106,590
Yamanashi Chuo Bank Ltd.(a)	3,400	29,174
Yamato Holdings Co. Ltd.	3,400	57,965
Yaskawa Electric Corp.	1,900	82,373
Yokogawa Electric Corp.	1,700	27,463
Yokohama Rubber Co. Ltd.	2,300	48,336
Yokorei Co. Ltd.(a)	14,300	103,041
ZOZO, Inc.	2,400	54,369

Total Japan		46,077,663

Netherlands - 2.0%
Aalberts NV	1,935	91,260
Aegon NV	31,966	137,216
Arcadis NV	965	39,589
ASM International NV	203	82,022
ASML Holding NV	1,295	879,627
ASR Nederland NV	3,963	158,188
BE Semiconductor Industries NV(a)	1,488	129,493
CTP NV(b)	6,027	78,053
Euronext NV(b)	879	67,403
Heineken Holding NV	1,723	158,274
Heineken NV	4,125	443,948
IMCD NV	257	41,994
JDE Peet’s NV	4,143	120,721
Koninklijke Ahold Delhaize NV	10,590	362,308
Koninklijke DSM NV	1,137	134,276
Koninklijke KPN NV	91,382	323,262
Koninklijke Vopak NV	2,309	81,505
NN Group NV	5,434	197,540
OCI NV	9,842	334,258
Ordina NV	2,856	18,493
Randstad NV(a)	5,531	328,100
SBM Offshore NV	3,949	58,671
Signify NV(b)	1,882	62,650
Universal Music Group NV(a)	11,595	293,582
Wolters Kluwer NV	1,716	216,917

Total Netherlands		4,839,350

Norway - 1.8%
ABG Sundal Collier Holding ASA	21,214	12,356
AF Gruppen ASA	5,572	79,272
Aker ASA, Class A	1,087	69,747
Aker BP ASA	12,104	296,212
Bouvet ASA	5,401	33,160
DNB Bank ASA	36,313	649,592
DNO ASA	36,179	35,477
Entra ASA(b)	5,915	57,099
Equinor ASA	32,804	935,592
Europris ASA(b)	5,790	40,164
Gjensidige Forsikring ASA(a)	8,530	139,518
Kid ASA(b)	3,406	27,611
Kongsberg Gruppen ASA	2,015	81,346
Leroy Seafood Group ASA	10,950	56,773
Mowi ASA	5,878	108,545
MPC Container Ships ASA	29,768	47,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Norsk Hydro ASA	33,232	$246,866
Orkla ASA	12,127	85,987
Salmar ASA	2,586	112,545
SpareBank 1 SMN	9,897	116,801
SpareBank 1 SR-Bank ASA	9,147	105,679
Storebrand ASA	5,710	43,791
Telenor ASA	63,680	746,058
TGS ASA	785	14,061
Wallenius Wilhelmsen ASA	5,454	39,422
Yara International ASA	4,990	216,265

Total Norway		4,397,363

Portugal - 0.4%
EDP - Energias de Portugal SA	53,586	292,024
Galp Energia SGPS SA	14,128	160,554
Jeronimo Martins SGPS SA	9,757	229,183
Navigator Co. SA	19,756	70,745
NOS SGPS SA	18,933	86,722
REN - Redes Energeticas Nacionais SGPS SA	9,393	27,554
Sonae SGPS SA	53,585	58,508

Total Portugal		925,290

Singapore - 2.9%
BOC Aviation Ltd.(b)	10,700	82,670
CapitaLand Ascendas REIT	111,300	239,418
CapitaLand Ascott Trust	90,300	67,578
CapitaLand Integrated Commercial Trust	174,300	259,572
CapitaLand Investment Ltd.	94,400	261,285
City Developments Ltd.	15,900	88,137
ComfortDelGro Corp. Ltd.	32,300	28,667
DBS Group Holdings Ltd.	49,863	1,237,621
Frasers Centrepoint Trust	34,200	58,906
Frasers Logistics & Commercial Trust	149,600	147,400
Genting Singapore Ltd.	114,200	96,201
Hour Glass Ltd.	22,300	36,564
Jardine Cycle & Carriage Ltd.(a)	8,600	202,330
Kenon Holdings Ltd.	2,119	62,029
Keppel Corp. Ltd.	35,000	148,208
Keppel DC REIT	51,500	79,794
Keppel Infrastructure Trust(a)	134,700	53,189
Keppel REIT	124,800	83,072
Mapletree Industrial Trust	80,100	142,783
Mapletree Logistics Trust	89,300	114,853
Mapletree Pan Asia Commercial Trust	96,800	131,052
NetLink NBN Trust	98,200	63,519
Olam Group Ltd.	80,300	94,822
OUE Commercial Real Estate Investment Trust	220,100	52,147
Oversea-Chinese Banking Corp. Ltd.	95,501	888,532
PARAGON REIT	133,100	94,603
Parkway Life Real Estate Investment Trust	12,800	38,413
Propnex Ltd.	16,500	23,952
Sembcorp Industries Ltd.	33,100	109,043
Sheng Siong Group Ltd.	31,800	40,421
Singapore Exchange Ltd.	17,400	123,019
Singapore Technologies Engineering Ltd.	45,300	124,702
Singapore Telecommunications Ltd.	277,900	514,185
StarHub Ltd.	81,100	63,438
Suntec Real Estate Investment Trust	92,600	99,596
United Overseas Bank Ltd.	34,628	775,096
UOL Group Ltd.	11,500	59,941
Venture Corp. Ltd.	3,400	45,187

Total Singapore		6,831,945

Spain - 4.0%
Acciona SA	643	129,029
Acerinox SA	8,044	82,797
ACS Actividades de Construccion y Servicios SA	11,253	358,828
Atresmedia Corp. de Medios de Comunicacion SA(a)	22,752	85,874
Banco Bilbao Vizcaya Argentaria SA(a)	109,341	780,592
Banco de Sabadell SA(a)	78,168	83,974
Banco Santander SA	207,993	774,187
Bankinter SA(a)	18,127	102,921
CaixaBank SA(a)	104,906	408,487
Cia de Distribucion Integral Logista Holdings SA	5,405	135,062
Cie Automotive SA	1,396	40,192
Corp. ACCIONA Energias Renovables SA	1,108	43,047
EDP Renovaveis SA	1,920	43,993
Enagas SA	8,179	157,284
Endesa SA	46,184	1,003,532
Ferrovial SA	5,924	174,355
Fluidra SA	4,435	78,010
Fomento de Construcciones y Contratas SA	7,540	73,726
Grupo Catalana Occidente SA	2,132	67,289
Iberdrola SA	86,964	1,085,126
Industria de Diseno Textil SA	37,467	1,257,816
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	39,727	42,838
Mapfre SA	73,537	148,444
Merlin Properties Socimi SA	25,226	220,899
Naturgy Energy Group SA(a)	21,377	644,495
Neinor Homes SA(a)(b)	2,580	25,396
Prosegur Cash SA(a)(b)	39,251	30,107
Prosegur Cia de Seguridad SA	18,258	36,320
Red Electrica Corp. SA	8,410	148,020
Repsol SA	24,431	376,513
Sacyr SA(a)	19,444	62,530
Telefonica SA	164,441	709,804
Viscofan SA	750	53,779

Total Spain		9,465,266

Sweden - 2.5%
AAK AB	2,005	36,273
AFRY AB	6,262	112,745
Alfa Laval AB	2,902	103,463
Assa Abloy AB, Class B	5,441	130,285
Atlas Copco AB, Class A	18,868	239,345
Atlas Copco AB, Class B	7,846	90,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Atrium Ljungberg AB, Class B	2,314	$37,713
Avanza Bank Holding AB(a)	2,827	66,248
Axfood AB	3,006	73,399
Billerud AB	3,996	41,060
Boliden AB	4,025	158,290
Clas Ohlson AB, Class B(a)	3,137	23,324
Dios Fastigheter AB	4,394	29,175
Dometic Group AB(a)(b)	7,320	44,529
Elekta AB, Class B(a)	5,743	43,797
Epiroc AB, Class A	6,175	122,553
EQT AB(a)	3,858	78,354
Essity AB, Class B(a)	5,817	166,271
Evolution AB(b)	937	125,439
FastPartner AB, Class A	4,858	28,062
Hexagon AB, Class B	7,166	82,133
Hexpol AB	6,238	77,302
Holmen AB, Class B(a)	962	37,034
Hufvudstaden AB, Class A(a)	2,780	37,721
Husqvarna AB, Class B(a)	12,529	108,549
Industrivarden AB, Class A	3,225	86,989
Industrivarden AB, Class C(a)	1,825	49,138
Indutrade AB	2,446	51,918
Investment AB Latour, Class B	4,142	84,122
JM AB(a)	1,819	30,137
L E Lundbergforetagen AB, Class B	513	23,187
Lifco AB, Class B	5,949	127,935
Loomis AB	1,300	44,505
Nordic Paper Holding AB	7,870	34,039
Nordnet AB publ	4,819	79,352
Saab AB, Class B	658	40,040
Sandvik AB	7,911	167,687
Securitas AB, Class B(a)	6,003	53,422
Skandinaviska Enskilda Banken AB, Class A*(a)	27,798	306,542
Skandinaviska Enskilda Banken AB, Class C*(a)	3,601	46,117
SKF AB, Class B	5,490	108,005
SSAB AB, Class A	13,265	97,784
SSAB AB, Class B	35,369	252,130
Svenska Cellulosa AB SCA, Class B(a)	3,988	52,477
Svenska Handelsbanken AB, Class A(a)	28,232	244,597
Sweco AB, Class B	4,643	58,880
Swedbank AB, Class A(a)	28,313	464,577
Tele2 AB, Class B	13,698	136,392
Telefonaktiebolaget LM Ericsson, Class B(a)	38,399	224,405
Telia Co. AB(a)	121,096	307,950
Thule Group AB(a)(b)	4,189	102,891
Trelleborg AB, Class B(a)	2,305	65,552
Volvo AB, Class A(a)	5,073	109,096
Volvo AB, Class B(a)	15,358	316,726
Wihlborgs Fastigheter AB	8,348	63,881

Total Sweden		5,923,713

Switzerland - 9.1%
ABB Ltd., Registered Shares	18,159	623,554
Alcon, Inc.	904	64,024
Allreal Holding AG, Registered Shares	279	47,093
Baloise Holding AG, Registered Shares	1,146	178,633
Banque Cantonale Vaudoise, Registered Shares(a)	1,756	165,883
BKW AG	405	63,750
Cembra Money Bank AG	560	44,044
Cie Financiere Richemont SA, Class A, Registered Shares	3,595	574,145
Clariant AG, Registered Shares*	2,637	43,616
Coca-Cola HBC AG*	3,552	97,192
DKSH Holding AG	921	74,251
EFG International AG*	6,998	68,559
Galenica AG(b)	749	63,418
Geberit AG, Registered Shares	323	180,036
Georg Fischer AG, Registered Shares	733	56,888
Givaudan SA, Registered Shares	60	195,260
Helvetia Holding AG, Registered Shares	1,428	199,143
Holcim AG, Registered Shares*	9,752	628,748
Julius Baer Group Ltd.	3,731	254,519
Kuehne & Nagel International AG, Registered Shares	1,732	515,495
Logitech International SA, Registered Shares	966	56,149
Lonza Group AG, Registered Shares	141	84,487
Mobilezone Holding AG, Registered Shares	2,685	43,851
Nestle SA, Registered Shares	32,921	4,016,611
Novartis AG, Registered Shares	44,589	4,088,199
OC Oerlikon Corp. AG, Registered Shares	8,574	48,382
Partners Group Holding AG	299	280,426
PSP Swiss Property AG, Registered Shares	684	77,868
Roche Holding AG	9,076	2,592,504
Roche Holding AG, Bearer Shares	1,273	383,203
Schindler Holding AG, Participation Certificate	666	147,336
Schindler Holding AG, Registered Shares	288	60,844
SFS Group AG	486	62,988
SGS SA, Registered Shares	132	290,572
SIG Group AG*(a)	3,281	84,472
Sika AG, Registered Shares	618	172,841
Sonova Holding AG, Registered Shares	367	107,905
Stadler Rail AG	1,076	42,048
STMicroelectronics NV	2,974	158,179
Straumann Holding AG, Registered Shares	594	88,656
Sulzer AG, Registered Shares(a)	945	80,116
Swatch Group AG, Bearer Shares	235	80,618
Swatch Group AG, Registered Shares	1,046	66,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Swiss Life Holding AG, Registered Shares	503	$310,098
Swiss Prime Site AG, Registered Shares	1,060	88,241
Swiss Re AG	7,714	792,383
Swisscom AG, Registered Shares	1,188	758,406
Temenos AG, Registered Shares	359	24,867
UBS Group AG, Registered Shares	33,634	710,196
VAT Group AG(a)(b)	318	114,244
Vontobel Holding AG, Registered Shares	1,321	85,748
Zurich Insurance Group AG	3,446	1,651,047

Total Switzerland		21,787,916

United Kingdom - 12.5%
Airtel Africa PLC(b)	62,263	81,989
Anglo American PLC	32,915	1,089,886
Ashtead Group PLC	2,451	150,254
Associated British Foods PLC	7,675	184,101
Assura PLC	60,813	36,739
AstraZeneca PLC	12,320	1,710,978
Auto Trader Group PLC(b)	4,833	36,823
Aviva PLC	54,414	271,947
BAE Systems PLC	30,886	375,245
Balfour Beatty PLC	13,477	62,055
Barclays PLC	214,968	387,532
Beazley PLC	6,829	50,451
Bodycote PLC	16,130	130,134
BP PLC	273,109	1,724,898
Bridgepoint Group PLC(b)(c)	14,110	38,521
British American Tobacco PLC	47,534	1,669,459
British Land Co. PLC	11,975	57,420
Britvic PLC	8,096	89,192
BT Group PLC	195,160	351,824
Bunzl PLC	3,119	117,893
Burberry Group PLC	3,265	104,397
Close Brothers Group PLC	4,489	50,009
CNH Industrial NV	8,386	128,282
Compass Group PLC	8,154	204,967
ConvaTec Group PLC(b)	18,949	53,560
Cranswick PLC	1,489	55,306
Croda International PLC	788	63,311
DCC PLC	892	52,035
Derwent London PLC	2,892	84,318
Diageo PLC	21,959	981,245
Diploma PLC	1,194	41,485
Diversified Energy Co. PLC	43,305	50,653
Drax Group PLC	8,265	62,082
DS Smith PLC	19,723	76,696
Dunelm Group PLC	4,836	66,073
FDM Group Holdings PLC	3,058	27,413
Fresnillo PLC	7,788	71,836
Games Workshop Group PLC	827	98,573
Grainger PLC	9,125	26,288
Greggs PLC	1,759	60,332
H&T Group PLC	3,480	18,115
Halma PLC	1,445	39,825
Harbour Energy PLC	16,160	54,828
Hargreaves Lansdown PLC	4,455	44,034
Howden Joinery Group PLC	17,129	147,831
HSBC Holdings PLC	490,099	3,331,088
Hunting PLC	4,919	14,354
IMI PLC	3,153	59,803
Imperial Brands PLC	31,404	723,781
Inchcape PLC	6,489	62,141
InterContinental Hotels Group PLC	2,196	144,234
Intertek Group PLC	960	48,109
Investec PLC	14,001	77,833
ITV PLC	107,815	110,379
J. Sainsbury PLC	48,774	168,075
Kingfisher PLC	33,267	107,439
Land Securities Group PLC	13,996	107,501
Legal & General Group PLC	139,679	412,595
Lloyds Banking Group PLC	1,066,853	628,886
London Stock Exchange Group PLC	2,122	206,436
Londonmetric Property PLC	39,808	86,431
Mondi PLC	6,488	102,843
National Grid PLC	91,050	1,234,426
Next PLC	1,741	141,473
OSB Group PLC	15,841	94,329
Pagegroup PLC	13,816	77,966
Pan African Resources PLC	113,706	23,310
Pearson PLC	6,358	66,381
Pennon Group PLC	6,390	69,054
Primary Health Properties PLC	38,281	47,901
Prudential PLC	17,251	235,057
Quilter PLC(b)	40,449	42,141
Reckitt Benckiser Group PLC	9,555	727,523
RELX PLC	19,803	641,028
Rentokil Initial PLC	10,417	76,199
Rightmove PLC	6,703	46,661
RS Group PLC	5,355	60,518
Safestore Holdings PLC	4,440	52,153
Sage Group PLC	8,294	79,477
Savills PLC	2,367	29,018
Schroders PLC	14,830	84,348
Segro PLC	11,293	107,182
Serco Group PLC	15,052	28,549
Severn Trent PLC	2,700	96,113
Shell PLC	132,615	3,785,290
Smith & Nephew PLC	8,038	111,511
Smiths Group PLC	4,308	91,432
Spectris PLC	1,269	57,412
Spirax-Sarco Engineering PLC	369	54,088
SSE PLC	17,549	391,223
St. James’s Place PLC	8,111	121,449
Standard Chartered PLC	19,605	148,886
TBC Bank Group PLC	2,242	62,096
Tesco PLC	102,833	337,832
Travis Perkins PLC	10,029	118,597
Tritax Big Box REIT PLC	45,220	78,221
Unilever PLC	29,742	1,540,851
Unite Group PLC	7,647	90,722
United Utilities Group PLC	9,260	121,365
Vesuvius PLC	16,507	84,457
Victrex PLC	1,531	30,156
Vodafone Group PLC	714,349	788,748
Weir Group PLC	2,931	67,371
Whitbread PLC	2,678	98,906

Total United Kingdom		29,914,183

United States - 1.2%
GSK PLC	79,761	1,409,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Investments	Shares	Value
Stellantis NV	75,825	$1,378,713

Total United States		2,788,000

TOTAL COMMON STOCKS (Cost: $210,154,278)		237,653,417

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%

United States - 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d) (Cost: $13,442,521)	13,442,521	13,442,521

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $223,596,799)		251,095,938
Other Assets less Liabilities - (4.8)%		(11,584,243)

NET ASSETS - 100.0%		$239,511,695

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,113,161 and the total market value of the collateral held by the Fund was $24,504,053. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,061,532.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/5/2023	94,848	AUD	63,015	USD	$512	$—
Citibank NA	4/5/2023	22,050	CHF	24,079	USD	60	—
Citibank NA	4/5/2023	25,338	DKK	3,668	USD	28	—
Citibank NA	4/5/2023	81,118	EUR	87,496	USD	640	—
Citibank NA	4/5/2023	66,875	GBP	82,088	USD	602	—
Citibank NA	4/5/2023	28,458	ILS	7,922	USD	—	(18)
Citibank NA	4/5/2023	13,902,203	JPY	105,831	USD	—	(1,359)
Citibank NA	4/5/2023	169,026	NOK	16,088	USD	52	—
Citibank NA	4/5/2023	172,588	SEK	16,616	USD	29	—
Citibank NA	4/5/2023	42,635	SGD	32,002	USD	66	—
Citibank NA	4/5/2023	1,718,646	USD	2,545,501	AUD	13,734	—
Citibank NA	4/5/2023	656,722	USD	613,229	CHF	—	(14,610)
Citibank NA	4/5/2023	100,032	USD	700,416	DKK	—	(2,127)
Citibank NA	4/5/2023	2,386,349	USD	2,245,673	EUR	—	(53,595)
Citibank NA	4/5/2023	2,238,826	USD	1,848,169	GBP	—	(46,390)
Citibank NA	4/5/2023	216,050	USD	788,445	ILS	—	(2,927)
Citibank NA	4/5/2023	2,886,389	USD	391,304,581	JPY	—	(54,179)
Citibank NA	4/5/2023	438,781	USD	4,532,128	NOK	6,021	—
Citibank NA	4/5/2023	453,175	USD	4,717,751	SEK	—	(1,813)
Citibank NA	4/5/2023	872,791	USD	1,173,928	SGD	—	(10,188)
Goldman Sachs	4/5/2023	2,542,506	AUD	1,702,892	USD	14	—
Goldman Sachs	4/5/2023	594,390	CHF	650,702	USD	5	—
Goldman Sachs	4/5/2023	679,554	DKK	99,115	USD	2	—
Goldman Sachs	4/5/2023	2,176,251	EUR	2,364,475	USD	41	—
Goldman Sachs	4/5/2023	1,794,072	GBP	2,218,304	USD	22	—
Goldman Sachs	4/5/2023	770,758	ILS	214,069	USD	—	(4)
Goldman Sachs	4/5/2023	380,580,455	JPY	2,859,931	USD	48	—
Goldman Sachs	4/5/2023	4,553,102	NOK	434,759	USD	4	—
Goldman Sachs	4/5/2023	4,655,967	SEK	449,021	USD	8	—
Goldman Sachs	4/5/2023	1,149,751	SGD	864,791	USD	3	—
Goldman Sachs	4/5/2023	1,718,646	USD	2,545,441	AUD	13,775	—
Goldman Sachs	4/5/2023	656,722	USD	613,228	CHF	—	(14,609)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Goldman Sachs	4/5/2023	100,032	USD	700,431	DKK	—	(2,130)
Goldman Sachs	4/5/2023	2,386,349	USD	2,245,705	EUR	—	(53,630)
Goldman Sachs	4/5/2023	2,238,826	USD	1,848,188	GBP	—	(46,413)
Goldman Sachs	4/5/2023	216,050	USD	788,426	ILS	—	(2,922)
Goldman Sachs	4/5/2023	2,886,389	USD	391,304,293	JPY	—	(54,177)
Goldman Sachs	4/5/2023	438,781	USD	4,532,148	NOK	6,019	—
Goldman Sachs	4/5/2023	453,175	USD	4,717,780	SEK	—	(1,815)
Goldman Sachs	4/5/2023	872,791	USD	1,174,002	SGD	—	(10,243)
Goldman Sachs	5/3/2023	5,890,764	USD	8,786,494	AUD	—	(116)
Goldman Sachs	5/3/2023	596,476	USD	4,082,114	DKK	—	(15)
Goldman Sachs	5/3/2023	214,566	USD	772,033	ILS	—	(2)
Goldman Sachs	5/4/2023	4,013,876	USD	3,655,172	CHF	—	(101)
Goldman Sachs	5/4/2023	14,552,454	USD	13,372,345	EUR	—	(387)
Goldman Sachs	5/4/2023	6,527,482	USD	5,275,999	GBP	—	(79)
Goldman Sachs	5/4/2023	969,645	USD	10,141,133	NOK	—	(16)
Goldman Sachs	5/4/2023	1,471,812	USD	15,236,423	SEK	—	(52)
Goldman Sachs	5/4/2023	883,723	USD	1,173,905	SGD	—	(53)
Goldman Sachs	5/8/2023	10,103,856	USD	1,338,193,083	JPY	—	(313)
JP Morgan Chase Bank NA	4/5/2023	2,542,506	AUD	1,702,892	USD	14	—
JP Morgan Chase Bank NA	4/5/2023	594,390	CHF	650,702	USD	6	—
JP Morgan Chase Bank NA	4/5/2023	679,550	DKK	99,115	USD	1	—
JP Morgan Chase Bank NA	4/5/2023	2,176,237	EUR	2,364,475	USD	26	—
JP Morgan Chase Bank NA	4/5/2023	1,794,071	GBP	2,218,304	USD	21	—
JP Morgan Chase Bank NA	4/5/2023	770,766	ILS	214,069	USD	—	(2)
JP Morgan Chase Bank NA	4/5/2023	380,578,453	JPY	2,859,931	USD	33	—
JP Morgan Chase Bank NA	4/5/2023	4,553,085	NOK	434,759	USD	2	—
JP Morgan Chase Bank NA	4/5/2023	4,655,925	SEK	449,021	USD	4	—
JP Morgan Chase Bank NA	4/5/2023	1,149,756	SGD	864,791	USD	6	—
JP Morgan Chase Bank NA	4/5/2023	1,718,646	USD	2,545,433	AUD	13,780	—
JP Morgan Chase Bank NA	4/5/2023	656,722	USD	613,221	CHF	—	(14,601)
JP Morgan Chase Bank NA	4/5/2023	100,032	USD	700,397	DKK	—	(2,125)
JP Morgan Chase Bank NA	4/5/2023	2,386,349	USD	2,245,675	EUR	—	(53,598)
JP Morgan Chase Bank NA	4/5/2023	2,238,826	USD	1,848,157	GBP	—	(46,375)
JP Morgan Chase Bank NA	4/5/2023	216,050	USD	788,424	ILS	—	(2,921)
JP Morgan Chase Bank NA	4/5/2023	2,886,389	USD	391,305,447	JPY	—	(54,186)
JP Morgan Chase Bank NA	4/5/2023	438,781	USD	4,531,959	NOK	6,037	—
JP Morgan Chase Bank NA	4/5/2023	453,175	USD	4,717,608	SEK	—	(1,799)
JP Morgan Chase Bank NA	4/5/2023	872,791	USD	1,173,941	SGD	—	(10,197)
JP Morgan Chase Bank NA	5/3/2023	5,890,764	USD	8,786,572	AUD	—	(169)
JP Morgan Chase Bank NA	5/3/2023	596,476	USD	4,082,206	DKK	—	(29)
JP Morgan Chase Bank NA	5/3/2023	214,566	USD	772,119	ILS	—	(26)
JP Morgan Chase Bank NA	5/4/2023	4,013,876	USD	3,655,184	CHF	—	(115)
JP Morgan Chase Bank NA	5/4/2023	14,552,454	USD	13,372,173	EUR	—	(199)
JP Morgan Chase Bank NA	5/4/2023	6,527,482	USD	5,275,978	GBP	—	(53)
JP Morgan Chase Bank NA	5/4/2023	969,645	USD	10,141,339	NOK	—	(35)
JP Morgan Chase Bank NA	5/4/2023	1,471,812	USD	15,236,709	SEK	—	(80)
JP Morgan Chase Bank NA	5/4/2023	883,723	USD	1,173,917	SGD	—	(63)
JP Morgan Chase Bank NA	5/8/2023	10,103,856	USD	1,338,178,937	JPY	—	(206)
Morgan Stanley & Co. International	4/5/2023	1,794,068	GBP	2,218,304	USD	17	—
Morgan Stanley & Co. International	5/4/2023	6,527,481	USD	5,275,977	GBP	—	(53)
Royal Bank of Canada	4/5/2023	2,542,567	AUD	1,702,892	USD	55	—
Royal Bank of Canada	4/5/2023	594,390	CHF	650,702	USD	5	—
Royal Bank of Canada	4/5/2023	679,544	DKK	99,115	USD	0	—
Royal Bank of Canada	4/5/2023	2,176,233	EUR	2,364,475	USD	22	—
Royal Bank of Canada	4/5/2023	1,794,072	GBP	2,218,304	USD	22	—
Royal Bank of Canada	4/5/2023	770,755	ILS	214,069	USD	—	(5)
Royal Bank of Canada	4/5/2023	380,577,684	JPY	2,859,931	USD	27	—
Royal Bank of Canada	4/5/2023	4,553,190	NOK	434,759	USD	12	—
Royal Bank of Canada	4/5/2023	4,655,878	SEK	449,021	USD	—	—
Royal Bank of Canada	4/5/2023	1,149,739	SGD	864,791	USD	—	(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

Royal Bank of Canada	4/5/2023	1,718,646	USD	2,545,430	AUD	13,782		—
Royal Bank of Canada	4/5/2023	656,721	USD	613,227	CHF	—		(14,609)
Royal Bank of Canada	4/5/2023	100,033	USD	700,432	DKK	—		(2,129)
Royal Bank of Canada	4/5/2023	2,386,348	USD	2,245,681	EUR	—		(53,604)
Royal Bank of Canada	4/5/2023	2,238,826	USD	1,848,163	GBP	—		(46,382)
Royal Bank of Canada	4/5/2023	216,048	USD	788,434	ILS	—		(2,926)
Royal Bank of Canada	4/5/2023	2,886,389	USD	391,308,801	JPY	—		(54,211)
Royal Bank of Canada	4/5/2023	438,782	USD	4,532,122	NOK	6,023		—
Royal Bank of Canada	4/5/2023	453,173	USD	4,717,669	SEK	—		(1,807)
Royal Bank of Canada	4/5/2023	872,791	USD	1,173,907	SGD	—		(10,171)
Royal Bank of Canada	5/3/2023	5,890,764	USD	8,786,769	AUD	—		(301)
Royal Bank of Canada	5/3/2023	596,476	USD	4,082,376	DKK	—		(54)
Royal Bank of Canada	5/3/2023	214,566	USD	772,222	ILS	—		(54)
Royal Bank of Canada	5/4/2023	4,013,876	USD	3,655,192	CHF	—		(123)
Royal Bank of Canada	5/4/2023	14,552,454	USD	13,372,111	EUR	—		(132)
Royal Bank of Canada	5/4/2023	6,527,482	USD	5,276,020	GBP	—		(106)
Royal Bank of Canada	5/4/2023	969,645	USD	10,141,813	NOK	—		(81)
Royal Bank of Canada	5/4/2023	1,471,812	USD	15,236,854	SEK	—		(94)
Royal Bank of Canada	5/4/2023	883,723	USD	1,173,916	SGD	—		(62)
Royal Bank of Canada	5/8/2023	10,103,856	USD	1,338,176,219	JPY	—		(185)
Standard Chartered Bank	4/5/2023	2,542,485	AUD	1,702,893	USD	—		(1)
Standard Chartered Bank	4/5/2023	594,385	CHF	650,702	USD	0	^	—
Standard Chartered Bank	4/5/2023	679,549	DKK	99,116	USD	—		(0)^
Standard Chartered Bank	4/5/2023	2,176,210	EUR	2,364,474	USD	—		(2)
Standard Chartered Bank	4/5/2023	770,770	ILS	214,069	USD	—		(1)
Standard Chartered Bank	4/5/2023	380,579,731	JPY	2,859,932	USD	41		—
Standard Chartered Bank	4/5/2023	4,553,037	NOK	434,760	USD	—		(4)
Standard Chartered Bank	4/5/2023	4,655,847	SEK	449,019	USD	—		(2)
Standard Chartered Bank	4/5/2023	1,149,730	SGD	864,789	USD	—		(11)
Standard Chartered Bank	5/3/2023	5,890,762	USD	8,786,346	AUD	—		(19)
Standard Chartered Bank	5/3/2023	596,475	USD	4,082,185	DKK	—		(27)
Standard Chartered Bank	5/3/2023	214,564	USD	772,125	ILS	—		(29)
Standard Chartered Bank	5/4/2023	4,013,874	USD	3,655,086	CHF	—		(9)
Standard Chartered Bank	5/4/2023	14,552,452	USD	13,371,974	EUR	15		—
Standard Chartered Bank	5/4/2023	969,643	USD	10,141,399	NOK	—		(43)
Standard Chartered Bank	5/4/2023	1,471,812	USD	15,237,007	SEK	—		(109)
Standard Chartered Bank	5/4/2023	883,721	USD	1,173,855	SGD	—		(18)
Standard Chartered Bank	5/8/2023	10,103,857	USD	1,338,185,132	JPY	—		(252)

						$81,636		$(748,685)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$237,653,417	$—	$—	$237,653,417
Investment of Cash Collateral for Securities Loaned	—	13,442,521	—	13,442,521

Total Investments in Securities	$237,653,417	$13,442,521	$—	$251,095,938

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$81,636	$—	$81,636
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(748,685)	$—	$(748,685)

Total - Net	$237,653,417	$12,775,472	$—	$250,428,889

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 13.7%
Abacus Property Group(a)	365,888	$637,139
Accent Group Ltd.	116,726	185,280
Adbri Ltd.(a)	205,786	218,453
APM Human Services International Ltd.(a)	59,238	78,953
ARB Corp. Ltd.(a)	9,447	200,127
AUB Group Ltd.	10,646	181,890
Austal Ltd.	42,471	49,068
Australian Clinical Labs Ltd.(a)	149,461	353,358
Baby Bunting Group Ltd.(a)	46,061	61,699
Bapcor Ltd.	49,103	209,817
Blackmores Ltd.	1,347	63,439
Bravura Solutions Ltd.(a)	85,698	22,959
Breville Group Ltd.(a)	10,722	137,158
BWP Trust	166,112	420,538
Capitol Health Ltd.	200,788	36,309
Cedar Woods Properties Ltd.(a)	39,763	118,243
Centuria Capital Group	231,225	233,843
Centuria Industrial REIT(a)	122,363	245,858
Champion Iron Ltd.(a)	90,645	433,466
Charter Hall Long Wale REIT	299,816	841,360
Codan Ltd.(a)	42,699	155,571
Collins Foods Ltd.(a)	13,749	76,430
Costa Group Holdings Ltd.(a)	77,805	134,444
Cromwell Property Group	915,221	340,198
CSR Ltd.	194,584	619,033
Dalrymple Bay Infrastructure Ltd.	59,195	106,251
Data#3 Ltd.	18,416	89,792
DDH1 Ltd.	127,818	77,046
Deterra Royalties Ltd.	235,529	757,179
Dicker Data Ltd.(a)	33,537	183,959
Domain Holdings Australia Ltd.(a)	50,524	118,773
Eagers Automotive Ltd.(a)	58,321	526,926
Elders Ltd.(a)	35,874	207,350
First Resources Ltd.	449,527	530,824
G8 Education Ltd.	157,657	127,765
Gold Road Resources Ltd.	47,508	54,091
GR Engineering Services Ltd.	56,569	71,796
GrainCorp Ltd., Class A	25,278	116,986
Growthpoint Properties Australia Ltd.	191,368	389,633
GUD Holdings Ltd.(a)	31,252	204,915
GWA Group Ltd.(a)	72,570	79,467
Hansen Technologies Ltd.	25,595	79,197
Helia Group Ltd.	200,581	385,553
HMC Capital Ltd.(a)	42,041	101,084
HomeCo Daily Needs REIT	558,899	432,343
HUB24 Ltd.	2,599	47,973
Infomedia Ltd.	64,927	64,792
Ingenia Communities Group	48,185	121,665
Inghams Group Ltd.(a)	50,088	104,665
Insignia Financial Ltd.	192,715	353,654
Integral Diagnostics Ltd.(a)	33,894	66,740
InvoCare Ltd.(a)	22,940	181,603
IPH Ltd.	29,598	146,692
IRESS Ltd.	35,488	235,779
IVE Group Ltd.	72,132	119,327
Johns Lyng Group Ltd.	9,263	39,643
Jumbo Interactive Ltd.	9,989	84,296
Jupiter Mines Ltd.	478,256	75,273
Kelsian Group Ltd.(a)	31,852	124,797
Link Administration Holdings Ltd.	24,717	34,929
Lovisa Holdings Ltd.	22,210	360,574
Maas Group Holdings Ltd.(a)	29,650	55,603
McMillan Shakespeare Ltd.(a)	36,963	356,486
Monadelphous Group Ltd.(a)	20,800	174,832
Monash IVF Group Ltd.	138,481	99,240
Myer Holdings Ltd.(a)	311,176	185,485
MyState Ltd.	32,262	77,787
Navigator Global Investments Ltd.(a)	181,928	127,939
Netwealth Group Ltd.	17,807	161,243
Nick Scali Ltd.(a)	26,391	165,265
NRW Holdings Ltd.	136,135	218,823
Nufarm Ltd.	20,692	79,132
Orora Ltd.	250,057	572,767
Pacific Current Group Ltd.(a)	11,744	52,306
Pact Group Holdings Ltd.	40,873	30,660
Perpetual Ltd.(a)	18,271	268,725
Perseus Mining Ltd.	107,128	170,763
Pinnacle Investment Management Group Ltd.(a)	35,692	187,652
PSC Insurance Group Ltd.	35,239	113,286
PWR Holdings Ltd.	9,190	61,365
Ramelius Resources Ltd.	40,303	34,281
Region RE Ltd.	375,685	591,295
Regis Healthcare Ltd.	47,505	61,883
Reliance Worldwide Corp. Ltd.	133,506	329,050
Ridley Corp. Ltd.	68,959	102,070
Sigma Healthcare Ltd.	99,455	46,627
Sims Ltd.	84,152	874,156
SmartGroup Corp. Ltd.(a)	69,045	296,417
Super Retail Group Ltd.(a)	69,354	582,946
Terracom Ltd.(a)	357,699	160,511
Ventia Services Group Pty. Ltd.	115,057	203,437
Waypoint REIT Ltd.	251,183	435,715

Total Australia		19,735,712

Austria - 1.7%
AT&S Austria Technologie & Systemtechnik AG	3,849	118,552
Lenzing AG	9,396	709,476
Oesterreichische Post AG	16,530	611,505
Porr AG	6,461	94,764
S IMMO AG	7,185	103,666
Schoeller-Bleckmann Oilfield Equipment AG	995	64,104
Semperit AG Holding	4,533	122,137
UNIQA Insurance Group AG	59,803	504,190
Zumtobel Group AG	9,105	70,531

Total Austria		2,398,925

Belgium - 1.5%
Barco NV	6,725	200,487
Bekaert SA	11,409	515,645
bpost SA	65,397	372,660
Deceuninck NV	5,511	15,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
Econocom Group SA/NV	1,624	$5,223
Fagron	4,756	81,279
Intervest Offices & Warehouses NV	7,573	143,985
Recticel SA	4,634	86,293
VGP NV	7,067	631,127
Xior Student Housing NV	4,397	148,091

Total Belgium		2,199,818

China - 0.3%
CITIC Telecom International Holdings Ltd.	725,678	295,820
CPMC Holdings Ltd.	30,900	16,966
Yanlord Land Group Ltd.	201,509	137,921

Total China		450,707

Denmark - 3.0%
Alm Brand A/S	192,347	359,640
Cementir Holding NV	22,325	191,372
Chemometec A/S*	239	13,671
D/S Norden A/S	19,338	1,300,754
Dfds A/S	8,623	349,369
FLSmidth & Co. A/S	3,813	145,812
Huscompagniet A/S	7,320	50,017
Matas A/S	1,392	17,094
Per Aarsleff Holding A/S	3,217	138,410
Scandinavian Tobacco Group A/S(b)	22,265	442,277
Schouw & Co. A/S	3,252	272,717
Spar Nord Bank A/S	14,203	224,131
Sydbank A/S	17,436	785,269

Total Denmark		4,290,533

Finland - 2.5%
Anora Group Oyj(a)	13,571	81,683
Cargotec Oyj, Class B	6,438	313,217
Caverion Oyj	18,934	176,292
Citycon Oyj(a)	45,594	311,827
Fiskars Oyj Abp(a)	11,726	200,014
Harvia Oyj	3,534	84,162
Kemira Oyj	24,278	427,832
Konecranes Oyj	16,724	560,356
Lassila & Tikanoja Oyj(a)	5,000	54,866
Marimekko Oyj	6,042	64,068
Musti Group Oyj*	3,472	60,769
Outokumpu Oyj(a)	64,137	349,941
Puuilo Oyj	20,234	147,727
Raisio Oyj, Class V	32,695	89,159
Sanoma Oyj	8,644	76,163
Terveystalo Oyj(a)(b)	25,626	195,446
Tokmanni Group Corp.(a)	17,089	235,978
Uponor Oyj	12,438	230,131

Total Finland		3,659,631

France - 3.1%
Beneteau SA	9,940	166,309
Bigben Interactive	4,488	25,843
Cie Plastic Omnium SA	12,416	226,351
Coface SA	62,921	892,105
Derichebourg SA	44,658	262,001
Etablissements Maurel et Prom SA	35,280	132,047
Fnac Darty SA	5,959	219,992
IPSOS	5,774	358,198
Jacquet Metals SACA	5,020	97,626
Lectra	2,882	113,817
LISI(a)	2,964	78,574
Maisons du Monde SA(b)	9,931	106,870
Mersen SA	2,692	120,060
Metropole Television SA(a)	34,689	563,434
Quadient SA	4,751	86,614
Television Francaise 1(a)	54,891	485,141
Trigano SA	1,375	179,264
Vicat SA	11,057	332,156

Total France		4,446,402

Georgia - 0.4%
Bank of Georgia Group PLC	17,065	580,251

Germany - 3.5%
7C Solarparken AG	12,722	52,246
alstria office REIT AG	6,783	44,843
AURELIUS Equity Opportunities SE & Co. KGaA	6,352	102,482
BayWa AG	2,871	126,795
Bilfinger SE	6,083	258,407
CompuGroup Medical SE & Co. KGaA	3,266	168,121
CropEnergies AG	10,084	123,800
Dermapharm Holding SE	10,986	450,932
Deutz AG	23,346	151,551
Duerr AG	5,119	183,753
Energiekontor AG	857	61,824
Gerresheimer AG	2,494	246,981
Hamborner REIT AG	17,119	135,958
Hamburger Hafen und Logistik AG	16,330	201,901
Hornbach Holding AG & Co. KGaA	1,818	145,471
Indus Holding AG	5,336	144,932
Instone Real Estate Group SE(b)	14,894	126,216
Jenoptik AG	2,963	100,824
JOST Werke AG(b)	1,752	92,603
Kloeckner & Co. SE	46,346	498,743
Mutares SE & Co. KGaA	5,035	107,327
SAF-Holland SE	9,391	119,884
Salzgitter AG	7,819	309,216
Siltronic AG	5,342	390,016
Varta AG(a)	13,311	365,159
Wacker Neuson SE	10,133	212,364
Wuestenrot & Wuerttembergische AG	5,520	96,675

Total Germany		5,019,024

Hong Kong - 1.1%
Dah Sing Banking Group Ltd.	138,400	105,961
Dah Sing Financial Holdings Ltd.	40,800	104,729
Fortune Real Estate Investment Trust	565,000	467,837
Hutchison Port Holdings Trust	2,231,800	417,347
Nissin Foods Co. Ltd.	156,000	137,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
Singamas Container Holdings Ltd.	1,708,000	$134,900
Tam Jai International Co. Ltd.	527,000	156,423

Total Hong Kong		1,524,915

Indonesia - 0.3%
Bumitama Agri Ltd.	250,400	106,409
Nickel Industries Ltd.	625,352	376,947

Total Indonesia		483,356

Ireland - 0.3%
Cairn Homes PLC	170,541	188,990
Kenmare Resources PLC	27,248	158,178
Origin Enterprises PLC	26,515	118,974

Total Ireland		466,142

Israel - 2.6%
Altshuler Shaham Penn Ltd.	85,125	166,318
AudioCodes Ltd.	2,610	38,164
Automatic Bank Services Ltd.	14,459	49,513
Azorim-Investment Development & Construction Co. Ltd.	14,845	36,908
Delek Automotive Systems Ltd.	23,787	220,717
Delek Group Ltd.‡	0	37
Delta Galil Ltd.	2,677	105,797
Electra Consumer Products 1970 Ltd.	2,099	56,628
Electra Real Estate Ltd.	11,046	97,371
FIBI Holdings Ltd.	7,271	271,604
G City Ltd.	58,298	191,863
Gav-Yam Lands Corp. Ltd.	23,352	170,244
Harel Insurance Investments & Financial Services Ltd.	46,023	386,012
Israel Canada T.R Ltd.	29,217	52,987
Israel Land Development Co. Ltd.	6,163	50,750
Magic Software Enterprises Ltd.	6,540	85,731
Matrix IT Ltd.	13,617	238,860
Max Stock Ltd.	56,676	110,420
Maytronics Ltd.	13,541	143,392
Mediterranean Towers Ltd.*	30,764	60,517
Mega Or Holdings Ltd.	4,643	98,904
Mehadrin Ltd.*‡	0	12
Migdal Insurance & Financial Holdings Ltd.*	50,520	53,738
Oil Refineries Ltd.	633,945	172,719
One Software Technologies Ltd.	7,615	77,194
Paz Oil Co. Ltd.*	1	84
Plus500 Ltd.	27,721	579,944
Retailors Ltd.	2,098	38,252
Shufersal Ltd.	21,212	102,565
Tamar Petroleum Ltd.(b)	15,913	44,327
Tiv Taam Holdings 1 Ltd.	784	1,391

Total Israel		3,702,963

Italy - 4.2%
Alerion Cleanpower SpA	3,775	121,195
Anima Holding SpA(b)	110,154	448,309
Ariston Holding NV	6,247	68,889
Arnoldo Mondadori Editore SpA	50,390	106,974
Azimut Holding SpA(a)	40,780	872,817
Banca Popolare di Sondrio SpA	89,938	382,449
Cairo Communication SpA	58,044	117,926
Carel Industries SpA(b)	3,033	83,039
Credito Emiliano SpA	36,976	273,977
Danieli & C. Officine Meccaniche SpA, RSP	6,281	124,743
El.En. SpA	2,121	27,721
Enav SpA(b)	53,591	224,511
Esprinet SpA	14,161	141,852
Immobiliare Grande Distribuzione SIIQ SpA(a)	48,810	150,074
Iren SpA	334,329	641,104
Maire Tecnimont SpA(a)	72,508	311,797
MARR SpA	9,865	141,904
OVS SpA(b)	26,116	68,381
Piaggio & C. SpA	83,548	356,910
RAI Way SpA(b)	41,115	247,468
Salcef Group SpA	6,952	162,389
Sanlorenzo SpA(a)	2,833	123,117
SOL SpA	3,597	96,527
Technogym SpA(a)(b)	9,562	85,135
Unieuro SpA(a)(b)	9,118	107,582
Webuild SpA(a)	149,014	339,982
Zignago Vetro SpA	11,119	216,961

Total Italy		6,043,733

Japan - 27.5%
77 Bank Ltd.(a)	10,435	169,513
ADEKA Corp.(a)	9,200	156,087
Advan Group Co. Ltd.	200	1,450
Aeon Delight Co. Ltd.(a)	5,900	134,766
Ai Holdings Corp.	6,800	117,055
Aica Kogyo Co. Ltd.(a)	7,200	164,190
Aichi Corp.	18,000	107,656
Alleanza Holdings Co. Ltd.(a)	4,000	29,544
Alps Alpine Co. Ltd.(a)	14,700	140,163
Amano Corp.	6,800	127,478
Anritsu Corp.	7,900	72,477
Arcs Co. Ltd.	8,000	134,946
Ariake Japan Co. Ltd.(a)	1,500	55,000
ARTERIA Networks Corp.	11,100	106,338
As One Corp.(a)	1,500	63,228
Asahi Holdings, Inc.(a)	8,900	135,215
Asanuma Corp.(a)	3,500	81,918
ASKUL Corp.	6,300	81,561
Autobacs Seven Co. Ltd.(a)	15,900	172,631
Awa Bank Ltd.(a)	270	3,956
Bando Chemical Industries Ltd.(a)	15,000	119,243
Bank of Nagoya Ltd.	2,049	48,573
Bank of Saga Ltd.(a)	7,500	91,292
Belc Co. Ltd.	800	33,661
Bell System24 Holdings, Inc.(a)	11,401	123,699
Benesse Holdings, Inc.	6,800	99,121
Bic Camera, Inc.	200	1,673
BML, Inc.(a)	2,500	57,950
Bunka Shutter Co. Ltd.(a)	9,400	78,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
C. Uyemura & Co. Ltd.(a)	1,400	$68,164
Central Glass Co. Ltd.	2,700	59,583
Chori Co. Ltd.	7,700	145,102
Citizen Watch Co. Ltd.(a)	33,500	195,830
CKD Corp.	8,500	137,313
Computer Engineering & Consulting Ltd.	2,700	25,927
Create SD Holdings Co. Ltd.	3,300	83,312
Daicel Corp.	27,700	208,130
Daido Steel Co. Ltd.(a)	5,300	207,078
Daihen Corp.	1,737	57,883
Daiho Corp.(a)	2,700	74,656
Daiichikosho Co. Ltd.	10,800	177,227
Daiken Corp.	6,400	109,640
Daiki Aluminium Industry Co. Ltd.(a)	3,000	32,189
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	200	2,679
Daio Paper Corp.(a)	11,500	89,346
Daiseki Co. Ltd.	1,400	44,128
Daishi Hokuetsu Financial Group, Inc.(a)	7,300	158,517
Daiwabo Holdings Co. Ltd.	9,000	147,622
DCM Holdings Co. Ltd.(a)	12,200	105,876
Denka Co. Ltd.(a)	8,400	172,620
Dexerials Corp.(a)	3,900	78,768
DIC Corp.	9,200	164,520
Dip Corp.(a)	1,741	46,243
DMG Mori Co. Ltd.	11,200	187,494
DTS Corp.(a)	6,100	147,584
Eagle Industry Co. Ltd.	9,000	80,337
EDION Corp.(a)	11,700	112,701
Eiken Chemical Co. Ltd.(a)	8,500	99,823
Eizo Corp.(a)	1,800	55,384
Elecom Co. Ltd.	7,700	72,609
Elematec Corp.	11,300	157,329
en Japan, Inc.(a)	2,600	44,522
ES-Con Japan Ltd.(a)	18,700	122,100
ESPEC Corp.	200	3,058
Exedy Corp.	10,930	148,892
EXEO Group, Inc.(a)	11,000	198,114
Ezaki Glico Co. Ltd.	3,900	97,727
Financial Partners Group Co. Ltd.	12,100	105,008
France Bed Holdings Co. Ltd.(a)	400	3,180
Fuji Co. Ltd.(a)	2,700	35,056
Fuji Oil Holdings, Inc.(a)	5,800	83,803
Fuji Soft, Inc.(a)	1,400	80,682
Fujikura Ltd.(a)	10,600	74,707
Fujimi, Inc.(a)	2,200	120,670
Fujitec Co. Ltd.(a)	5,900	145,627
Fukuyama Transporting Co. Ltd.(a)	2,600	70,133
Funai Soken Holdings, Inc.(a)	6,700	136,426
Furukawa Electric Co. Ltd.(a)	3,300	61,021
Furuno Electric Co. Ltd.(a)	2,100	15,400
Future Corp.	7,400	101,139
G-7 Holdings, Inc.(a)	1,500	16,297
Glory Ltd.(a)	6,100	132,688
Goldcrest Co. Ltd.(a)	9,200	118,067
GS Yuasa Corp.(a)	6,051	108,299
Gunma Bank Ltd.(a)	42,987	143,085
H.U. Group Holdings, Inc.(a)	8,800	176,278
H2O Retailing Corp.(a)	8,500	95,097
Hachijuni Bank Ltd.	48,200	208,243
Hakuto Co. Ltd.(a)	3,800	140,334
Hanwa Co. Ltd.	2,239	66,368
Hazama Ando Corp.(a)	19,100	122,846
Heiwa Corp.	9,349	184,676
Heiwa Real Estate Co. Ltd.	2,500	71,098
Hiday Hidaka Corp.(a)	200	3,226
Hirogin Holdings, Inc.(a)	37,400	175,914
Hogy Medical Co. Ltd.(a)	2,200	52,483
Hokuetsu Corp.(a)	12,200	81,309
Hokuhoku Financial Group, Inc.(a)	16,406	114,025
Hokuto Corp.(a)	200	2,788
Horiba Ltd.	2,900	172,357
Hyakujushi Bank Ltd.(a)	8,500	117,323
Ichibanya Co. Ltd.(a)	2,700	102,247
Ichigo, Inc.	30,100	62,647
Ichiyoshi Securities Co. Ltd.(a)	400	1,818
Idec Corp.(a)	3,200	82,591
Iino Kaiun Kaisha Ltd.	20,300	153,138
Inaba Denki Sangyo Co. Ltd.	8,500	184,574
Inabata & Co. Ltd.	6,900	139,306
Information Services International-Dentsu Ltd.	3,600	140,657
INFRONEER Holdings, Inc.	25,223	193,688
Inui Global Logistics Co. Ltd.(a)	8,900	119,902
Itochu Enex Co. Ltd.	18,600	157,783
Itoham Yonekyu Holdings, Inc.(a)	31,100	163,574
IwaiCosmo Holdings, Inc.(a)	200	2,014
Izumi Co. Ltd.	6,200	146,510
JAC Recruitment Co. Ltd.	7,200	140,927
Japan Aviation Electronics Industry Ltd.(a)	7,400	127,772
Japan Lifeline Co. Ltd.	10,200	70,202
Japan Steel Works Ltd.(a)	2,600	48,429
Jeol Ltd.	1,200	38,275
Joyful Honda Co. Ltd.	9,100	117,126
Juroku Financial Group, Inc.	6,700	142,165
K’s Holdings Corp.(a)	26,800	234,190
Kaga Electronics Co. Ltd.(a)	3,000	112,931
Kagome Co. Ltd.	5,500	127,696
Kaken Pharmaceutical Co. Ltd.	5,500	152,697
Kamei Corp.	200	2,211
Kanamoto Co. Ltd.	6,900	112,969
Kandenko Co. Ltd.	12,378	86,959
Kaneka Corp.	5,400	139,980
Kanematsu Corp.	11,600	143,115
Kanto Denka Kogyo Co. Ltd.	200	1,549
Katitas Co. Ltd.	2,600	50,382
Kato Sangyo Co. Ltd.	5,548	146,318
Keiyo Bank Ltd.(a)	26,400	112,273
KH Neochem Co. Ltd.	5,200	93,693
Ki-Star Real Estate Co. Ltd.(a)	2,400	74,746
Kitz Corp.	17,500	122,023
Kobe Steel Ltd.(a)	56,500	447,025
Kokuyo Co. Ltd.	11,500	162,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
KOMEDA Holdings Co. Ltd.	6,800	$120,222
Komeri Co. Ltd.(a)	5,900	121,289
Konica Minolta, Inc.(a)	55,100	235,569
Kumagai Gumi Co. Ltd.(a)	6,600	131,861
Kumiai Chemical Industry Co. Ltd.	10,400	66,421
Kurabo Industries Ltd.(a)	7,063	133,576
Kureha Corp.(a)	1,100	69,840
KYB Corp.	3,200	96,656
Kyoei Steel Ltd.	200	2,416
Kyokuyo Co. Ltd.(a)	200	5,147
KYORIN Holdings, Inc.	8,373	107,203
Kyudenko Corp.(a)	6,400	161,815
Kyushu Financial Group, Inc.(a)	42,800	153,397
Life Corp.	3,600	69,814
Lintec Corp.	11,200	182,192
Mabuchi Motor Co. Ltd.	3,400	98,482
Macnica Holdings, Inc.	7,000	197,761
Makino Milling Machine Co. Ltd.(a)	1,800	65,662
Mani, Inc.	2,900	39,352
Maruha Nichiro Corp.	7,200	128,484
Maruichi Steel Tube Ltd.	8,800	192,411
Marusan Securities Co. Ltd.	600	1,925
Marvelous, Inc.	400	1,984
Matsui Securities Co. Ltd.(a)	27,500	161,789
Max Co. Ltd.	7,400	117,875
MCJ Co. Ltd.(a)	10,100	70,652
Megmilk Snow Brand Co. Ltd.(a)	9,500	125,843
Meitec Corp.	8,700	154,533
Mie Kotsu Group Holdings, Inc.(a)	600	2,520
MIRAIT ONE Corp.(a)	10,600	131,335
Mirarth Holdings, Inc.	34,600	98,010
Miroku Jyoho Service Co. Ltd.	3,600	44,469
Mitsubishi Logistics Corp.(a)	8,200	191,615
Mitsubishi Materials Corp.(a)	9,000	145,864
Mitsubishi Shokuhin Co. Ltd.	5,800	141,633
Mitsuboshi Belting Ltd.(a)	7,800	230,618
Mitsui High-Tec, Inc.	1,000	62,815
Mitsui Matsushima Holdings Co. Ltd.(a)	2,200	54,302
Mitsui Mining & Smelting Co. Ltd.(a)	7,000	169,096
Mitsui-Soko Holdings Co. Ltd.(a)	5,500	162,202
MIXI, Inc.	10,200	204,015
Mochida Pharmaceutical Co. Ltd.(a)	3,000	75,287
Monex Group, Inc.(a)	19,000	68,097
Morinaga & Co. Ltd.	5,100	143,891
Morinaga Milk Industry Co. Ltd.(a)	2,000	71,681
Morita Holdings Corp.	200	1,999
Musashi Seimitsu Industry Co. Ltd.(a)	7,100	99,600
Musashino Bank Ltd.(a)	200	3,339
Nachi-Fujikoshi Corp.(a)	3,300	97,941
Nafco Co. Ltd.(a)	200	2,651
Nagase & Co. Ltd.(a)	9,600	146,788
Nakanishi, Inc.	5,017	99,028
NEC Networks & System Integration Corp.	9,100	110,425
NET One Systems Co. Ltd.	5,200	123,661
NHK Spring Co. Ltd.	31,100	221,292
Nichias Corp.	8,274	165,430
Nichicon Corp.	7,900	81,914
Nichiden Corp.(a)	200	2,860
Nihon Chouzai Co. Ltd.	300	2,606
Nihon Kohden Corp.	2,800	75,528
Nihon Parkerizing Co. Ltd.	16,640	124,028
Nikkon Holdings Co. Ltd.(a)	8,000	148,772
Nippn Corp.	10,500	130,964
Nippon Carbon Co. Ltd.(a)	3,200	98,580
Nippon Denko Co. Ltd.(a)	27,300	73,229
Nippon Electric Glass Co. Ltd.	15,300	293,033
Nippon Gas Co. Ltd.(a)	10,100	146,009
Nippon Kanzai Co. Ltd.*(a)	6,200	125,453
Nippon Kayaku Co. Ltd.(a)	21,200	190,671
Nippon Light Metal Holdings Co. Ltd.(a)	8,400	92,274
Nippon Parking Development Co. Ltd.	25,400	44,468
Nippon Pillar Packing Co. Ltd.(a)	5,500	154,970
Nippon Shokubai Co. Ltd.	5,700	226,133
Nippon Signal Co. Ltd.(a)	400	3,192
Nippon Soda Co. Ltd.	5,400	187,249
Nippon Steel Trading Corp.	4,200	293,170
Nipro Corp.(a)	10,300	78,862
Nishi-Nippon Financial Holdings, Inc.	20,100	164,316
Nishi-Nippon Railroad Co. Ltd.(a)	6,500	116,823
Nishimatsu Construction Co. Ltd.(a)	8,550	220,030
Nishio Rent All Co. Ltd.(a)	5,900	137,647
Nissan Shatai Co. Ltd.(a)	5,700	36,233
Nisshinbo Holdings, Inc.	19,150	145,614
Nissui Corp.(a)	18,200	74,255
Nitta Corp.(a)	6,900	151,957
Nitto Kogyo Corp.(a)	3,800	75,435
Nittoc Construction Co. Ltd.(a)	16,100	117,584
Noevir Holdings Co. Ltd.	3,273	132,799
NOK Corp.(a)	17,000	186,874
Nomura Co. Ltd.	9,758	66,280
Noritake Co. Ltd.	2,400	82,771
North Pacific Bank Ltd.	46,300	96,712
NS United Kaiun Kaisha Ltd.(a)	3,800	117,492
NSD Co. Ltd.	9,100	163,005
Ogaki Kyoritsu Bank Ltd.(a)	7,800	104,672
Ohsho Food Service Corp.(a)	1,572	71,106
Okamura Corp.(a)	10,000	102,487
Okasan Securities Group, Inc.(a)	39,100	138,373
Okinawa Cellular Telephone Co.	7,900	179,856
Okinawa Financial Group, Inc.(a)	242	3,786
OKUMA Corp.(a)	2,000	88,812
Okumura Corp.(a)	6,590	154,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
Okuwa Co. Ltd.(a)	400	$2,543
Onoken Co. Ltd.(a)	200	2,233
Open Up Group, Inc.	7,800	112,467
Optorun Co. Ltd.	1,800	29,944
Osaka Soda Co. Ltd.(a)	2,100	68,717
Osaki Electric Co. Ltd.(a)	12,100	48,367
OSG Corp.	9,100	135,929
PAL GROUP Holdings Co. Ltd.	5,690	131,893
PALTAC Corp.(a)	2,100	79,210
Paramount Bed Holdings Co. Ltd.(a)	6,500	115,163
Penta-Ocean Construction Co. Ltd.(a)	19,200	91,174
PHC Holdings Corp.	14,400	154,939
Pigeon Corp.	9,300	143,179
Pilot Corp.	1,800	58,156
Piolax, Inc.(a)	5,800	84,108
Press Kogyo Co. Ltd.	36,500	136,577
Pressance Corp.	1,386	18,568
Prima Meat Packers Ltd.(a)	257	4,250
Raito Kogyo Co. Ltd.	7,300	107,013
Raiznext Corp.(a)	9,400	102,765
Relia, Inc.	5,800	63,495
Rengo Co. Ltd.(a)	20,550	132,635
Resorttrust, Inc.(a)	8,000	126,771
Restar Holdings Corp.(a)	5,854	95,184
Roland Corp.	2,100	62,879
Round One Corp.(a)	12,100	46,458
Ryoden Corp.	200	2,810
Ryosan Co. Ltd.(a)	5,400	133,083
S Foods, Inc.(a)	3,300	70,642
Sakata Seed Corp.(a)	1,800	52,882
Sala Corp.(a)	2,800	15,842
SAMTY Co. Ltd.(a)	7,600	125,686
San ju San Financial Group, Inc.	9,000	106,777
San-In Godo Bank Ltd.(a)	34,700	192,676
Sangetsu Corp.	10,400	174,571
Sanki Engineering Co. Ltd.(a)	9,700	106,701
Sankyu, Inc.	3,100	114,250
Sanyo Special Steel Co. Ltd.	7,900	145,547
Sapporo Holdings Ltd.	3,400	86,986
Sawai Group Holdings Co. Ltd.(a)	2,700	74,048
SBI Global Asset Management Co. Ltd.	697	2,519
Scroll Corp.(a)	16,200	98,351
Seikitokyu Kogyo Co. Ltd.	500	3,047
Seiko Group Corp.	2,600	56,556
Seino Holdings Co. Ltd.(a)	11,900	130,543
Senko Group Holdings Co. Ltd.	18,780	133,347
Senshu Ikeda Holdings, Inc.(a)	73,300	127,775
Seria Co. Ltd.(a)	5,900	116,236
Shiga Bank Ltd.(a)	8,100	163,047
Shin Nippon Air Technologies Co. Ltd.(a)	200	2,803
Shin-Etsu Polymer Co. Ltd.	10,300	115,390
Shinmaywa Industries Ltd.	10,600	93,982
Shinsho Corp.(a)	2,100	91,517
Ship Healthcare Holdings, Inc.(a)	5,800	106,203
Shoei Co. Ltd.	3,600	75,035
Sinfonia Technology Co. Ltd.(a)	200	2,368
Sinko Industries Ltd.	200	2,486
SKY Perfect JSAT Holdings, Inc.	38,200	148,391
Sotetsu Holdings, Inc.(a)	6,200	105,655
SRA Holdings	5,300	116,203
ST Corp.(a)	200	2,349
St. Marc Holdings Co. Ltd.(a)	200	2,604
Star Micronics Co. Ltd.	7,700	104,314
Starts Corp., Inc.	7,600	145,216
Stella Chemifa Corp.(a)	200	3,969
Sumitomo Bakelite Co. Ltd.(a)	3,000	116,312
Sumitomo Mitsui Construction Co. Ltd.(a)	29,600	85,404
Sumitomo Osaka Cement Co. Ltd.(a)	2,400	67,263
Sun Frontier Fudousan Co. Ltd.(a)	14,500	139,563
Suzuden Corp.(a)	6,800	133,711
Systena Corp.(a)	13,300	28,980
T Hasegawa Co. Ltd.(a)	2,900	64,737
T-Gaia Corp.(a)	8,000	100,383
Tachibana Eletech Co. Ltd.	200	2,989
Taihei Dengyo Kaisha Ltd.(a)	3,200	97,498
Taiheiyo Cement Corp.(a)	9,800	183,129
Taikisha Ltd.(a)	1,800	49,771
Taiyo Holdings Co. Ltd.(a)	7,100	133,368
Takamatsu Construction Group Co. Ltd.(a)	200	3,049
Takara Bio, Inc.(a)	6,500	84,638
Takara Holdings, Inc.(a)	21,000	161,259
Takara Standard Co. Ltd.	9,400	103,754
Takasago International Corp.(a)	200	3,933
Takasago Thermal Engineering Co. Ltd.(a)	6,500	103,002
Takeuchi Manufacturing Co. Ltd.	3,300	72,700
Takuma Co. Ltd.	8,700	86,745
Tama Home Co. Ltd.(a)	4,600	126,501
Tamron Co. Ltd.(a)	5,400	127,605
Tatsuta Electric Wire & Cable Co. Ltd.	4,300	22,972
Teijin Ltd.(a)	15,200	159,435
TKC Corp.(a)	3,300	90,999
Toagosei Co. Ltd.	19,000	175,881
Tocalo Co. Ltd.	12,200	118,801
Toda Corp.	27,304	141,762
Tokai Carbon Co. Ltd.	15,900	150,530
TOKAI Holdings Corp.(a)	21,000	137,749
Tokai Rika Co. Ltd.(a)	10,500	128,361
Tokai Tokyo Financial Holdings, Inc.(a)	52,718	144,975
Token Corp.	1,200	71,591
Tokuyama Corp.(a)	7,600	120,204
Tokyo Kiraboshi Financial Group, Inc.(a)	6,300	124,258
Tokyo Ohka Kogyo Co. Ltd.	2,900	167,563
Tokyo Sangyo Co. Ltd.	5,600	30,969
Tokyo Seimitsu Co. Ltd.	6,500	250,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.(a)	11,600	$119,059
Tokyu Construction Co. Ltd.	200	1,014
Tomy Co. Ltd.	10,100	112,391
Topcon Corp.	8,900	119,166
Totech Corp.(a)	2,400	78,894
Totetsu Kogyo Co. Ltd.(a)	6,045	123,044
Toyo Construction Co. Ltd.	9,300	64,008
Toyo Ink SC Holdings Co. Ltd.	8,228	127,108
Toyo Tire Corp.	16,700	193,865
Toyobo Co. Ltd.(a)	9,200	71,822
Transcosmos, Inc.(a)	8,100	190,799
TS Tech Co. Ltd.	12,300	155,171
Tsubakimoto Chain Co.	7,156	172,865
Tsumura & Co.	6,113	120,799
UACJ Corp.(a)	5,200	102,953
UBE Corp.(a)	10,300	159,039
Ulvac, Inc.	2,500	108,010
Valor Holdings Co. Ltd.(a)	8,400	121,560
Valqua Ltd.	6,000	155,308
VT Holdings Co. Ltd.	29,200	111,236
Wacoal Holdings Corp.(a)	7,100	132,675
Wacom Co. Ltd.(a)	15,300	79,322
Wowow, Inc.	200	1,883
YAMABIKO Corp.	8,300	82,071
Yamaguchi Financial Group, Inc.(a)	25,400	154,969
Yamaichi Electronics Co. Ltd.(a)	7,000	103,456
Yamazen Corp.	15,700	119,971
Yaoko Co. Ltd.(a)	1,100	57,029
Yellow Hat Ltd.(a)	9,100	124,647
Yokogawa Bridge Holdings Corp.(a)	7,000	113,818
Yokorei Co. Ltd.(a)	500	3,603
Yuasa Trading Co. Ltd.	2,900	82,474
Yurtec Corp.	20,900	130,183
Zenrin Co. Ltd.(a)	300	1,880

Total Japan		39,625,714

Malaysia - 0.1%
Frencken Group Ltd.(a)	101,200	86,011

Netherlands - 0.9%
AMG Advanced Metallurgical Group NV	2,734	116,497
Brunel International NV	9,651	134,002
Corbion NV	4,537	149,060
ForFarmers NV(a)	30,410	107,542
Heijmans NV, CVA	11,911	163,571
Ordina NV	23,111	149,649
RHI Magnesita NV	14,232	394,176
Sligro Food Group NV	3,986	68,250

Total Netherlands		1,282,747

Norway - 3.4%
ABG Sundal Collier Holding ASA	176,152	102,599
AF Gruppen ASA	3,369	47,930
Aker Solutions ASA	14,222	51,657
AMSC ASA*	21,115	83,669
Atea ASA*	19,142	233,949
Austevoll Seafood ASA	44,928	402,817
Belships ASA	153,965	296,960
Bonheur ASA	2,363	52,458
Borregaard ASA	7,038	117,467
Bouvet ASA	16,409	100,744
DNO ASA(a)	193,130	189,385
Elopak ASA	26,688	55,424
Entra ASA(b)	32,664	315,315
Europris ASA(b)	38,151	264,646
Grieg Seafood ASA	17,293	134,984
Kid ASA(b)	11,672	94,619
MPC Container Ships ASA(a)	308,896	492,111
OKEA ASA	24,261	73,086
Pareto Bank ASA	15,470	78,583
Protector Forsikring ASA	18,005	238,964
Rana Gruber ASA	30,584	177,843
Selvaag Bolig ASA	15,965	56,478
SpareBank 1 Nord Norge	23,081	194,158
SpareBank 1 Oestlandet	9,916	107,747
SpareBank 1 SMN(a)	25,342	299,078
Sparebanken Vest	9,027	79,297
TGS ASA	15,298	274,026
Veidekke ASA	20,760	220,423

Total Norway		4,836,417

Peru - 0.1%
Hochschild Mining PLC	117,702	122,975

Portugal - 1.7%
Altri SGPS SA(a)	32,532	167,745
Banco Comercial Portugues SA, Class R	387,692	85,926
Corticeira Amorim SGPS SA	15,860	172,311
CTT - Correios de Portugal SA	28,739	112,873
NOS SGPS SA	186,116	852,499
REN - Redes Energeticas Nacionais SGPS SA	220,076	645,574
Sonae SGPS SA	409,123	446,714

Total Portugal		2,483,642

Singapore - 3.5%
AEM Holdings Ltd.(a)	69,600	166,468
Aztech Global Ltd.	95,300	58,060
Capitaland India Trust(a)	322,500	264,394
Geo Energy Resources Ltd.(a)	847,400	210,328
Hour Glass Ltd.	175,300	287,431
Japfa Ltd.(a)	192,300	33,266
Jiutian Chemical Group Ltd.	1,991,100	109,323
Kenon Holdings Ltd.	17,439	510,483
Keppel DC REIT	451,800	700,017
Keppel Infrastructure Trust(a)	1,387,291	547,800
Parkway Life Real Estate Investment Trust	129,200	387,731
Raffles Medical Group Ltd.	163,300	183,007
Samudera Shipping Line Ltd.	311,300	295,016
Sheng Siong Group Ltd.	347,400	441,583
Silverlake Axis Ltd.	352,600	87,517
Singapore Post Ltd.	348,800	131,172
StarHub Ltd.	231,300	180,928
UMS Holdings Ltd.(a)	240,625	200,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
Wing Tai Holdings Ltd.	172,000	$192,757

Total Singapore		4,988,171

Spain - 1.9%
Almirall SA	13,132	122,698
Applus Services SA	13,599	106,303
Atresmedia Corp. de Medios de Comunicacion SA(a)	103,147	389,311
Construcciones y Auxiliar de Ferrocarriles SA	4,798	133,447
Ence Energia y Celulosa SA(a)	72,851	271,481
Faes Farma SA(a)	73,510	251,575
Gestamp Automocion SA(b)	53,269	241,451
Global Dominion Access SA(a)(b)	14,058	55,137
Indra Sistemas SA(a)	11,537	156,053
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	203,622	219,566
Neinor Homes SA(a)(b)	13,004	128,001
Pharma Mar SA(a)	673	32,333
Prosegur Cash SA(a)(b)	109,998	84,372
Prosegur Cia de Seguridad SA	85,780	170,641
Sacyr SA(a)	117,497	377,858

Total Spain		2,740,227

Sweden - 6.3%
AcadeMedia AB(b)	10,366	51,582
AddLife AB, Class B	7,633	69,046
AFRY AB	16,604	298,949
Akelius Residential Property AB, Class D	59,491	119,314
Alimak Group AB(a)(b)	484	3,449
Atrium Ljungberg AB, Class B(a)	17,632	287,361
Beijer Alma AB(a)	6,261	124,682
Betsson AB, Class B*	22,033	209,503
Bilia AB, Class A	22,192	273,934
Bravida Holding AB(b)	25,033	281,965
Bufab AB	982	26,185
Catella AB	17,271	58,211
Catena AB	3,983	147,497
Clas Ohlson AB, Class B(a)	15,550	115,618
Cloetta AB, Class B	38,441	81,111
Coor Service Management Holding AB(b)	24,062	153,498
Corem Property Group AB, Class B(a)	220,191	153,631
Dios Fastigheter AB	26,636	176,853
Dometic Group AB(a)(b)	49,862	303,320
Electrolux Professional AB, Class B	15,877	82,987
Elekta AB, Class B(a)	56,190	428,515
Fagerhult AB	7,144	42,714
Granges AB	13,515	128,704
HMS Networks AB	2,197	89,706
Instalco AB(a)	19,548	94,219
Inwido AB	15,401	163,671
JM AB(a)	20,450	338,810
KNOW IT AB	4,045	80,513
Lagercrantz Group AB, Class B	14,367	179,699
Lindab International AB	9,929	151,862
Loomis AB	8,320	284,834
MEKO AB	8,349	99,436
MIPS AB(a)	1,813	91,546
Munters Group AB(b)	9,257	85,298
Mycronic AB	7,176	176,328
NCC AB, Class B	22,087	195,746
New Wave Group AB, Class B	5,151	88,321
Nolato AB, Class B	32,131	162,831
Nordic Paper Holding AB	26,794	115,888
Nordic Waterproofing Holding AB	5,027	78,923
Peab AB, Class B	76,618	383,107
Platzer Fastigheter Holding AB, Class B	13,044	101,136
Pricer AB, Class B	18,264	25,891
Ratos AB, Class B(a)	32,812	100,054
Resurs Holding AB(b)	84,695	188,673
Rottneros AB	14,974	23,538
Sagax AB, Class D	56,681	143,212
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	91,301	141,756
Sectra AB, Class B*	5,229	81,762
Skandinaviska Enskilda Banken AB, Class C*(a)	1,381	17,686
SkiStar AB	4,554	54,721
SSAB AB, Class A	152,678	1,125,479
Svenska Handelsbanken AB, Class B(a)	2,589	27,764
Synsam AB	15,972	62,443
Tethys Oil AB	2,607	13,752
Troax Group AB	5,001	103,931
Wihlborgs Fastigheter AB	50,574	387,003

Total Sweden		9,078,168

Switzerland - 1.5%
Arbonia AG	6,396	76,454
Comet Holding AG, Registered Shares	765	211,860
Huber + Suhner AG, Registered Shares	2,524	216,331
Landis & Gyr Group AG*	3,983	305,412
Medmix AG(b)	5,408	112,949
Mobilezone Holding AG, Registered Shares	13,953	227,879
Sulzer AG, Registered Shares(a)	6,731	570,648
Swissquote Group Holding SA, Registered Shares	1,168	227,962
u-blox Holding AG*	479	67,009
Zehnder Group AG	1,000	81,550

Total Switzerland		2,098,054

United Kingdom - 14.2%
AG Barr PLC	16,263	101,346
AJ Bell PLC	33,277	142,034
Alliance Pharma PLC(a)	45,031	38,418
Ashmore Group PLC	220,680	651,044
Assura PLC	833,387	503,474
Begbies Traynor Group PLC	9,172	14,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
Bloomsbury Publishing PLC	18,939	$104,440
Bodycote PLC	25,633	206,803
Bridgepoint Group PLC(b)(c)	81,536	222,600
Bytes Technology Group PLC	20,870	100,226
Central Asia Metals PLC	81,072	237,071
Chemring Group PLC	27,928	95,998
Chesnara PLC	35,568	131,934
Clarkson PLC	3,674	140,370
Close Brothers Group PLC	32,449	361,495
CLS Holdings PLC	85,393	141,905
CMC Markets PLC(b)	53,547	116,394
Coats Group PLC	179,096	163,204
Concentric AB	3,069	62,744
Craneware PLC	1,998	28,410
Cranswick PLC	7,563	280,912
Crest Nicholson Holdings PLC	75,788	204,658
Currys PLC	192,977	140,181
Devro PLC	44,164	179,110
DFS Furniture PLC	69,149	116,450
DiscoverIE Group PLC	6,335	60,392
Diversified Energy Co. PLC	371,081	434,047
Domino’s Pizza Group PLC	71,711	254,120
Dunelm Group PLC	36,083	492,994
EMIS Group PLC	3,839	71,201
Empiric Student Property PLC	177,986	198,724
Essentra PLC	29,433	70,383
FDM Group Holdings PLC	23,167	207,675
Fevertree Drinks PLC	7,918	125,706
Firstgroup PLC	46,547	59,798
Forterra PLC(b)	68,430	168,036
FRP Advisory Group PLC	31,626	42,232
Galliford Try Holdings PLC	32,787	69,890
Gamma Communications PLC	4,710	62,896
Genuit Group PLC	37,286	128,625
Genus PLC	3,004	106,749
Grainger PLC	63,855	183,962
Great Portland Estates PLC	24,426	153,122
Greggs PLC	11,092	380,446
Halfords Group PLC	42,081	90,950
Hammerson PLC	335,194	108,130
Headlam Group PLC	30,079	113,061
Helical PLC	16,693	61,920
Hill & Smith PLC	9,015	149,587
Hilton Food Group PLC	14,805	126,675
Hunting PLC	20,213	58,982
I3 Energy PLC(a)	281,590	63,785
Ibstock PLC(b)	124,506	265,556
Impax Asset Management Group PLC	17,288	170,579
IntegraFin Holdings PLC	51,780	174,144
Jadestone Energy PLC	92,795	78,021
James Halstead PLC(a)	38,420	86,933
Kainos Group PLC	8,649	147,792
Keller Group PLC	12,723	106,816
Learning Technologies Group PLC	49,916	79,617
Liontrust Asset Management PLC	23,358	295,164
Londonmetric Property PLC	235,514	511,350
Lookers PLC	84,807	86,299
LSL Property Services PLC	15,601	52,468
ME Group International PLC	129,180	200,454
Mears Group PLC	26,840	65,875
Mitie Group PLC	143,759	145,400
MJ Gleeson PLC(a)	7,186	38,384
Moneysupermarket.com Group PLC	124,871	384,448
Morgan Advanced Materials PLC	45,536	159,337
Morgan Sindall Group PLC	10,495	219,304
Mortgage Advice Bureau Holdings Ltd.	6,702	61,487
NCC Group PLC	30,759	38,869
Next Fifteen Communications Group PLC	6,516	67,515
Ninety One PLC(a)	174,542	399,685
Oxford Instruments PLC	2,819	87,313
Pagegroup PLC	120,132	677,924
Pan African Resources PLC	398,483	81,690
PayPoint PLC	23,039	129,614
Pets at Home Group PLC	76,806	350,427
Premier Foods PLC	37,445	56,485
Primary Health Properties PLC	262,764	328,793
PZ Cussons PLC	52,280	119,716
Quilter PLC(b)	305,004	317,763
Redde Northgate PLC	57,705	246,512
Redrow PLC	96,218	566,529
RWS Holdings PLC	57,363	212,070
Safestore Holdings PLC	32,321	379,651
Savills PLC	20,509	251,428
Serica Energy PLC	79,330	217,264
Shaftesbury Capital PLC	65,288	92,592
Smart Metering Systems PLC	22,275	204,361
Speedy Hire PLC	192,228	79,979
Spirent Communications PLC	40,622	87,044
SThree PLC	18,377	94,638
TBC Bank Group PLC	14,073	389,773
Telecom Plus PLC	11,953	279,329
TORM PLC, Class A	10,297	316,574
TP ICAP Group PLC	145,920	324,941
Travis Perkins PLC	35,624	421,268
TT Electronics PLC	22,887	52,975
Tyman PLC	47,395	140,937
Vesuvius PLC	62,646	320,524
Victrex PLC	9,201	181,229
VIDENDUM PLC	8,439	92,344
Virgin Money UK PLC	150,096	270,863
Volution Group PLC	15,997	85,151
Watkin Jones PLC	90,005	98,823
Wickes Group PLC	99,137	169,403
Wincanton PLC	25,616	68,413
Workspace Group PLC	38,408	207,434
XPS Pensions Group PLC	47,665	94,297

Total United Kingdom		20,461,280

TOTAL COMMON STOCKS (Cost: $132,107,173)		142,805,518

RIGHTS - 0.0%

Australia - 0.0%
Kelsian Group Ltd., expiring 4/5/23* (Cost: $0)	3,665	736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.5%

United States - 12.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d) (Cost: $18,043,268)	18,043,268	$18,043,268

TOTAL INVESTMENTS IN SECURITIES - 111.8% (Cost: $150,150,441)		160,849,522
Other Assets less Liabilities - (11.8)%		(16,980,016)

NET ASSETS - 100.0%		$143,869,506

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $31,993,807 and the total market value of the collateral held by the Fund was $33,906,903. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,863,635.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/5/2023	83,303	AUD	55,345	USD	$449	$—
Citibank NA	4/5/2023	2,637	CHF	2,880	USD	7	—
Citibank NA	4/5/2023	41,710	DKK	6,038	USD	46	—
Citibank NA	4/5/2023	38,512	EUR	41,540	USD	304	—
Citibank NA	4/5/2023	50,557	GBP	62,057	USD	455	—
Citibank NA	4/5/2023	72,471	ILS	20,174	USD	—	(46)
Citibank NA	4/5/2023	14,073,894	JPY	107,138	USD	—	(1,376)
Citibank NA	4/5/2023	212,795	NOK	20,254	USD	65	—
Citibank NA	4/5/2023	261,313	SEK	25,158	USD	44	—
Citibank NA	4/5/2023	39,078	SGD	29,332	USD	61	—
Citibank NA	4/5/2023	1,257,605	USD	1,862,649	AUD	10,050	—
Citibank NA	4/5/2023	65,443	USD	61,109	CHF	—	(1,456)
Citibank NA	4/5/2023	137,197	USD	960,642	DKK	—	(2,918)
Citibank NA	4/5/2023	943,921	USD	888,277	EUR	—	(21,200)
Citibank NA	4/5/2023	1,410,123	USD	1,164,068	GBP	—	(29,219)
Citibank NA	4/5/2023	458,410	USD	1,672,904	ILS	—	(6,211)
Citibank NA	4/5/2023	2,434,520	USD	330,045,198	JPY	—	(45,697)
Citibank NA	4/5/2023	460,249	USD	4,753,869	NOK	6,316	—
Citibank NA	4/5/2023	571,671	USD	5,951,346	SEK	—	(2,286)
Citibank NA	4/5/2023	666,519	USD	896,487	SGD	—	(7,780)
Goldman Sachs	4/5/2023	1,898,738	AUD	1,271,716	USD	10	—
Goldman Sachs	4/5/2023	60,450	CHF	66,177	USD	1	—
Goldman Sachs	4/5/2023	951,204	DKK	138,736	USD	2	—
Goldman Sachs	4/5/2023	878,528	EUR	954,512	USD	17	—
Goldman Sachs	4/5/2023	1,153,245	GBP	1,425,945	USD	14	—
Goldman Sachs	4/5/2023	1,669,033	ILS	463,554	USD	—	(9)
Goldman Sachs	4/5/2023	327,604,640	JPY	2,461,836	USD	41	—
Goldman Sachs	4/5/2023	4,874,143	NOK	465,414	USD	4	—
Goldman Sachs	4/5/2023	5,994,252	SEK	578,085	USD	10	—
Goldman Sachs	4/5/2023	896,089	SGD	673,998	USD	2	—
Goldman Sachs	4/5/2023	1,257,605	USD	1,862,605	AUD	10,080	—
Goldman Sachs	4/5/2023	65,443	USD	61,109	CHF	—	(1,456)
Goldman Sachs	4/5/2023	137,197	USD	960,663	DKK	—	(2,921)
Goldman Sachs	4/5/2023	943,921	USD	888,289	EUR	—	(21,213)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Goldman Sachs	4/5/2023	1,410,123	USD	1,164,080	GBP	—	(29,233)
Goldman Sachs	4/5/2023	458,410	USD	1,672,864	ILS	—	(6,199)
Goldman Sachs	4/5/2023	2,434,520	USD	330,044,954	JPY	—	(45,696)
Goldman Sachs	4/5/2023	460,249	USD	4,753,890	NOK	6,314	—
Goldman Sachs	4/5/2023	571,671	USD	5,951,383	SEK	—	(2,290)
Goldman Sachs	4/5/2023	666,519	USD	896,543	SGD	—	(7,822)
Goldman Sachs	5/3/2023	4,239,836	USD	6,324,017	AUD	—	(84)
Goldman Sachs	5/3/2023	798,769	USD	5,466,550	DKK	—	(20)
Goldman Sachs	5/3/2023	467,061	USD	1,680,539	ILS	—	(4)
Goldman Sachs	5/4/2023	393,953	USD	358,747	CHF	—	(10)
Goldman Sachs	5/4/2023	5,776,289	USD	5,307,870	EUR	—	(153)
Goldman Sachs	5/4/2023	4,163,224	USD	3,365,029	GBP	—	(51)
Goldman Sachs	5/4/2023	1,032,913	USD	10,802,828	NOK	—	(17)
Goldman Sachs	5/4/2023	1,970,193	USD	20,395,739	SEK	—	(70)
Goldman Sachs	5/4/2023	682,429	USD	906,513	SGD	—	(41)
Goldman Sachs	5/8/2023	8,712,847	USD	1,153,962,565	JPY	—	(270)
JP Morgan Chase Bank NA	4/5/2023	1,898,738	AUD	1,271,716	USD	10	—
JP Morgan Chase Bank NA	4/5/2023	60,450	CHF	66,177	USD	1	—
JP Morgan Chase Bank NA	4/5/2023	951,199	DKK	138,736	USD	1	—
JP Morgan Chase Bank NA	4/5/2023	878,522	EUR	954,512	USD	11	—
JP Morgan Chase Bank NA	4/5/2023	1,153,244	GBP	1,425,945	USD	13	—
JP Morgan Chase Bank NA	4/5/2023	1,669,048	ILS	463,554	USD	—	(4)
JP Morgan Chase Bank NA	4/5/2023	327,602,917	JPY	2,461,836	USD	28	—
JP Morgan Chase Bank NA	4/5/2023	4,874,124	NOK	465,414	USD	2	—
JP Morgan Chase Bank NA	4/5/2023	5,994,197	SEK	578,085	USD	5	—
JP Morgan Chase Bank NA	4/5/2023	896,093	SGD	673,998	USD	5	—
JP Morgan Chase Bank NA	4/5/2023	1,257,605	USD	1,862,600	AUD	10,083	—
JP Morgan Chase Bank NA	4/5/2023	111,787	USD	167,981	AUD	—	(722)
JP Morgan Chase Bank NA	4/5/2023	65,443	USD	61,108	CHF	—	(1,455)
JP Morgan Chase Bank NA	4/5/2023	5,817	USD	5,364	CHF	—	(55)
JP Morgan Chase Bank NA	4/5/2023	137,197	USD	960,616	DKK	—	(2,914)
JP Morgan Chase Bank NA	4/5/2023	12,195	USD	84,239	DKK	—	(92)
JP Morgan Chase Bank NA	4/5/2023	943,921	USD	888,278	EUR	—	(21,201)
JP Morgan Chase Bank NA	4/5/2023	83,904	USD	77,842	EUR	—	(672)
JP Morgan Chase Bank NA	4/5/2023	1,410,123	USD	1,164,060	GBP	—	(29,209)
JP Morgan Chase Bank NA	4/5/2023	125,344	USD	102,748	GBP	—	(1,701)
JP Morgan Chase Bank NA	4/5/2023	458,410	USD	1,672,861	ILS	—	(6,198)
JP Morgan Chase Bank NA	4/5/2023	40,748	USD	149,039	ILS	—	(645)
JP Morgan Chase Bank NA	4/5/2023	2,434,520	USD	330,045,928	JPY	—	(45,703)
JP Morgan Chase Bank NA	4/5/2023	216,402	USD	28,567,076	JPY	1,727	—
JP Morgan Chase Bank NA	4/5/2023	460,249	USD	4,753,692	NOK	6,333	—
JP Morgan Chase Bank NA	4/5/2023	40,911	USD	431,632	NOK	—	(304)
JP Morgan Chase Bank NA	4/5/2023	571,671	USD	5,951,167	SEK	—	(2,269)
JP Morgan Chase Bank NA	4/5/2023	50,815	USD	525,361	SEK	148	—
JP Morgan Chase Bank NA	4/5/2023	666,519	USD	896,496	SGD	—	(7,787)
JP Morgan Chase Bank NA	4/5/2023	59,246	USD	79,271	SGD	—	(379)
JP Morgan Chase Bank NA	5/3/2023	4,239,836	USD	6,324,074	AUD	—	(122)
JP Morgan Chase Bank NA	5/3/2023	798,769	USD	5,466,674	DKK	—	(39)
JP Morgan Chase Bank NA	5/3/2023	467,061	USD	1,680,726	ILS	—	(56)
JP Morgan Chase Bank NA	5/4/2023	393,953	USD	358,748	CHF	—	(11)
JP Morgan Chase Bank NA	5/4/2023	5,776,289	USD	5,307,801	EUR	—	(79)
JP Morgan Chase Bank NA	5/4/2023	4,163,224	USD	3,365,015	GBP	—	(34)
JP Morgan Chase Bank NA	5/4/2023	1,032,913	USD	10,803,047	NOK	—	(38)
JP Morgan Chase Bank NA	5/4/2023	1,970,193	USD	20,396,122	SEK	—	(107)
JP Morgan Chase Bank NA	5/4/2023	682,429	USD	906,523	SGD	—	(48)
JP Morgan Chase Bank NA	5/8/2023	8,712,847	USD	1,153,950,367	JPY	—	(178)
Morgan Stanley & Co. International	4/5/2023	1,153,242	GBP	1,425,944	USD	11	—
Morgan Stanley & Co. International	5/4/2023	4,163,224	USD	3,365,015	GBP	—	(34)
Royal Bank of Canada	4/5/2023	1,898,784	AUD	1,271,716	USD	41	—
Royal Bank of Canada	4/5/2023	60,450	CHF	66,177	USD	1	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

Royal Bank of Canada	4/5/2023	951,190	DKK	138,736	USD	0	^	—
Royal Bank of Canada	4/5/2023	878,521	EUR	954,512	USD	9		—
Royal Bank of Canada	4/5/2023	1,153,245	GBP	1,425,945	USD	14		—
Royal Bank of Canada	4/5/2023	1,669,024	ILS	463,554	USD	—		(11)
Royal Bank of Canada	4/5/2023	327,602,255	JPY	2,461,836	USD	23		—
Royal Bank of Canada	4/5/2023	4,874,237	NOK	465,414	USD	13		—
Royal Bank of Canada	4/5/2023	5,994,137	SEK	578,085	USD	—		(1)
Royal Bank of Canada	4/5/2023	896,080	SGD	673,998	USD	—		(5)
Royal Bank of Canada	4/5/2023	1,257,606	USD	1,862,598	AUD	10,085		—
Royal Bank of Canada	4/5/2023	65,441	USD	61,107	CHF	—		(1,456)
Royal Bank of Canada	4/5/2023	137,197	USD	960,655	DKK	—		(2,919)
Royal Bank of Canada	4/5/2023	943,920	USD	888,279	EUR	—		(21,203)
Royal Bank of Canada	4/5/2023	1,410,123	USD	1,164,064	GBP	—		(29,214)
Royal Bank of Canada	4/5/2023	458,410	USD	1,672,898	ILS	—		(6,209)
Royal Bank of Canada	4/5/2023	2,434,518	USD	330,048,486	JPY	—		(45,724)
Royal Bank of Canada	4/5/2023	460,250	USD	4,753,862	NOK	6,317		—
Royal Bank of Canada	4/5/2023	571,671	USD	5,951,269	SEK	—		(2,279)
Royal Bank of Canada	4/5/2023	666,519	USD	896,470	SGD	—		(7,767)
Royal Bank of Canada	5/3/2023	4,239,836	USD	6,324,215	AUD	—		(216)
Royal Bank of Canada	5/3/2023	798,769	USD	5,466,901	DKK	—		(72)
Royal Bank of Canada	5/3/2023	467,061	USD	1,680,951	ILS	—		(118)
Royal Bank of Canada	5/4/2023	393,953	USD	358,749	CHF	—		(12)
Royal Bank of Canada	5/4/2023	5,776,289	USD	5,307,777	EUR	—		(53)
Royal Bank of Canada	5/4/2023	4,163,224	USD	3,365,043	GBP	—		(67)
Royal Bank of Canada	5/4/2023	1,032,913	USD	10,803,552	NOK	—		(86)
Royal Bank of Canada	5/4/2023	1,970,193	USD	20,396,317	SEK	—		(126)
Royal Bank of Canada	5/4/2023	682,429	USD	906,522	SGD	—		(48)
Royal Bank of Canada	5/8/2023	8,712,847	USD	1,153,948,023	JPY	—		(160)
Standard Chartered Bank	4/5/2023	1,898,720	AUD	1,271,715	USD	—		(1)
Standard Chartered Bank	4/5/2023	60,449	CHF	66,176	USD	0	^	—
Standard Chartered Bank	4/5/2023	951,195	DKK	138,737	USD	—		(0)^
Standard Chartered Bank	4/5/2023	878,511	EUR	954,511	USD	—		(1)
Standard Chartered Bank	4/5/2023	1,669,051	ILS	463,552	USD	—		(1)
Standard Chartered Bank	4/5/2023	327,603,635	JPY	2,461,834	USD	36		—
Standard Chartered Bank	4/5/2023	4,874,041	NOK	465,412	USD	—		(4)
Standard Chartered Bank	4/5/2023	5,994,133	SEK	578,086	USD	—		(2)
Standard Chartered Bank	4/5/2023	896,072	SGD	673,996	USD	—		(9)
Standard Chartered Bank	5/3/2023	4,239,836	USD	6,323,913	AUD	—		(14)
Standard Chartered Bank	5/3/2023	798,767	USD	5,466,642	DKK	—		(36)
Standard Chartered Bank	5/3/2023	467,060	USD	1,680,752	ILS	—		(64)
Standard Chartered Bank	5/4/2023	393,953	USD	358,739	CHF	—		(1)
Standard Chartered Bank	5/4/2023	5,776,290	USD	5,307,724	EUR	6		—
Standard Chartered Bank	5/4/2023	1,032,914	USD	10,803,144	NOK	—		(46)
Standard Chartered Bank	5/4/2023	1,970,194	USD	20,396,532	SEK	—		(146)
Standard Chartered Bank	5/4/2023	682,427	USD	906,475	SGD	—		(14)
Standard Chartered Bank	5/8/2023	8,712,847	USD	1,153,955,595	JPY	—		(217)

						$69,215		$(476,106)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$39,500,261	$125,453	$—	$39,625,714
Other	103,179,804	—	—	103,179,804
Rights	—	736	—	736
Investment of Cash Collateral for Securities Loaned	—	18,043,268	—	18,043,268

Total Investments in Securities	$142,680,065	$18,169,457	$—	$160,849,522

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$69,215	$—	$69,215
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(476,106)	$—	$(476,106)

Total - Net	$142,680,065	$17,762,566	$—	$160,442,631

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 97.5%

Brazil - 4.5%
Ambev SA	42,330	$119,637
B3 SA - Brasil Bolsa Balcao	52,684	107,545
Banco Santander Brasil SA	15,623	82,579
CCR SA	33,260	83,966
Cia Siderurgica Nacional SA	9,123	27,782
CPFL Energia SA	11,965	74,689
Energisa SA	7,165	56,780
Equatorial Energia SA	13,832	73,549
Hypera SA	7,518	55,900
Lojas Renner SA	8,812	28,798
Magazine Luiza SA*	41,876	27,338
Raia Drogasil SA	14,315	69,030
Suzano SA	8,397	68,895
Telefonica Brasil SA	25,402	193,687
TOTVS SA	11,001	61,099

Total Brazil		1,131,274

Chile - 0.5%
Banco Santander Chile	1,713,043	76,377
Cia Cervecerias Unidas SA	5,717	44,255

Total Chile		120,632

China - 25.6%
3SBio, Inc.(a)	126,500	126,017
Alibaba Group Holding Ltd.*	58,300	745,651
Alibaba Health Information Technology Ltd.*(b)	44,000	31,837
ANTA Sports Products Ltd.	9,800	142,319
Avary Holding Shenzhen Co. Ltd., Class A	9,600	43,364
Bank of Suzhou Co. Ltd., Class A	39,300	39,831
Beijing Kingsoft Office Software, Inc., Class A	600	41,326
Bosideng International Holdings Ltd.	54,000	30,130
BYD Co. Ltd., Class H	7,000	204,919
Canmax Technologies Co. Ltd., Class A	4,900	36,525
China Energy Engineering Corp. Ltd., Class A	123,100	43,201
China Feihe Ltd.(a)	98,000	73,532
China Hongqiao Group Ltd.	65,000	62,268
China Medical System Holdings Ltd.	69,000	108,994
China Meidong Auto Holdings Ltd.	16,000	34,528
China Minsheng Banking Corp. Ltd., Class H(b)	234,800	80,461
Chow Tai Fook Jewellery Group Ltd.	12,800	25,404
Dali Foods Group Co. Ltd.(a)	153,700	64,222
Daqo New Energy Corp., ADR*	1,029	48,198
Dongyue Group Ltd.	78,000	80,485
East Buy Holding Ltd.*(a)(b)	4,500	19,405
ENN Energy Holdings Ltd.	9,500	130,217
ENN Natural Gas Co. Ltd., Class A	10,000	30,361
Fosun International Ltd.	110,500	81,081
Foxconn Industrial Internet Co. Ltd., Class A	32,300	80,993
Fuyao Glass Industry Group Co. Ltd., Class H(a)	9,600	41,824
Ganfeng Lithium Group Co. Ltd., Class H(a)	10,200	63,409
Geely Automobile Holdings Ltd.	44,000	56,612
Great Wall Motor Co. Ltd., Class H(b)	61,000	75,299
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,800	25,687
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,900	31,608
H World Group Ltd., ADR*	951	46,580
Haidilao International Holding Ltd.*(a)(b)	27,000	73,090
Haier Smart Home Co. Ltd., Class H	10,000	31,465
Haitian International Holdings Ltd.	34,000	87,924
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	56,000	97,305
Hengan International Group Co. Ltd.	19,600	90,635
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,000	24,883
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,100	24,811
JD.com, Inc., Class A	5,364	117,530
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,800	45,437
Jiumaojiu International Holdings Ltd.(a)(b)	31,000	73,769
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	26,800	51,397
Jointown Pharmaceutical Group Co. Ltd., Class A	21,900	47,644
Keda Industrial Group Co. Ltd.	17,200	36,142
Kingboard Holdings Ltd.	22,000	67,542
Li Ning Co. Ltd.	19,500	153,765
Lufax Holding Ltd., ADR	16,947	34,572
Minth Group Ltd.	14,000	42,268
Nongfu Spring Co. Ltd., Class H(a)	20,200	116,183
PDD Holdings, Inc., ADR*	644	48,880
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	11,800	29,853
Ping An Insurance Group Co. of China Ltd., Class H	38,500	250,619
Pop Mart International Group Ltd.(a)(b)	11,200	30,533
Sany Heavy Equipment International Holdings Co. Ltd.	77,000	80,139
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	73,600	117,573
Shanghai Baosight Software Co. Ltd., Class B	20,720	68,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2023

Investments	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	29,500	$83,803
Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,600	44,882
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	5,900	23,910
Sichuan Hebang Biotechnology Co. Ltd., Class A	56,300	24,513
Sichuan Yahua Industrial Group Co. Ltd., Class A	6,800	20,963
Sino Biopharmaceutical Ltd.	183,000	102,574
TAL Education Group, ADR*	10,433	66,876
TBEA Co. Ltd., Class A	7,800	24,659
Tingyi Cayman Islands Holding Corp.	58,000	96,643
Tongcheng Travel Holdings Ltd.*	41,600	90,514
Tongwei Co. Ltd., Class A	4,100	23,231
Topsports International Holdings Ltd.(a)	57,000	52,135
Trip.com Group Ltd., ADR*	3,399	128,040
Uni-President China Holdings Ltd.	93,000	93,830
Vipshop Holdings Ltd., ADR*	7,924	120,286
Want Want China Holdings Ltd.	145,600	93,667
Weihai Guangwei Composites Co. Ltd., Class A	2,700	20,075
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	79,200	67,699
Xtep International Holdings Ltd.	22,500	28,605
Yadea Group Holdings Ltd.(a)	54,000	139,300
YongXing Special Materials Technology Co. Ltd., Class A	1,800	21,991
Yum China Holdings, Inc.	2,788	176,731
Zhejiang Supor Co. Ltd., Class A	3,000	23,656
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	29,600	93,325
Zhongsheng Group Holdings Ltd.	11,500	56,695
ZTO Express Cayman, Inc., ADR	4,749	136,106

Total China		6,443,373

Hong Kong - 0.7%
Kingboard Laminates Holdings Ltd.	73,500	76,778
Vinda International Holdings Ltd.	39,000	94,296

Total Hong Kong		171,074

India - 15.2%
ABB India Ltd.	1,782	72,968
Adani Green Energy Ltd.*	10,553	113,148
Adani Total Gas Ltd.	4,895	51,685
Ambuja Cements Ltd.*	20,756	92,323
Asian Paints Ltd.	3,874	130,181
AU Small Finance Bank Ltd.(a)	6,527	46,001
Axis Bank Ltd.	14,545	151,941
Bajaj Auto Ltd.	1,634	77,239
Bajaj Finserv Ltd.	3,365	51,857
Balkrishna Industries Ltd.	1,216	28,874
Bandhan Bank Ltd.*(a)	9,582	22,823
Berger Paints India Ltd.	5,771	40,848
Cipla Ltd.	5,894	64,583
Colgate-Palmolive India Ltd.	3,731	68,432
Dabur India Ltd.	11,334	75,149
Dr. Reddy’s Laboratories Ltd.	1,585	89,156
Godrej Consumer Products Ltd.*	6,916	81,474
Grasim Industries Ltd.	3,070	60,991
Havells India Ltd.	5,140	74,333
HCL Technologies Ltd.	8,275	109,274
HDFC Life Insurance Co. Ltd.(a)	8,345	50,690
Hero MotoCorp Ltd.	2,253	64,352
ICICI Bank Ltd.	22,647	241,744
ICICI Lombard General Insurance Co. Ltd.(a)	3,983	51,834
ICICI Prudential Life Insurance Co. Ltd.(a)	9,544	50,599
Indus Towers Ltd.	72,380	125,943
Infosys Ltd.	17,378	301,949
InterGlobe Aviation Ltd.*(a)	1,481	34,432
JSW Steel Ltd.	9,101	76,201
Kotak Mahindra Bank Ltd.	3,982	83,962
LTIMindtree Ltd.(a)	1,455	84,267
Marico Ltd.	15,688	91,590
Maruti Suzuki India Ltd.	931	93,937
Mphasis Ltd.	2,316	50,606
Nestle India Ltd.	391	93,748
Page Industries Ltd.	87	40,125
PI Industries Ltd.	1,693	62,424
Samvardhana Motherson International Ltd.	26,781	21,866
Siemens Ltd.	1,582	64,047
SRF Ltd.	1,894	55,584
Sun Pharmaceutical Industries Ltd.	5,999	71,762
Tata Elxsi Ltd.	636	46,117
Tech Mahindra Ltd.	7,266	97,418
Torrent Pharmaceuticals Ltd.	3,261	60,994
UltraTech Cement Ltd.	1,420	131,700
UPL Ltd.	7,261	63,406
Wipro Ltd.	19,502	86,674
Zomato Ltd.*	38,509	23,898

Total India		3,825,149

Indonesia - 1.7%
Bank Central Asia Tbk PT	353,500	206,284
Bank Jago Tbk PT*	301,700	48,692
Barito Pacific Tbk PT	446,291	24,555
Indofood CBP Sukses Makmur Tbk PT	49,900	33,196
Indofood Sukses Makmur Tbk PT	62,700	25,926
Kalbe Farma Tbk PT	609,300	85,333

Total Indonesia		423,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2023

Investments	Shares	Value
Malaysia - 1.4%
AMMB Holdings Bhd	60,500	$51,416
HAP Seng Consolidated Bhd	35,400	40,916
Hong Leong Bank Bhd	18,900	86,608
Hong Leong Financial Group Bhd	15,400	62,752
MR DIY Group M Bhd(a)	73,400	25,784
Nestle Malaysia Bhd	3,000	93,212

Total Malaysia		360,688

Mexico - 5.3%
Alfa SAB de CV, Class A	36,100	22,832
America Movil SAB de CV, Series B	272,120	285,292
Arca Continental SAB de CV	16,002	145,025
Cemex SAB de CV, Series CPO*	195,610	107,144
Coca-Cola Femsa SAB de CV	16,899	135,456
Gruma SAB de CV, Class B	2,294	33,775
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,480	75,710
Grupo Bimbo SAB de CV, Series A(b)	36,797	184,800
Grupo Financiero Banorte SAB de CV, Class O	23,406	196,908
Kimberly-Clark de Mexico SAB de CV, Class A	44,440	93,428
Orbia Advance Corp. SAB de CV	27,900	60,541

Total Mexico		1,340,911

Philippines - 1.4%
Globe Telecom, Inc.	4,727	162,073
Jollibee Foods Corp.	6,490	26,741
PLDT, Inc.	6,730	175,786

Total Philippines		364,600

Poland - 0.6%
Bank Polska Kasa Opieki SA	3,384	67,130
LPP SA	12	26,685
Santander Bank Polska SA	896	60,689

Total Poland		154,504

Russia - 0.0%
Novolipetsk Steel PJSC*†	27,720	0
PhosAgro PJSC*†	1,147	0
PhosAgro PJSC, GDR*†(c)	3	0
Polyus PJSC*†	435	0
Polyus PJSC, GDR*†(c)	1	0
TCS Group Holding PLC, GDR*†(c)	872	0
X5 Retail Group NV, GDR*†(c)	2,404	0

Total Russia		0

South Africa - 5.1%
Absa Group Ltd.	9,118	93,418
Anglo American Platinum Ltd.(b)	1,288	69,255
AngloGold Ashanti Ltd.	4,684	113,889
Clicks Group Ltd.	4,780	69,273
FirstRand Ltd.(b)	38,031	129,424
Harmony Gold Mining Co. Ltd.	16,469	67,927
Impala Platinum Holdings Ltd.(b)	9,940	91,784
Mr. Price Group Ltd.	3,382	27,487
Old Mutual Ltd.	103,468	68,813
Pepkor Holdings Ltd.(a)	26,827	26,067
Remgro Ltd.	6,645	50,347
Sibanye Stillwater Ltd.(b)	39,544	81,640
Standard Bank Group Ltd.	11,270	109,769
Vodacom Group Ltd.	25,543	175,695
Woolworths Holdings Ltd.	29,082	104,789

Total South Africa		1,279,577

South Korea - 13.8%
Cheil Worldwide, Inc.	8,681	124,162
CJ CheilJedang Corp.	280	70,116
Coway Co. Ltd.	1,227	49,482
DB Insurance Co. Ltd.	2,023	116,390
Doosan Bobcat, Inc.	989	33,198
Hana Financial Group, Inc.	3,698	115,611
Hankook Tire & Technology Co. Ltd.	2,169	57,980
Hanon Systems	3,072	20,718
Hanwha Galleria Co. Ltd.*	1,842	3,013
Hanwha Solutions Corp.*	1,632	67,318
Hyundai Glovis Co. Ltd.	554	67,449
Hyundai Steel Co.	2,434	64,877
KakaoBank Corp.	2,485	46,098
KB Financial Group, Inc.	3,389	124,043
Korea Investment Holdings Co. Ltd.	411	17,364
Korea Zinc Co. Ltd.	67	28,460
LG Chem Ltd.	292	159,699
LG Electronics, Inc.	1,212	107,342
LG Innotek Co. Ltd.	364	75,632
LG Uplus Corp.	18,467	153,626
Lotte Chemical Corp.	461	67,565
Meritz Financial Group, Inc.	3,210	95,177
Mirae Asset Securities Co. Ltd.	10,798	53,582
NH Investment & Securities Co. Ltd.	7,834	52,955
Pan Ocean Co. Ltd.	5,798	25,876
POSCO Chemical Co. Ltd.	390	81,634
Samsung Electronics Co. Ltd.	20,681	1,016,695
Samsung Engineering Co. Ltd.*	4,367	106,336
Samsung Fire & Marine Insurance Co. Ltd.	536	84,815
Samsung Life Insurance Co. Ltd.	1,428	68,885
Samsung SDS Co. Ltd.	669	59,611
Samsung Securities Co. Ltd.	1,947	47,409
Shinhan Financial Group Co. Ltd.	4,441	120,590
Woori Financial Group, Inc.	9,907	86,829

Total South Korea		3,470,537

Taiwan - 18.6%
Acer, Inc.	56,000	51,774
ASE Technology Holding Co. Ltd.	24,000	88,677
Asia Cement Corp.	17,000	24,176
Asustek Computer, Inc.	7,000	62,649
Catcher Technology Co. Ltd.	5,000	31,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2023

Investments	Shares	Value
Cathay Financial Holding Co. Ltd.	70,159	$96,318
Cheng Shin Rubber Industry Co. Ltd.	24,000	28,810
China Development Financial Holding Corp.	192,114	79,187
Compal Electronics, Inc.	54,000	44,782
CTBC Financial Holding Co. Ltd.	120,720	86,632
Delta Electronics, Inc.	12,000	118,631
E Ink Holdings, Inc.	10,000	60,596
E.Sun Financial Holding Co. Ltd.	99,293	82,506
Eclat Textile Co. Ltd.	2,000	32,515
Evergreen Marine Corp. Taiwan Ltd.	13,800	71,838
Far Eastern New Century Corp.	45,000	46,260
Far EasTone Telecommunications Co. Ltd.	65,000	160,539
Feng TAY Enterprise Co. Ltd.	7,200	45,639
Fubon Financial Holding Co. Ltd.	66,561	123,514
Giant Manufacturing Co. Ltd.	3,145	18,180
Hon Hai Precision Industry Co. Ltd.	56,880	194,286
Hotai Motor Co. Ltd.	1,000	21,086
Inventec Corp.	42,000	44,073
Lite-On Technology Corp.	23,014	55,404
MediaTek, Inc.	7,000	180,934
Micro-Star International Co. Ltd.	9,000	42,565
momo.com, Inc.	1,200	35,589
Nan Ya Printed Circuit Board Corp.	3,000	27,884
Nien Made Enterprise Co. Ltd.	3,000	32,219
Novatek Microelectronics Corp.	3,000	42,516
Pegatron Corp.	17,000	38,916
Pou Chen Corp.	29,000	29,717
Quanta Computer, Inc.	23,000	67,306
Shanghai Commercial & Savings Bank Ltd.	29,759	45,888
Shin Kong Financial Holding Co. Ltd.	130,297	36,033
SinoPac Financial Holdings Co. Ltd.	112,034	61,081
Synnex Technology International Corp.	23,150	46,608
Taishin Financial Holding Co. Ltd.	107,700	58,718
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	1,820,576
Unimicron Technology Corp.	11,000	53,289
United Microelectronics Corp.*	61,000	105,983
Voltronic Power Technology Corp.	1,000	56,819
Walsin Lihwa Corp.	33,000	52,837
Wan Hai Lines Ltd.	9,440	21,238
Wiwynn Corp.	1,000	36,949
Yuanta Financial Holding Co. Ltd.	137,743	101,110
Zhen Ding Technology Holding Ltd.	7,000	26,209

Total Taiwan		4,690,257

Thailand - 1.9%
Asset World Corp. PCL, NVDR	158,500	26,884
B Grimm Power PCL, NVDR	56,700	67,155
Bangkok Dusit Medical Services PCL, NVDR	77,100	66,514
Energy Absolute PCL, NVDR	28,600	63,565
Gulf Energy Development PCL, NVDR	36,800	56,768
Home Product Center PCL, NVDR	59,600	25,098
Indorama Ventures PCL, NVDR	67,600	68,203
Kasikornbank PCL, NVDR	15,600	60,447
Thai Union Group PCL, NVDR	130,100	53,646

Total Thailand		488,280

Turkey - 1.2%
Turkcell Iletisim Hizmetleri AS	133,681	222,720
Turkiye Is Bankasi AS, Class C	109,103	73,721

Total Turkey		296,441

TOTAL COMMON STOCKS (Cost: $22,227,774)		24,561,283

PREFERRED STOCKS - 2.1%
Brazil - 2.1%
Banco Bradesco SA	50,311	130,683
Braskem SA, Class A	15,996	61,078
Gerdau SA	10,236	51,056
Itau Unibanco Holding SA	36,855	179,832
Itausa SA	62,148	100,756

TOTAL PREFERRED STOCKS (Cost: $618,345)		523,405

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d) (Cost: $406,749)	406,749	406,749

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $23,252,868)		25,491,437
Other Assets less Liabilities - (1.2)%		(302,687)

NET ASSETS - 100.0%		$25,188,750

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2023

(b)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $846,315 and the total market value of the collateral held by the Fund was $902,181. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $495,432.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	24,561,283	—	—		24,561,283
Preferred Stocks	523,405	—	—		523,405
Investment of Cash Collateral for Securities Loaned	—	406,749	—		406,749

Total Investments in Securities	$25,084,688	$406,749	$0		$25,491,437

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.1%
Brazil - 5.3%
Aerospace & Defense - 0.1%
Embraer SA*	1,615	$6,622

Banks - 0.3%
Banco Bradesco SA	3,354	7,839
Banco Santander Brasil SA	599	3,166
Itau Unibanco Holding SA	877	3,643

Total Banks		14,648

Beverages - 0.5%
Ambev SA	10,004	28,274

Broadline Retail - 0.1%
Magazine Luiza SA*	4,597	3,001

Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	11,762	24,010

Consumer Staples Distribution & Retail - 0.4%
Atacadao SA	1,166	2,849
Raia Drogasil SA	2,418	11,660
Sendas Distribuidora SA	1,562	4,788

Total Consumer Staples Distribution & Retail		19,297

Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	850	6,481

Electric Utilities - 0.4%
CPFL Energia SA	389	2,428
Energisa SA	349	2,766
Equatorial Energia SA	1,764	9,380
Transmissora Alianca de Energia Eletrica SA	664	4,561

Total Electric Utilities		19,135

Electrical Equipment - 0.4%
WEG SA	2,816	22,521

Food Products - 0.0%
BRF SA*	1,359	1,665

Ground Transportation - 0.5%
Localiza Rent a Car SA	1,345	14,166
Rumo SA	2,452	9,116

Total Ground Transportation		23,282

Health Care Providers & Services - 0.2%
Hapvida Participacoes e Investimentos SA*(a)	9,847	5,088
Rede D’Or Sao Luiz SA(a)	1,658	6,946

Total Health Care Providers & Services		12,034

Independent Power & Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	583	4,619

Metals & Mining - 0.1%
Cia Siderurgica Nacional SA	1,125	3,426

Oil, Gas & Consumable Fuels - 0.4%
3R Petroleum Oleo e Gas SA*	303	1,761
Cosan SA	2,813	8,372
Petro Rio SA*	1,448	8,907
Ultrapar Participacoes SA	1,533	4,221

Total Oil, Gas & Consumable Fuels		23,261

Paper & Forest Products - 0.2%
Suzano SA	1,527	12,529

Personal Care Products - 0.1%
Natura & Co. Holding SA	1,976	5,144

Pharmaceuticals - 0.1%
Hypera SA	948	7,049

Real Estate Management & Development - 0.1%
Multiplan Empreendimentos Imobiliarios SA	615	2,989

Software - 0.1%
TOTVS SA	1,082	6,009

Specialty Retail - 0.3%
Lojas Renner SA	1,921	6,278
Vibra Energia SA	2,367	6,727

Total Specialty Retail		13,005

Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	128	1,603
Grupo De Moda Soma SA	1,149	1,838

Total Textiles, Apparel & Luxury Goods		3,441

Transportation Infrastructure - 0.1%
CCR SA	2,635	6,652

Wireless Telecommunication Services - 0.1%
TIM SA	1,768	4,387

Total Brazil		273,481

Chile - 0.5%
Banks - 0.2%
Banco de Chile	55,399	5,409
Banco de Credito e Inversiones SA	86	2,535
Banco Santander Chile	74,618	3,327

Total Banks		11,271

Broadline Retail - 0.0%
Falabella SA	1,069	2,472

Consumer Staples Distribution & Retail - 0.1%
Cencosud SA	1,714	3,330

Marine Transportation - 0.0%
Cia Sud Americana de Vapores SA	22,279	2,227

Oil, Gas & Consumable Fuels - 0.1%
Empresas COPEC SA	473	3,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Paper & Forest Products - 0.1%
Empresas CMPC SA	1,666	$2,799

Total Chile		25,456

Czech Republic - 0.2%
Banks - 0.2%
Komercni Banka AS	351	11,655

Hungary - 0.3%
Banks - 0.1%
OTP Bank Nyrt	292	8,326

Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC	563	4,123

Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	142	2,971

Total Hungary		15,420

India - 23.7%
Automobile Components - 0.6%
Apollo Tyres Ltd.	513	1,997
Balkrishna Industries Ltd.	124	2,944
Bharat Forge Ltd.	403	3,778
Bosch Ltd.	14	3,300
Motherson Sumi Wiring India Ltd.	3,171	1,862
MRF Ltd.	5	5,113
Samvardhana Motherson International Ltd.	2,872	2,345
Sona Blw Precision Forgings Ltd.(a)	309	1,555
Sundram Fasteners Ltd.	182	2,166
Tube Investments of India Ltd.	188	5,826
UNO Minda Ltd.	297	1,738

Total Automobile Components		32,624

Automobiles - 1.6%
Bajaj Auto Ltd.	108	5,105
Eicher Motors Ltd.	244	8,755
Hero MotoCorp Ltd.	218	6,226
Mahindra & Mahindra Ltd.	1,604	22,615
Maruti Suzuki India Ltd.	219	22,097
Tata Motors Ltd.*	2,950	15,105
TVS Motor Co. Ltd.	361	4,732

Total Automobiles		84,635

Banks - 3.5%
AU Small Finance Bank Ltd.(a)	529	3,728
Axis Bank Ltd.	4,133	43,175
Bandhan Bank Ltd.*(a)	1,179	2,808
Federal Bank Ltd.	2,414	3,886
ICICI Bank Ltd.	8,271	88,288
IDFC First Bank Ltd.*	4,615	3,091
Kotak Mahindra Bank Ltd.	1,765	37,216

Total Banks		182,192

Beverages - 0.3%
Radico Khaitan Ltd.	129	1,875
United Breweries Ltd.	120	2,080
United Spirits Ltd.*	484	4,454
Varun Beverages Ltd.	367	6,194

Total Beverages		14,603

Biotechnology - 0.0%
Biocon Ltd.	809	2,031

Building Products - 0.2%
Astral Ltd.	344	5,591
Kajaria Ceramics Ltd.	154	1,976

Total Building Products		7,567

Capital Markets - 0.1%
HDFC Asset Management Co. Ltd.(a)	120	2,494
IDFC Ltd.	1,873	1,790

Total Capital Markets		4,284

Chemicals - 1.2%
Aarti Industries Ltd.	321	2,024
Asian Paints Ltd.	759	25,505
Atul Ltd.	28	2,371
Berger Paints India Ltd.	434	3,072
Carborundum Universal Ltd.	170	2,039
Coromandel International Ltd.	197	2,108
Deepak Nitrite Ltd.	102	2,287
Gujarat Fluorochemicals Ltd.	59	2,168
Navin Fluorine International Ltd.	54	2,806
PI Industries Ltd.	133	4,904
Solar Industries India Ltd.	37	1,707
SRF Ltd.	234	6,867
Supreme Industries Ltd.	111	3,395
Tata Chemicals Ltd.	224	2,651

Total Chemicals		63,904

Construction & Engineering - 0.1%
Voltas Ltd.	401	3,993

Construction Materials - 1.0%
ACC Ltd.	148	3,002
Ambuja Cements Ltd.*	1,174	5,222
Dalmia Bharat Ltd.	148	3,545
Grasim Industries Ltd.	628	12,476
JK Cement Ltd.	57	2,028
Ramco Cements Ltd.	248	2,283
Shree Cement Ltd.	18	5,736
UltraTech Cement Ltd.	189	17,529

Total Construction Materials		51,821

Consumer Staples Distribution & Retail - 0.2%
Avenue Supermarts Ltd.*(a)	236	9,767

Diversified Telecommunication Services - 0.1%
Indus Towers Ltd.	1,343	2,337

Electrical Equipment - 0.3%
ABB India Ltd.	82	3,358
CG Power & Industrial Solutions Ltd.	1,101	4,020
Havells India Ltd.	424	6,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Polycab India Ltd.	76	$2,663

Total Electrical Equipment		16,173

Electronic Equipment, Instruments & Components - 0.0%
Honeywell Automation India Ltd.	4	1,771

Entertainment - 0.0%
PVR Ltd.*	74	1,381

Financial Services - 0.2%
Bajaj Finserv Ltd.	614	9,462

Food Products - 0.8%
Britannia Industries Ltd.	193	10,150
Marico Ltd.	816	4,764
Nestle India Ltd.	62	14,866
Patanjali Foods Ltd.	106	1,250
Tata Consumer Products Ltd.	1,076	9,281

Total Food Products		40,311

Gas Utilities - 0.1%
Adani Total Gas Ltd.	529	5,586
Gujarat Gas Ltd.	308	1,722

Total Gas Utilities		7,308

Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	172	9,022
Dr. Lal PathLabs Ltd.(a)	69	1,535
Fortis Healthcare Ltd.*	824	2,606
Max Healthcare Institute Ltd.*	1,134	6,087

Total Health Care Providers & Services		19,250

Hotels, Restaurants & Leisure - 0.2%
Indian Hotels Co. Ltd.	1,374	5,423
Jubilant Foodworks Ltd.	674	3,609
Zomato Ltd.*	3,834	2,379

Total Hotels, Restaurants & Leisure		11,411

Household Durables - 0.1%
Crompton Greaves Consumer Electricals Ltd.	1,015	3,619
Dixon Technologies India Ltd.	69	2,402

Total Household Durables		6,021

Independent Power & Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd.*	678	7,269

Industrial Conglomerates - 0.1%
Siemens Ltd.	152	6,154

Insurance - 0.4%
HDFC Life Insurance Co. Ltd.(a)	1,561	9,482
ICICI Lombard General Insurance Co. Ltd.(a)	409	5,322
ICICI Prudential Life Insurance Co. Ltd.(a)	663	3,515
Max Financial Services Ltd.*	389	3,006

Total Insurance		21,325

Interactive Media & Services - 0.1%
Info Edge India Ltd.	124	5,618

IT Services - 3.1%
Coforge Ltd.	66	3,063
HCL Technologies Ltd.	1,712	22,607
Infosys Ltd.	5,912	102,723
Mphasis Ltd.	130	2,841
Persistent Systems Ltd.	80	4,487
Tech Mahindra Ltd.	1,050	14,078
Wipro Ltd.	2,380	10,578

Total IT Services		160,377

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	213	7,317

Machinery - 0.4%
Ashok Leyland Ltd.	2,369	4,013
Cummins India Ltd.	218	4,323
Elgi Equipments Ltd.	347	1,850
Grindwell Norton Ltd.	87	1,988
Schaeffler India Ltd.	66	2,303
SKF India Ltd.	42	2,175
Thermax Ltd.	66	1,841

Total Machinery		18,493

Media - 0.1%
Zee Entertainment Enterprises Ltd.	1,591	4,109

Metals & Mining - 0.7%
APL Apollo Tubes Ltd.	277	4,063
JSW Steel Ltd.	1,491	12,484
Tata Steel Ltd.	12,728	16,184
Vedanta Ltd.	1,606	5,363

Total Metals & Mining		38,094

Oil, Gas & Consumable Fuels - 3.1%
Reliance Industries Ltd.	5,618	159,351

Passenger Airlines - 0.1%
InterGlobe Aviation Ltd.*(a)	158	3,673

Personal Care Products - 1.3%
Colgate-Palmolive India Ltd.	199	3,650
Dabur India Ltd.	1,037	6,876
Emami Ltd.	362	1,579
Godrej Consumer Products Ltd.*	661	7,787
Hindustan Unilever Ltd.	1,546	48,165

Total Personal Care Products		68,057

Pharmaceuticals - 1.2%
Alkem Laboratories Ltd.	62	2,562
Aurobindo Pharma Ltd.	451	2,843
Cipla Ltd.	894	9,796
Dr. Reddy’s Laboratories Ltd.	203	11,419
Ipca Laboratories Ltd.	177	1,745
Laurus Labs Ltd.(a)	598	2,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Lupin Ltd.	369	$2,911
Sun Pharmaceutical Industries Ltd.	1,744	20,862
Torrent Pharmaceuticals Ltd.	130	2,432
Zydus Lifesciences Ltd.	397	2,375

Total Pharmaceuticals		59,077

Professional Services - 0.0%
Computer Age Management Services Ltd.	53	1,310

Real Estate Management & Development - 0.2%
DLF Ltd.	1,084	4,705
Godrej Properties Ltd.*	184	2,308
Oberoi Realty Ltd.	224	2,297
Phoenix Mills Ltd.	142	2,248

Total Real Estate Management & Development		11,558

Software - 0.2%
KPIT Technologies Ltd.	306	3,444
Tata Elxsi Ltd.	62	4,496

Total Software		7,940

Specialty Retail - 0.1%
Trent Ltd.	280	4,684

Textiles, Apparel & Luxury Goods - 0.5%
Aditya Birla Fashion & Retail Ltd.*	542	1,413
Bata India Ltd.	111	1,916
Page Industries Ltd.	8	3,690
Titan Co. Ltd.	659	20,166

Total Textiles, Apparel & Luxury Goods		27,185

Transportation Infrastructure - 0.1%
GMR Airports Infrastructure Ltd.*	4,465	2,203

Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd.	3,932	35,836

Total India		1,222,476

Indonesia - 3.4%
Automobiles - 0.4%
Astra International Tbk PT	47,700	19,087

Banks - 1.4%
Bank Central Asia Tbk PT	125,600	73,293
Bank Jago Tbk PT*	10,000	1,614

Total Banks		74,907

Broadline Retail - 0.3%
GoTo Gojek Tokopedia Tbk PT*	2,270,300	16,504

Chemicals - 0.2%
Barito Pacific Tbk PT	64,858	3,569
Chandra Asri Petrochemical Tbk PT	51,900	8,099

Total Chemicals		11,668

Construction Materials - 0.1%
Indocement Tunggal Prakarsa Tbk PT	4,200	2,948

Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk PT	44,600	8,566

Diversified Telecommunication Services - 0.1%
Sarana Menara Nusantara Tbk PT	56,600	3,492

Food Products - 0.3%
Charoen Pokphand Indonesia Tbk PT	17,200	5,724
Indofood CBP Sukses Makmur Tbk PT	5,700	3,792
Indofood Sukses Makmur Tbk PT	10,300	4,259

Total Food Products		13,775

Household Products - 0.1%
Unilever Indonesia Tbk PT	12,900	3,742

Media - 0.1%
Elang Mahkota Teknologi Tbk PT	85,700	4,515

Metals & Mining - 0.2%
Merdeka Copper Gold Tbk PT*	32,200	8,998

Pharmaceuticals - 0.1%
Kalbe Farma Tbk PT	44,500	6,232

Total Indonesia		174,434

Malaysia - 1.7%
Banks - 0.4%
Hong Leong Bank Bhd	3,800	17,413
Hong Leong Financial Group Bhd	1,200	4,890

Total Banks		22,303

Food Products - 0.6%
Nestle Malaysia Bhd	300	9,321
PPB Group Bhd	3,500	13,135
QL Resources Bhd	6,200	8,164

Total Food Products		30,620

Hotels, Restaurants & Leisure - 0.2%
Genting Malaysia Bhd	16,000	9,609

Metals & Mining - 0.4%
Press Metal Aluminium Holdings Bhd	16,700	18,432

Specialty Retail - 0.1%
MR DIY Group M Bhd(a)	15,900	5,585

Total Malaysia		86,549

Mexico - 4.2%
Banks - 0.5%
Banco del Bajio SA(a)	1,016	3,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Grupo Financiero Banorte SAB de CV, Class O	2,700	$22,715

Total Banks		26,406

Beverages - 0.7%
Arca Continental SAB de CV	800	7,250
Coca-Cola Femsa SAB de CV	640	5,130
Fomento Economico Mexicano SAB de CV	2,300	21,884

Total Beverages		34,264

Chemicals - 0.1%
Orbia Advance Corp. SAB de CV	1,500	3,255

Construction Materials - 0.2%
Cemex SAB de CV, Series CPO*	20,104	11,012

Consumer Staples Distribution & Retail - 0.5%
Wal-Mart de Mexico SAB de CV	6,700	26,728

Diversified REITs - 0.2%
Concentradora Fibra Danhos SA de CV	1,585	2,106
Fibra Uno Administracion SA de CV	3,900	5,436

Total Diversified REITs		7,542

Food Products - 0.2%
Gruma SAB de CV, Class B	270	3,975
Grupo Bimbo SAB de CV, Series A	1,692	8,498

Total Food Products		12,473

Household Products - 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	2,000	4,205

Industrial Conglomerates - 0.1%
Alfa SAB de CV, Class A	4,800	3,036
Grupo Carso SAB de CV, Series A1	600	2,976

Total Industrial Conglomerates		6,012

Media - 0.1%
Grupo Televisa SAB, Series CPO	3,300	3,485

Metals & Mining - 0.4%
Grupo Mexico SAB de CV, Series B	4,130	19,518
Industrias Penoles SAB de CV*	205	3,018

Total Metals & Mining		22,536

Real Estate Management & Development - 0.1%
Corp. Inmobiliaria Vesta SAB de CV	1,000	3,136

Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	400	4,459
Grupo Aeroportuario del Pacifico SAB de CV, Class B	634	12,311
Grupo Aeroportuario del Sureste SAB de CV, Class B	235	7,174
Promotora y Operadora de Infraestructura SAB de CV	317	3,159

Total Transportation Infrastructure		27,103

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Series B	25,600	26,839

Total Mexico		214,996

Philippines - 1.2%
Banks - 0.3%
Bank of the Philippine Islands	2,615	4,930
BDO Unibank, Inc.	2,928	6,921
Metropolitan Bank & Trust Co.	2,560	2,755

Total Banks		14,606

Food Products - 0.1%
Monde Nissin Corp.(a)	12,300	2,220
Universal Robina Corp.	1,340	3,549

Total Food Products		5,769

Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp.	580	2,390

Industrial Conglomerates - 0.3%
Ayala Corp.	330	3,946
JG Summit Holdings, Inc.	4,200	3,700
SM Investments Corp.	660	10,793

Total Industrial Conglomerates		18,439

Real Estate Management & Development - 0.3%
Ayala Land, Inc.	8,400	4,094
SM Prime Holdings, Inc.	16,200	9,774

Total Real Estate Management & Development		13,868

Transportation Infrastructure - 0.1%
International Container Terminal Services, Inc.	1,080	4,239

Wireless Telecommunication Services - 0.1%
PLDT, Inc.	110	2,873

Total Philippines		62,184

Poland - 0.9%
Banks - 0.3%
Bank Polska Kasa Opieki SA	511	10,137
Santander Bank Polska SA	113	7,654

Total Banks		17,791

Consumer Staples Distribution & Retail - 0.3%
Dino Polska SA*(a)	167	15,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Entertainment - 0.1%
CD Projekt SA	195	$5,034

Software - 0.1%
Asseco Poland SA	265	4,681

Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	3	6,671

Total Poland		49,338

Saudi Arabia - 3.3%
Banks - 2.0%
Al Rajhi Bank	3,605	70,588
Alinma Bank	1,803	14,146
Arab National Bank	253	1,739
Bank Al-Jazira	740	3,584
Bank AlBilad	860	9,118
Saudi British Bank	681	6,395

Total Banks		105,570

Chemicals - 0.2%
Advanced Petrochemical Co.	262	3,336
National Industrialization Co.*	674	2,194
Sahara International Petrochemical Co.	682	6,877

Total Chemicals		12,407

Consumer Staples Distribution & Retail - 0.1%
Abdullah Al Othaim Markets Co.	84	2,865
Nahdi Medical Co.	80	3,934

Total Consumer Staples Distribution & Retail		6,799

Food Products - 0.1%
Savola Group	463	3,448

Health Care Providers & Services - 0.4%
Dallah Healthcare Co.	58	2,380
Dr. Sulaiman Al Habib Medical Services Group Co.	142	11,023
Mouwasat Medical Services Co.	85	5,321

Total Health Care Providers & Services		18,724

Media - 0.1%
Saudi Research & Media Group*	56	2,942

Real Estate Management & Development - 0.1%
Dar Al Arkan Real Estate Development Co.*	1,064	4,541

Specialty Retail - 0.1%
Jarir Marketing Co.	110	4,777

Wireless Telecommunication Services - 0.2%
Etihad Etisalat Co.	726	7,978
Mobile Telecommunications Co. Saudi Arabia*	741	2,566

Total Wireless Telecommunication Services		10,544

Total Saudi Arabia		169,752

South Africa - 6.0%
Banks - 1.1%
Absa Group Ltd.	1,277	13,084
Capitec Bank Holdings Ltd.	133	12,651
Nedbank Group Ltd.	753	9,203
Standard Bank Group Ltd.	2,009	19,567

Total Banks		54,505

Broadline Retail - 1.3%
Naspers Ltd., Class N	333	61,804
Woolworths Holdings Ltd.	1,522	5,484

Total Broadline Retail		67,288

Capital Markets - 0.1%
Investec Ltd.	495	2,738

Consumer Staples Distribution & Retail - 0.5%
Bid Corp. Ltd.	508	11,410
Clicks Group Ltd.	362	5,246
Pick n Pay Stores Ltd.	572	1,363
Shoprite Holdings Ltd.	730	9,144

Total Consumer Staples Distribution & Retail		27,163

Diversified REITs - 0.1%
Growthpoint Properties Ltd.	4,847	3,568
Redefine Properties Ltd.	10,643	2,183

Total Diversified REITs		5,751

Financial Services - 0.7%
FirstRand Ltd.	8,385	28,535
Remgro Ltd.	819	6,206

Total Financial Services		34,741

Food Products - 0.1%
Tiger Brands Ltd.	285	3,221

Insurance - 0.4%
Discovery Ltd.*	720	5,659
Momentum Metropolitan Holdings	1,771	1,760
Old Mutual Ltd.	7,040	4,682
Sanlam Ltd.	2,909	9,242

Total Insurance		21,343

Media - 0.1%
MultiChoice Group	728	5,062

Metals & Mining - 1.3%
African Rainbow Minerals Ltd.	178	2,314
Anglo American Platinum Ltd.	72	3,871
AngloGold Ashanti Ltd.	625	15,197
Gold Fields Ltd.	1,296	17,312
Harmony Gold Mining Co. Ltd.	811	3,345
Impala Platinum Holdings Ltd.	1,212	11,191
Kumba Iron Ore Ltd.	98	2,484
Northam Platinum Holdings Ltd.*	373	3,043
Sibanye Stillwater Ltd.	4,238	8,750

Total Metals & Mining		67,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd.	539	$5,565

Specialty Retail - 0.1%
Motus Holdings Ltd.	276	1,509
Mr. Price Group Ltd.	431	3,503
Pepkor Holdings Ltd.(a)	2,238	2,174

Total Specialty Retail		7,186

Wireless Telecommunication Services - 0.1%
Vodacom Group Ltd.	1,135	7,807

Total South Africa		309,877

South Korea - 19.5%
Air Freight & Logistics - 0.1%
Hyundai Glovis Co. Ltd.	28	3,409

Automobile Components - 0.1%
Hankook Tire & Technology Co. Ltd.	123	3,288
Hanon Systems	286	1,929
HL Mando Co. Ltd.	50	1,761

Total Automobile Components		6,978

Automobiles - 1.0%
Hyundai Motor Co.	202	28,628
Kia Corp.	394	24,514

Total Automobiles		53,142

Banks - 1.3%
BNK Financial Group, Inc.	395	1,975
Hana Financial Group, Inc.	390	12,193
KakaoBank Corp.	484	8,978
KB Financial Group, Inc.	510	18,667
Shinhan Financial Group Co. Ltd.	678	18,410
Woori Financial Group, Inc.	824	7,222

Total Banks		67,445

Biotechnology - 0.4%
Alteogen, Inc.*	71	2,163
Celltrion, Inc.	148	17,030
SK Bioscience Co. Ltd.*	40	2,215

Total Biotechnology		21,408

Broadline Retail - 0.1%
Hanwha Galleria Co. Ltd.*	497	813
Shinsegae, Inc.	13	2,152

Total Broadline Retail		2,965

Capital Markets - 0.1%
Korea Investment Holdings Co. Ltd.	62	2,619
Mirae Asset Securities Co. Ltd.	391	1,940
Samsung Securities Co. Ltd.	90	2,192

Total Capital Markets		6,751

Chemicals - 1.4%
Ecopro Co. Ltd.	28	10,722
Hansol Chemical Co. Ltd.	17	3,127
Hanwha Solutions Corp.*	440	18,150
Kumho Petrochemical Co. Ltd.	24	2,649
LG Chem Ltd.	57	31,174
Lotte Chemical Corp.	22	3,224
SKC Co. Ltd.	26	2,283

Total Chemicals		71,329

Construction & Engineering - 0.2%
GS Engineering & Construction Corp.	116	1,840
Hyundai Engineering & Construction Co. Ltd.	104	2,912
Samsung Engineering Co. Ltd.*	171	4,164

Total Construction & Engineering		8,916

Construction Materials - 0.2%
POSCO Chemical Co. Ltd.	41	8,582

Consumer Staples Distribution & Retail - 0.1%
BGF Retail Co. Ltd.	12	1,675
E-Mart, Inc.	30	2,433

Total Consumer Staples Distribution & Retail		4,108

Diversified Telecommunication Services - 0.1%
LG Uplus Corp.	333	2,770

Electrical Equipment - 0.9%
CS Wind Corp.	47	2,632
Doosan Enerbility Co. Ltd.*	612	7,992
Ecopro BM Co. Ltd.	68	11,726
LG Energy Solution Ltd.*	50	22,429
LS Corp.	40	2,446

Total Electrical Equipment		47,225

Electronic Equipment, Instruments & Components - 1.2%
L&F Co. Ltd.	29	6,983
LG Display Co. Ltd.*	293	3,698
LG Innotek Co. Ltd.	20	4,156
Samsung Electro-Mechanics Co. Ltd.	76	8,914
Samsung SDI Co. Ltd.	69	38,956

Total Electronic Equipment, Instruments & Components		62,707

Entertainment - 0.4%
HYBE Co. Ltd.*	27	3,918
Kakao Games Corp.*	76	2,434
Krafton, Inc.*	54	7,612
NCSoft Corp.	22	6,278
Pearl Abyss Corp.*	69	2,451

Total Entertainment		22,693

Food Products - 0.1%
CJ CheilJedang Corp.	11	2,754
Orion Corp.	32	3,358

Total Food Products		6,112

Health Care Equipment & Supplies - 0.1%
HLB, Inc.*	150	4,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Health Care Providers & Services - 0.1%
Celltrion Healthcare Co. Ltd.	144	$6,659

Household Durables - 0.3%
Coway Co. Ltd.	77	3,105
LG Electronics, Inc.	145	12,842

Total Household Durables		15,947

Industrial Conglomerates - 0.6%
GS Holdings Corp.	122	3,786
LG Corp.	172	10,940
Lotte Corp.	58	1,281
Samsung C&T Corp.	115	9,558
SK, Inc.	50	6,625

Total Industrial Conglomerates		32,190

Insurance - 0.4%
DB Insurance Co. Ltd.	70	4,027
Hyundai Marine & Fire Insurance Co. Ltd.	78	2,025
Samsung Fire & Marine Insurance Co. Ltd.	44	6,963
Samsung Life Insurance Co. Ltd.	128	6,175

Total Insurance		19,190

Interactive Media & Services - 1.2%
Kakao Corp.	460	21,589
NAVER Corp.	247	38,326

Total Interactive Media & Services		59,915

IT Services - 0.1%
Samsung SDS Co. Ltd.	57	5,079

Life Sciences Tools & Services - 0.3%
Samsung Biologics Co. Ltd.*(a)	25	15,132

Machinery - 0.2%
Hyundai Rotem Co. Ltd.*	102	2,021
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	58	3,453
Samsung Heavy Industries Co. Ltd.*	938	3,725

Total Machinery		9,199

Media - 0.0%
Cheil Worldwide, Inc.	112	1,602

Metals & Mining - 0.7%
Hyundai Steel Co.	106	2,825
Korea Zinc Co. Ltd.	14	5,947
POSCO Holdings, Inc.	96	27,137

Total Metals & Mining		35,909

Oil, Gas & Consumable Fuels - 0.2%
HD Hyundai Co. Ltd.	58	2,589
SK Innovation Co. Ltd.*	68	9,365

Total Oil, Gas & Consumable Fuels		11,954

Passenger Airlines - 0.1%
Korean Air Lines Co. Ltd.	234	4,170

Personal Care Products - 0.2%
Amorepacific Corp.	44	4,623
LG H&H Co. Ltd.	12	5,531

Total Personal Care Products		10,154

Pharmaceuticals - 0.1%
Hanmi Pharm Co. Ltd.	10	1,966
SK Biopharmaceuticals Co. Ltd.*	46	2,237
Yuhan Corp.	67	2,604

Total Pharmaceuticals		6,807

Semiconductors & Semiconductor Equipment - 0.9%
SK Hynix, Inc.	640	43,557
SK Square Co. Ltd.*	122	3,725

Total Semiconductors & Semiconductor Equipment		47,282

Specialty Retail - 0.0%
Hotel Shilla Co. Ltd.	41	2,567

Technology Hardware, Storage & Peripherals - 6.2%
Samsung Electronics Co. Ltd.	6,510	320,037

Textiles, Apparel & Luxury Goods - 0.1%
F&F Co. Ltd.	23	2,464
Fila Holdings Corp.	76	2,131

Total Textiles, Apparel & Luxury Goods		4,595

Total South Korea		1,008,932

Taiwan - 24.5%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co. Ltd.	2,000	2,401

Banks - 1.4%
CTBC Financial Holding Co. Ltd.	26,000	18,658
E.Sun Financial Holding Co. Ltd.	20,000	16,619
Far Eastern International Bank	5,000	1,823
Shanghai Commercial & Savings Bank Ltd.	8,392	12,941
SinoPac Financial Holdings Co. Ltd.	17,685	9,642
Taichung Commercial Bank Co. Ltd.	4,629	2,106
Taishin Financial Holding Co. Ltd.	17,000	9,268
Union Bank of Taiwan	4,000	2,082

Total Banks		73,139

Chemicals - 1.1%
Formosa Chemicals & Fibre Corp.	6,000	13,617
Formosa Plastics Corp.	7,000	21,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Nan Ya Plastics Corp.	8,000	$20,363

Total Chemicals		55,085

Communications Equipment - 0.2%
Accton Technology Corp.	1,000	10,477

Construction Materials - 0.1%
Asia Cement Corp.	4,000	5,688

Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp.	1,000	8,851

Electrical Equipment - 0.3%
Tatung Co. Ltd.*	2,000	2,168
Teco Electric & Machinery Co. Ltd.	4,000	5,583
Walsin Lihwa Corp.	5,000	8,006

Total Electrical Equipment		15,757

Electronic Equipment, Instruments & Components - 3.4%
AUO Corp.	14,000	8,460
Chroma ATE, Inc.	2,000	11,659
Compeq Manufacturing Co. Ltd.	2,000	3,044
Delta Electronics, Inc.	3,000	29,658
Elite Material Co. Ltd.	2,000	11,955
Genius Electronic Optical Co. Ltd.	1,000	12,661
Hon Hai Precision Industry Co. Ltd.	15,000	51,236
Innolux Corp.	15,725	7,489
Nan Ya Printed Circuit Board Corp.	1,000	9,295
Sinbon Electronics Co. Ltd.	1,000	11,232
Synnex Technology International Corp.	2,000	4,027
Unimicron Technology Corp.	2,000	9,689
WPG Holdings Ltd.	4,000	6,595

Total Electronic Equipment, Instruments & Components		177,000

Financial Services - 0.2%
Yuanta Financial Holding Co. Ltd.	18,000	13,213

Food Products - 0.4%
Uni-President Enterprises Corp.	8,000	18,892

Industrial Conglomerates - 0.1%
Far Eastern New Century Corp.	6,000	6,168

Insurance - 1.1%
Cathay Financial Holding Co. Ltd.	14,101	19,359
China Development Financial Holding Corp.	25,000	10,304
Fubon Financial Holding Co. Ltd.	11,250	20,876
Shin Kong Financial Holding Co. Ltd.	22,000	6,084

Total Insurance		56,623

Leisure Products - 0.2%
Giant Manufacturing Co. Ltd.	1,036	5,989
Merida Industry Co. Ltd.	1,000	5,534

Total Leisure Products		11,523

Machinery - 0.2%
Hiwin Technologies Corp.	1,000	8,227

Marine Transportation - 0.1%
Wan Hai Lines Ltd.	2,000	4,500

Metals & Mining - 0.1%
TA Chen Stainless Pipe	3,000	4,483

Oil, Gas & Consumable Fuels - 0.2%
Formosa Petrochemical Corp.	4,000	11,167

Passenger Airlines - 0.1%
Eva Airways Corp.	4,000	3,527

Real Estate Management & Development - 0.1%
Highwealth Construction Corp.	2,100	2,838
Ruentex Development Co. Ltd.	1,500	1,742

Total Real Estate Management & Development		4,580

Semiconductors & Semiconductor Equipment - 12.6%
ASE Technology Holding Co. Ltd.	5,000	18,475
King Yuan Electronics Co. Ltd.	2,000	3,186
Macronix International Co. Ltd.	2,000	2,302
MediaTek, Inc.	2,000	51,696
Nanya Technology Corp.	2,000	4,368
Novatek Microelectronics Corp.	1,000	14,172
Powerchip Semiconductor Manufacturing Corp.	3,000	3,261
Realtek Semiconductor Corp.	1,000	12,727
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	507,661
United Microelectronics Corp.*	17,000	29,536
Winbond Electronics Corp.	4,000	3,481

Total Semiconductors & Semiconductor Equipment		650,865

Specialty Retail - 0.4%
Hotai Motor Co. Ltd.	1,000	21,085

Technology Hardware, Storage & Peripherals - 1.4%
Acer, Inc.	5,000	4,623
Advantech Co. Ltd.	1,000	12,185
Compal Electronics, Inc.	6,000	4,976
Inventec Corp.	4,000	4,197
Lite-On Technology Corp.	3,000	7,222
Pegatron Corp.	3,000	6,868
Qisda Corp.	4,000	4,164
Quanta Computer, Inc.	6,000	17,558
Wistron Corp.	6,000	8,247

Total Technology Hardware, Storage & Peripherals		70,040

Textiles, Apparel & Luxury Goods - 0.2%
Makalot Industrial Co. Ltd.	1,000	7,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Pou Chen Corp.	4,000	$4,099

Total Textiles, Apparel & Luxury Goods		11,193

Wireless Telecommunication Services - 0.4%
Far EasTone Telecommunications Co. Ltd.	3,000	7,409
Taiwan Mobile Co. Ltd.	4,000	13,269

Total Wireless Telecommunication Services		20,678

Total Taiwan		1,265,162

Thailand - 3.5%
Banks - 0.3%
Bangkok Bank PCL, NVDR	900	3,987
Bank of Ayudhya PCL, NVDR	2,600	2,205
Kasikornbank PCL, NVDR	2,200	8,525
TMBThanachart Bank PCL, NVDR	80,600	3,347

Total Banks		18,064

Beverages - 0.1%
Carabao Group PCL, NVDR	1,000	2,800
Osotspa PCL, NVDR	3,000	2,698

Total Beverages		5,498

Broadline Retail - 0.1%
Central Retail Corp. PCL, NVDR	5,800	7,590

Chemicals - 0.1%
Indorama Ventures PCL, NVDR	4,200	4,237

Consumer Staples Distribution & Retail - 0.4%
CP ALL PCL, NVDR	12,200	22,120

Containers & Packaging - 0.1%
SCG Packaging PCL, NVDR	2,500	3,381

Diversified Telecommunication Services - 0.1%
True Corp. PCL, NVDR	17,196	4,224

Electronic Equipment, Instruments & Components - 0.6%
Delta Electronics Thailand PCL, NVDR	900	30,057

Food Products - 0.1%
Charoen Pokphand Foods PCL, NVDR	6,600	4,092
Thai Union Group PCL, NVDR	4,600	1,897

Total Food Products		5,989

Ground Transportation - 0.0%
BTS Group Holdings PCL, NVDR	12,400	2,575

Health Care Providers & Services - 0.2%
Bangkok Dusit Medical Services PCL, NVDR	8,100	6,988
Bumrungrad Hospital PCL, NVDR	600	3,965

Total Health Care Providers & Services		10,953

Hotels, Restaurants & Leisure - 0.2%
Asset World Corp. PCL, NVDR	15,400	2,612
Minor International PCL, NVDR*	5,600	5,282

Total Hotels, Restaurants & Leisure		7,894

Independent Power & Renewable Electricity Producers - 0.5%
Energy Absolute PCL, NVDR	3,400	7,557
Gulf Energy Development PCL, NVDR	11,300	17,431

Total Independent Power & Renewable Electricity Producers		24,988

Real Estate Management & Development - 0.1%
Central Pattana PCL, NVDR	3,000	6,032

Specialty Retail - 0.1%
Home Product Center PCL, NVDR	8,000	3,369

Transportation Infrastructure - 0.1%
Bangkok Expressway & Metro PCL, NVDR	15,000	3,882

Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL, NVDR	2,200	13,640
Intouch Holdings PCL, NVDR	2,300	4,977

Total Wireless Telecommunication Services		18,617

Total Thailand		179,470

Turkey - 0.9%
Automobiles - 0.1%
Ford Otomotiv Sanayi AS	126	3,839

Banks - 0.2%
Akbank TAS	4,982	4,397
Turkiye Is Bankasi AS, Class C	5,687	3,842
Yapi ve Kredi Bankasi AS	3,568	1,779

Total Banks		10,018

Chemicals - 0.0%
Hektas Ticaret TAS*	1,630	2,300

Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	715	5,539

Industrial Conglomerates - 0.3%
Enka Insaat ve Sanayi AS	2,937	4,483
KOC Holding AS	1,713	6,827
Turkiye Sise ve Cam Fabrikalari AS	2,087	4,601

Total Industrial Conglomerates		15,911

Oil, Gas & Consumable Fuels - 0.1%
Turkiye Petrol Rafinerileri AS	188	5,192

Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	1,893	3,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

Investments	Shares	Value
Total Turkey		$45,953

TOTAL COMMON STOCKS (Cost: $4,589,805)		5,115,135

RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 5/11/23* (Cost: $0)	6	16

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $4,589,805)		5,115,151
Other Assets less Liabilities - 0.9%		47,269

NET ASSETS - 100.0%		$5,162,420

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,115,135	$—	$—	$5,115,135
Rights	16	—	—	16

Total Investments in Securities	$5,115,151	$—	$—	$5,115,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 98.5%

Australia - 7.1%
ANZ Group Holdings Ltd.	4,201	$64,516
APA Group	2,564	17,378
Aristocrat Leisure Ltd.	716	17,839
BlueScope Steel Ltd.	1,320	17,814
Brambles Ltd.	6,259	56,298
Cochlear Ltd.	55	8,719
Computershare Ltd.	852	12,320
CSL Ltd.	223	43,059
Fortescue Metals Group Ltd.	2,435	36,678
National Australia Bank Ltd.(a)	3,968	73,668
Pilbara Minerals Ltd.	2,745	7,243
Qantas Airways Ltd.*	3,422	15,172
QBE Insurance Group Ltd.	4,078	39,849
Sonic Healthcare Ltd.	704	16,427
Telstra Group Ltd.	15,786	44,617
Transurban Group	5,294	50,384
Westpac Banking Corp.(a)	4,146	60,145

Total Australia		582,126

Belgium - 0.7%
Elia Group SA/NV	131	17,307
UCB SA	162	14,510
Umicore SA	729	24,719

Total Belgium		56,536

China - 0.3%
BOC Hong Kong Holdings Ltd.	5,000	15,573
Wilmar International Ltd.	3,400	10,766

Total China		26,339

Denmark - 3.7%
AP Moller - Maersk A/S, Class B	11	19,966
Chr Hansen Holding A/S	307	23,328
Demant A/S*	319	11,175
Genmab A/S*	24	9,062
Novo Nordisk A/S, Class B	1,363	215,844
Novozymes A/S, Class B	480	24,565

Total Denmark		303,940

Finland - 0.3%
Orion Oyj, Class B	496	22,196

France - 8.7%
Arkema SA	278	27,425
BioMerieux	128	13,489
Bouygues SA(a)	1,165	39,351
Danone SA	698	43,461
Edenred	937	55,522
EssilorLuxottica SA	182	32,824
Getlink SE	2,773	45,763
Ipsen SA	283	31,208
L’Oreal SA	147	65,680
La Francaise des Jeux SAEM(b)	920	38,372
Orange SA	4,870	57,947
Pernod Ricard SA	261	59,180
Sanofi	846	92,134
Sartorius Stedim Biotech	26	7,966
Sodexo SA	587	57,435
Wendel SE	426	45,056

Total France		712,813

Germany - 7.6%
Bayer AG, Registered Shares	687	43,828
Bayerische Motoren Werke AG	604	66,238
Beiersdorf AG	306	39,878
Carl Zeiss Meditec AG, Bearer Shares	64	8,900
Covestro AG(b)	557	23,075
Deutsche Post AG, Registered Shares	1,468	68,725
Evonik Industries AG	1,012	21,286
Fresenius SE & Co. KGaA	346	9,341
GEA Group AG	681	31,038
HeidelbergCement AG	607	44,356
Merck KGaA	243	45,291
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	248	86,894
SAP SE	977	123,193
Siemens Healthineers AG(b)	180	10,369

Total Germany		622,412

Hong Kong - 0.6%
MTR Corp. Ltd.	8,000	38,573
WH Group Ltd.(b)	14,500	8,645

Total Hong Kong		47,218

Ireland - 0.7%
CRH PLC	1,160	58,572

Israel - 0.3%
Check Point Software Technologies Ltd.*	178	23,140

Italy - 1.8%
Amplifon SpA	271	9,404
DiaSorin SpA	74	7,803
Poste Italiane SpA(b)	3,569	36,495
Recordati Industria Chimica e Farmaceutica SpA	170	7,196
Snam SpA	5,851	31,079
Terna - Rete Elettrica Nazionale	6,660	54,746

Total Italy		146,723

Japan - 23.7%
AGC, Inc.	700	25,904
Ajinomoto Co., Inc.(a)	1,500	51,912
Asahi Group Holdings Ltd.	700	25,898
Asahi Kasei Corp.	2,200	15,312
Astellas Pharma, Inc.	2,200	31,126
Canon, Inc.	1,700	37,752
Chiba Bank Ltd.(a)	1,400	8,994
Chugai Pharmaceutical Co. Ltd.	500	12,285
Dai Nippon Printing Co. Ltd.	1,200	33,406
Dai-ichi Life Holdings, Inc.	1,900	34,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2023

Investments	Shares	Value
Daiichi Sankyo Co. Ltd.	300	$10,869
Daiwa Securities Group, Inc.(a)	6,500	30,329
Eisai Co. Ltd.	200	11,277
Fast Retailing Co. Ltd.	300	65,099
Fuji Electric Co. Ltd.	600	23,443
Fujitsu Ltd.	400	53,603
Hirose Electric Co. Ltd.	100	12,976
Honda Motor Co. Ltd.	1,500	39,560
Ibiden Co. Ltd.(a)	700	27,665
Isuzu Motors Ltd.	700	8,305
Itochu Techno-Solutions Corp.	700	17,120
Japan Post Holdings Co. Ltd.	1,700	13,750
Kajima Corp.	1,100	13,208
Kao Corp.	500	19,412
KDDI Corp.	1,200	36,904
Kirin Holdings Co. Ltd.	1,000	15,749
Kobayashi Pharmaceutical Co. Ltd.	200	12,157
Kyowa Kirin Co. Ltd.	600	13,011
Mazda Motor Corp.	3,900	35,897
McDonald’s Holdings Co. Japan Ltd.	300	12,443
MEIJI Holdings Co. Ltd.	600	14,223
Mitsubishi Chemical Group Corp.	1,400	8,265
Mitsui Chemicals, Inc.(a)	800	20,497
Mizuho Financial Group, Inc.	2,700	38,099
MS&AD Insurance Group Holdings, Inc.	1,100	33,936
NEC Corp.	1,100	42,152
NGK Insulators Ltd.	900	11,848
Nippon Shinyaku Co. Ltd.	200	8,761
Nippon Telegraph & Telephone Corp.	2,000	59,539
Nissan Chemical Corp.	200	9,001
Nisshin Seifun Group, Inc.(a)	800	9,323
Nissin Foods Holdings Co. Ltd.	100	9,114
Nitto Denko Corp.	400	25,697
Nomura Holdings, Inc.	7,400	28,340
Nomura Research Institute Ltd.	1,300	29,938
Obayashi Corp.	4,000	30,446
Olympus Corp.	500	8,710
Ono Pharmaceutical Co. Ltd.	500	10,384
Oracle Corp.	100	7,161
Otsuka Holdings Co. Ltd.	100	3,158
Panasonic Holdings Corp.	2,100	18,651
Renesas Electronics Corp.*	1,000	14,377
SCSK Corp.	1,500	21,809
Secom Co. Ltd.	400	24,537
Seiko Epson Corp.(a)	1,300	18,373
Sekisui Chemical Co. Ltd.	2,000	28,191
Sekisui House Ltd.	1,600	32,435
SG Holdings Co. Ltd.	900	13,254
Shimizu Corp.(a)	1,100	6,199
Shin-Etsu Chemical Co. Ltd.	1,000	32,121
Shionogi & Co. Ltd.	200	8,982
Sompo Holdings, Inc.	700	27,623
SUMCO Corp.	800	11,908
Sumitomo Metal Mining Co. Ltd.	300	11,381
Sumitomo Mitsui Financial Group, Inc.(a)	1,300	51,750
Sumitomo Mitsui Trust Holdings, Inc.	700	23,884
Suntory Beverage & Food Ltd.	500	18,540
Sysmex Corp.	200	12,988
Taisei Corp.	500	15,384
Takeda Pharmaceutical Co. Ltd.	700	22,879
TDK Corp.	700	24,852
Terumo Corp.	300	8,056
TIS, Inc.	600	15,734
Tokio Marine Holdings, Inc.	2,400	45,930
Tokyo Electron Ltd.	600	72,312
Tokyo Gas Co. Ltd.	2,000	37,508
Toray Industries, Inc.	2,700	15,345
Toshiba Corp.	800	26,719
Tosoh Corp.	700	9,451
TOTO Ltd.(a)	900	29,890
Unicharm Corp.	300	12,265
USS Co. Ltd.	500	8,622
Yakult Honsha Co. Ltd.	200	14,471
Yamaha Motor Co. Ltd.	1,200	31,197
Yamato Holdings Co. Ltd.	500	8,524

Total Japan		1,934,862

Jordan - 0.1%
Hikma Pharmaceuticals PLC	438	9,071

Netherlands - 4.8%
ABN AMRO Bank NV, CVA(b)	2,478	39,360
Akzo Nobel NV	378	29,561
Argenx SE*	21	7,773
Heineken Holding NV	407	37,387
Heineken NV	392	42,189
JDE Peet’s NV	328	9,557
Koninklijke DSM NV	262	30,941
Koninklijke KPN NV	13,182	46,631
Koninklijke Philips NV	682	12,475
OCI NV	509	17,287
QIAGEN NV*	143	6,511
Randstad NV(a)	743	44,075
Wolters Kluwer NV	535	67,629

Total Netherlands		391,376

Norway - 0.8%
Norsk Hydro ASA	3,985	29,603
Telenor ASA	2,920	34,210

Total Norway		63,813

Singapore - 2.0%
DBS Group Holdings Ltd.	1,900	47,159
Genting Singapore Ltd.	40,900	34,453
Keppel Corp. Ltd.	8,400	35,570
Singapore Telecommunications Ltd.	23,300	43,111

Total Singapore		160,293

Spain - 5.6%
Acciona SA	226	45,351
Aena SME SA*(b)	232	37,531
Banco Bilbao Vizcaya Argentaria SA(a)	11,872	84,755
Corp. ACCIONA Energias Renovables SA	1,125	43,708
Enagas SA	2,157	41,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2023

Investments	Shares	Value
Iberdrola SA	7,361	$91,850
Industria de Diseno Textil SA	2,286	76,744
Red Electrica Corp. SA	1,967	34,620

Total Spain		456,038

Sweden - 1.7%
Essity AB, Class B(a)	992	28,355
Getinge AB, Class B	437	10,649
Svenska Cellulosa AB SCA, Class B(a)	1,903	25,041
Svenska Handelsbanken AB, Class A	4,278	37,064
Swedbank AB, Class A(a)	2,040	33,474
Swedish Orphan Biovitrum AB*	373	8,687

Total Sweden		143,270

Switzerland - 12.8%
ABB Ltd., Registered Shares	1,882	64,625
Alcon, Inc.	132	9,349
Clariant AG, Registered Shares*	1,260	20,840
Coca-Cola HBC AG*	1,277	34,942
Givaudan SA, Registered Shares	13	42,306
Holcim AG, Registered Shares*	557	35,912
Kuehne & Nagel International AG, Registered Shares	153	45,537
Lonza Group AG, Registered Shares	15	8,988
Nestle SA, Registered Shares	1,938	236,451
Novartis AG, Registered Shares	1,484	136,063
Roche Holding AG	408	116,543
Sika AG, Registered Shares	130	36,358
Sonova Holding AG, Registered Shares	64	18,817
STMicroelectronics NV	1,410	74,994
Swisscom AG, Registered Shares	87	55,540
Temenos AG, Registered Shares	435	30,132
Zurich Insurance Group AG	161	77,138

Total Switzerland		1,044,535

United Kingdom - 15.2%
Anglo American PLC	1,254	41,523
Antofagasta PLC	1,203	23,517
AstraZeneca PLC	879	122,074
Barratt Developments PLC	7,996	46,121
Bunzl PLC	1,123	42,447
CNH Industrial NV	3,454	52,836
Croda International PLC	318	25,549
Diageo PLC	1,904	85,081
HSBC Holdings PLC	15,707	106,757
Johnson Matthey PLC	1,125	27,591
Kingfisher PLC	13,269	42,854
London Stock Exchange Group PLC	584	56,814
National Grid PLC	4,740	64,263
Next PLC	452	36,729
Pearson PLC	3,881	40,520
Reckitt Benckiser Group PLC	653	49,720
RELX PLC	2,729	88,338
Smith & Nephew PLC	751	10,419
SSE PLC	2,236	49,847
Standard Chartered PLC	6,344	48,178
Taylor Wimpey PLC	29,588	43,517
Unilever PLC	2,222	115,116
Whitbread PLC	652	24,080

Total United Kingdom		1,243,891

TOTAL COMMON STOCKS (Cost: $7,360,440)		8,049,164

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA	436	34,134
Sartorius AG	19	7,989

TOTAL PREFERRED STOCKS (Cost: $40,407)		42,123

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c) (Cost: $395,443)	395,443	395,443

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $7,796,290)		8,486,730
Other Assets less Liabilities - (3.8)%		(313,708)

NET ASSETS - 100.0%		$8,173,022

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $563,871 and the total market value of the collateral held by the Fund was $594,823. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $199,380.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	4/3/2023	600	AUD	53,571	JPY	$—	$(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,049,164	$—	$—	$8,049,164
Preferred Stocks	42,123	—	—	42,123
Investment of Cash Collateral for Securities Loaned	—	395,443	—	395,443

Total Investments in Securities	$8,091,287	$395,443	$—	$8,486,730

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1)	$—	$(1)

Total - Net	$8,091,287	$395,442	$—	$8,486,729

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 98.2%

Canada - 0.1%
Barrick North America Finance LLC
5.75%, 5/1/43	$8,000	$8,504

Germany - 1.0%
Deutsche Bank AG
4.10%, 1/13/26	100,000	91,434

Switzerland - 0.2%
Novartis Capital Corp.
3.00%, 11/20/25	17,000	16,529

United Kingdom - 1.4%
BAT Capital Corp.
4.70%, 4/2/27	36,000	35,360
2.26%, 3/25/28	21,000	18,059
4.39%, 8/15/37	6,000	4,904
4.54%, 8/15/47	24,000	17,860
4.76%, 9/6/49	7,000	5,377
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	5,000	5,895
RELX Capital, Inc.
4.00%, 3/18/29	5,000	4,830
Reynolds American, Inc.
5.85%, 8/15/45	30,000	27,064

Total United Kingdom		119,349

United States - 95.5%
3M Co.
3.38%, 3/1/29	7,000	6,611
3.13%, 9/19/46	9,000	6,526
Abbott Laboratories
2.95%, 3/15/25	15,000	14,662
AbbVie, Inc.
2.60%, 11/21/24	9,000	8,686
3.80%, 3/15/25	53,000	52,155
3.60%, 5/14/25	13,000	12,755
4.25%, 11/14/28	54,000	53,733
3.20%, 11/21/29	7,000	6,500
4.50%, 5/14/35	14,000	13,580
4.88%, 11/14/48	8,000	7,708
4.25%, 11/21/49	10,000	8,834
Aetna, Inc.
6.63%, 6/15/36	6,000	6,676
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	20,000	18,940
1.88%, 2/1/33	12,000	8,994
Allstate Corp.
3.85%, 8/10/49	11,000	8,906
Ally Financial, Inc.
7.10%, 11/15/27	77,000	78,314
2.20%, 11/2/28	6,000	4,784
Altria Group, Inc.
4.80%, 2/14/29	18,000	17,906
5.80%, 2/14/39	19,000	18,599
5.95%, 2/14/49	20,000	18,980
Amazon.com, Inc.
4.25%, 8/22/57	7,000	6,396
2.70%, 6/3/60	9,000	5,916
Amcor Finance USA, Inc.
3.63%, 4/28/26	6,000	5,802
Ameren Corp.
3.50%, 1/15/31	14,000	12,737
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J(a)	9,000	8,800
American Express Co.
3.63%, 12/5/24	9,000	8,790
American Honda Finance Corp.
1.30%, 9/9/26	49,000	44,037
American International Group, Inc.
2.50%, 6/30/25	16,000	15,156
4.38%, 6/30/50	10,000	8,560
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,999
AmerisourceBergen Corp.
2.80%, 5/15/30	15,000	13,193
Amgen, Inc.
4.66%, 6/15/51	70,000	63,859
Amphenol Corp.
2.80%, 2/15/30	20,000	18,034
Aon Corp. / Aon Global Holdings PLC
2.05%, 8/23/31	11,000	8,909
Apple, Inc.
1.65%, 2/8/31	6,000	5,025
3.85%, 5/4/43	7,000	6,387
4.65%, 2/23/46	9,000	9,044
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,815
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,226
AutoNation, Inc.
3.50%, 11/15/24	21,000	20,332
AutoZone, Inc.
1.65%, 1/15/31	15,000	11,965
Bank of America Corp.
4.20%, 8/26/24	9,000	8,864
4.45%, 3/3/26	24,000	23,529
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	32,000	28,704
3.25%, 10/21/27	10,000	9,429
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)(c)	38,000	35,357
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(b)(c)	158,000	140,505
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)(c)	27,000	22,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

Investments	Principal Amount	Value
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	$140,000	$118,667
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	69,000	55,406
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	10,000	9,521
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(a)(b)	2,000	1,977
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	7,000	6,021
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,300
3.30%, 8/23/29	20,000	18,470
Becton Dickinson & Co.
3.79%, 5/20/50	25,000	20,334
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	15,000	16,584
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	4,210
Biogen, Inc.
3.15%, 5/1/50	13,000	9,095
Booking Holdings, Inc.
3.55%, 3/15/28	5,000	4,805
BorgWarner, Inc.
4.38%, 3/15/45	9,000	7,376
Boston Scientific Corp.
4.70%, 3/1/49	10,000	9,531
Brighthouse Financial, Inc.
5.63%, 5/15/30(a)	9,000	8,702
4.70%, 6/22/47	6,000	4,387
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	11,000	10,640
Broadcom, Inc.
2.45%, 2/15/31(d)	26,000	21,305
4.30%, 11/15/32	18,000	16,561
3.42%, 4/15/33(d)	116,000	97,153
3.47%, 4/15/34(d)	21,000	17,270
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	136,000	130,470
Brown & Brown, Inc.
4.20%, 3/17/32	11,000	9,940
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	6,000	6,056
5.40%, 6/1/41	25,000	26,118
Campbell Soup Co.
2.38%, 4/24/30(a)	20,000	17,174
Capital One Financial Corp.
3.75%, 7/28/26	42,000	38,347
3.80%, 1/31/28	17,000	15,595
Carrier Global Corp.
3.38%, 4/5/40	17,000	13,530
Celanese U.S. Holdings LLC
5.90%, 7/5/24	10,000	10,008
6.05%, 3/15/25	15,000	15,100
6.17%, 7/15/27	10,000	10,117
CF Industries, Inc.
4.95%, 6/1/43	10,000	8,613
Charles Schwab Corp.
1.15%, 5/13/26	132,000	115,957
Chubb Corp.
6.50%, 5/15/38, Series 1	7,000	8,106
Cigna Group
4.50%, 2/25/26	62,000	61,722
4.38%, 10/15/28	14,000	13,797
5.40%, 3/15/33	20,000	20,779
4.90%, 12/15/48	10,000	9,425
3.40%, 3/15/51	12,000	8,851
Cisco Systems, Inc. 5.50%, 1/15/40	6,000	6,563
Citigroup, Inc.
5.50%, 9/13/25	21,000	20,986
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	45,000	43,057
4.30%, 11/20/26	17,000	16,499
4.45%, 9/29/27	21,000	20,381
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(b)	12,000	11,494
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(b)	37,000	35,309
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	27,000	25,705
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	22,000	18,262
6.63%, 6/15/32	19,000	20,385
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	27,000	22,971
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(b)	49,000	43,974
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(b)	25,000	27,058
Citizens Financial Group, Inc.
3.25%, 4/30/30	108,000	89,576
Clorox Co.
4.60%, 5/1/32	9,000	8,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

Investments	Principal Amount	Value
CNA Financial Corp.
4.50%, 3/1/26	$9,000	$8,942
Coca-Cola Co.
2.25%, 1/5/32(a)	5,000	4,351
3.00%, 3/5/51	16,000	12,440
Comcast Corp.
3.38%, 8/15/25	45,000	44,013
3.15%, 2/15/28	47,000	44,628
4.15%, 10/15/28	9,000	8,909
4.25%, 10/15/30	12,000	11,764
1.50%, 2/15/31	51,000	40,970
4.25%, 1/15/33	21,000	20,495
2.94%, 11/1/56	35,000	23,350
Commonwealth Edison Co.
3.65%, 6/15/46	30,000	23,799
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,877
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	27,703
ConocoPhillips
4.03%, 3/15/62	11,000	8,977
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	17,000	19,726
4.50%, 5/15/58	21,000	18,231
3.60%, 6/15/61	6,000	4,557
Continental Resources, Inc.
4.38%, 1/15/28	40,000	37,756
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875 fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereaafter)(a)(b)(d)	27,000	23,823
Corning, Inc.
5.45%, 11/15/79	11,000	10,148
CSX Corp.
6.00%, 10/1/36	7,000	7,579
4.25%, 11/1/66	8,000	6,671
CubeSmart LP
2.50%, 2/15/32	11,000	8,869
CVS Health Corp.
3.38%, 8/12/24	8,000	7,844
3.88%, 7/20/25	22,000	21,614
4.30%, 3/25/28	9,000	8,844
4.78%, 3/25/38	88,000	84,029
5.13%, 7/20/45	7,000	6,646
5.05%, 3/25/48	14,000	13,115
Dell International LLC / EMC Corp.
6.02%, 6/15/26	24,000	24,654
5.30%, 10/1/29	14,000	14,097
3.38%, 12/15/41(d)	8,000	5,607
Devon Energy Corp.
4.50%, 1/15/30	47,000	44,993
Diamondback Energy, Inc.
6.25%, 3/15/33	25,000	26,475
4.25%, 3/15/52	6,000	4,712
Discover Financial Services
3.95%, 11/6/24	17,000	16,224
Dollar General Corp.
3.88%, 4/15/27	45,000	44,032
Dow Chemical Co.
2.10%, 11/15/30(a)	29,000	24,275
DTE Electric Co.
3.00%, 3/1/32, Series A	10,000	8,803
Duke Energy Carolinas LLC
6.05%, 4/15/38	10,000	10,987
Duke Energy Corp.
2.65%, 9/1/26	15,000	14,063
Duke Energy Florida LLC
4.20%, 7/15/48	7,000	6,145
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	46,098
4.00%, 4/1/52	10,000	8,338
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,477
eBay, Inc.
4.00%, 7/15/42	17,000	14,053
Elevance Health, Inc.
3.65%, 12/1/27	17,000	16,434
4.65%, 1/15/43	8,000	7,512
4.55%, 5/15/52	10,000	9,041
5.13%, 2/15/53	18,000	17,953
Energy Transfer LP
6.63%, 10/15/36	20,000	21,077
Enterprise Products Operating LLC
2.80%, 1/31/30	21,000	18,691
4.85%, 3/15/44	19,000	17,722
4.80%, 2/1/49	20,000	18,421
4.20%, 1/31/50	22,000	18,686
3.95%, 1/31/60	10,000	7,778
ERP Operating LP
1.85%, 8/1/31	22,000	17,650
Essential Utilities, Inc.
4.28%, 5/1/49	11,000	9,219
Essex Portfolio LP
2.65%, 3/15/32	10,000	8,182
Evergy, Inc.
2.90%, 9/15/29	7,000	6,294
Exelon Corp.
4.45%, 4/15/46	7,000	6,060
4.10%, 3/15/52	5,000	4,133
Extra Space Storage LP
2.35%, 3/15/32	17,000	13,403
Exxon Mobil Corp.
2.02%, 8/16/24	6,000	5,807
2.71%, 3/6/25	9,000	8,743
4.33%, 3/19/50	19,000	17,645
3.45%, 4/15/51	6,000	4,803
FedEx Corp.
4.20%, 10/17/28	19,000	18,708
Fifth Third Bancorp
8.25%, 3/1/38	7,000	7,982
Fiserv, Inc.
2.75%, 7/1/24	19,000	18,445
Flex Ltd.
4.75%, 6/15/25	10,000	9,851
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	10,000	9,011
Fox Corp.
3.50%, 4/8/30(a)	31,000	28,329
General Dynamics Corp.
4.25%, 4/1/40	10,000	9,457
General Electric Co.
6.88%, 1/10/39, Series A	10,000	11,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

Investments	Principal Amount	Value
General Mills, Inc.
4.00%, 4/17/25	$12,000	$11,859
4.20%, 4/17/28	9,000	8,919
Georgia Power Co.
2.20%, 9/15/24, Series A	24,000	23,063
5.13%, 5/15/52	9,000	8,844
Gilead Sciences, Inc.
4.60%, 9/1/35	10,000	9,921
4.80%, 4/1/44	10,000	9,704
4.50%, 2/1/45	5,000	4,667
4.15%, 3/1/47	46,000	40,482
Global Payments, Inc.
2.90%, 5/15/30	18,000	15,279
Goldman Sachs Group, Inc.
3.50%, 4/1/25	45,000	43,718
1.54%, 9/10/27, (1.542% fixed rate until 9/10/27; Secured Overnight Financing Rate + 0.818% thereafter)(b)	50,000	44,034
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)(c)	46,000	43,949
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	53,000	45,459
6.75%, 10/1/37	40,000	43,420
Hartford Financial Services Group, Inc.
6.10%, 10/1/41	7,000	7,352
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,439
HCA, Inc.
4.50%, 2/15/27	9,000	8,806
4.13%, 6/15/29	140,000	131,575
5.25%, 6/15/49	16,000	14,451
Healthpeak OP LLC
3.50%, 7/15/29	16,000	14,653
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,925
4.40%, 3/15/45	8,000	7,445
4.50%, 12/6/48	9,000	8,489
Honeywell International, Inc.
5.70%, 3/15/37	17,000	18,881
HP, Inc.
2.65%, 6/17/31	22,000	17,965
6.00%, 9/15/41(a)	12,000	12,318
Humana, Inc.
3.13%, 8/15/29	15,000	13,605
Huntington Bancshares, Inc.
2.55%, 2/4/30	10,000	7,946
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	40,000	35,526
Intel Corp.
2.00%, 8/12/31(a)	6,000	4,941
4.75%, 3/25/50	34,000	31,235
4.90%, 8/5/52	30,000	27,996
4.95%, 3/25/60(a)	8,000	7,476
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	14,892
3.00%, 6/15/50	13,000	9,192
International Business Machines Corp.
3.50%, 5/15/29	175,000	164,498
International Paper Co.
5.00%, 9/15/35	11,000	10,790
4.80%, 6/15/44	3,000	2,759
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	11,000	10,792
J.M. Smucker Co.
4.25%, 3/15/35	7,000	6,602
Jabil, Inc.
3.00%, 1/15/31	10,000	8,441
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 12/1/52(d)	20,000	19,196
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	24,657
Johnson & Johnson
4.38%, 12/5/33	6,000	6,187
Johnson Controls International PLC
3.90%, 2/14/26	22,000	21,503
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	171,000	167,920
3.63%, 12/1/27	25,000	23,942
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	23,000	22,486
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	127,000	123,715
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(b)	23,000	22,381
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(b)	26,000	21,916
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(a)(b)	3,000	2,986
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	80,000	81,670
6.40%, 5/15/38	11,000	12,558
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(b)	12,000	8,432
4.85%, 2/1/44	6,000	5,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

Investments	Principal Amount	Value
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)(c)	$8,000	$6,643
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(b)	10,000	7,106
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(b)	11,000	8,109
Kansas City Southern
4.70%, 5/1/48	7,000	6,435
Kellogg Co.
4.50%, 4/1/46	10,000	9,276
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	7,000	6,643
4.50%, 4/15/52	21,000	18,735
KeyCorp
2.55%, 10/1/29	10,000	8,031
Kilroy Realty LP
4.38%, 10/1/25	17,000	15,470
Kimberly-Clark Corp.
2.88%, 2/7/50(a)	7,000	5,177
Kimco Realty OP LLC
2.80%, 10/1/26	22,000	20,272
KLA Corp.
3.30%, 3/1/50	7,000	5,361
Kraft Heinz Foods Co.
6.50%, 2/9/40	62,000	68,178
4.38%, 6/1/46	10,000	8,720
Kroger Co.
5.15%, 8/1/43	2,000	1,913
4.45%, 2/1/47	8,000	7,064
L3Harris Technologies, Inc.
5.05%, 4/27/45	5,000	4,771
Laboratory Corp. of America Holdings
1.55%, 6/1/26	6,000	5,372
Lam Research Corp.
3.80%, 3/15/25	4,000	3,937
Lear Corp.
3.50%, 5/30/30	10,000	8,827
Leidos, Inc.
4.38%, 5/15/30	10,000	9,425
Life Storage LP
2.40%, 10/15/31	11,000	8,909
Lincoln National Corp.
3.80%, 3/1/28	13,000	11,781
Lockheed Martin Corp.
4.50%, 5/15/36	10,000	9,914
Lowe’s Cos., Inc.
4.05%, 5/3/47	28,000	22,747
4.45%, 4/1/62	20,000	16,397
LYB International Finance III LLC
4.20%, 5/1/50	10,000	7,850
Magellan Midstream Partners LP
5.15%, 10/15/43	48,000	43,605
Marathon Petroleum Corp.
6.50%, 3/1/41	17,000	18,146
Markel Corp.
5.00%, 5/20/49	10,000	9,232
Marriott International, Inc.
5.75%, 5/1/25, Series EE	152,000	154,254
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	6,000	4,117
Martin Marietta Materials, Inc.
2.40%, 7/15/31	73,000	60,066
McDonald’s Corp.
6.30%, 3/1/38, Series I	8,000	9,131
4.60%, 5/26/45	5,000	4,652
Merck & Co., Inc.
4.00%, 3/7/49	6,000	5,410
MetLife, Inc.
4.60%, 5/13/46	16,000	14,337
Microchip Technology, Inc.
0.98%, 9/1/24	10,000	9,438
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,067
5.88%, 2/9/33	18,000	18,214
Microsoft Corp.
2.92%, 3/17/52	12,000	9,108
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	4,060
Mondelez International, Inc.
2.75%, 4/13/30	9,000	8,000
Moody’s Corp.
5.25%, 7/15/44	10,000	9,925
Morgan Stanley
5.00%, 11/24/25	24,000	23,909
3.95%, 4/23/27	156,000	150,849
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)(c)	21,000	20,231
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	23,000	18,558
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	27,000	22,902
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(b)	54,000	59,104
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	19,000	17,966
Mosaic Co.
5.45%, 11/15/33	10,000	10,071
Motorola Solutions, Inc.
4.60%, 5/23/29	11,000	10,764
Newmont Corp.
2.25%, 10/1/30	126,000	105,952
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	17,000	16,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

Investments	Principal Amount	Value
2.25%, 6/1/30	$7,000	$5,925
3.00%, 1/15/52	13,000	8,796
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(b)(c)	6,000	5,081
NIKE, Inc.
3.38%, 11/1/46	23,000	18,902
Norfolk Southern Corp.
3.70%, 3/15/53	28,000	21,629
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	4,363
5.25%, 5/1/50	8,000	8,302
Nucor Corp.
2.70%, 6/1/30	15,000	13,186
O’Reilly Automotive, Inc.
3.60%, 9/1/27	6,000	5,800
Old Republic International Corp.
3.88%, 8/26/26	23,000	22,058
Omnicom Group, Inc.
4.20%, 6/1/30	135,000	129,932
Oracle Corp.
2.65%, 7/15/26	25,000	23,384
3.25%, 11/15/27	28,000	26,350
2.88%, 3/25/31	41,000	35,100
6.25%, 11/9/32	25,000	26,874
4.30%, 7/8/34	3,000	2,743
3.85%, 7/15/36	10,000	8,520
5.38%, 7/15/40	22,000	21,091
6.90%, 11/9/52	32,000	35,936
4.38%, 5/15/55	14,000	11,102
3.85%, 4/1/60	51,000	35,630
4.10%, 3/25/61	18,000	13,233
Otis Worldwide Corp.
3.11%, 2/15/40	31,000	24,108
Owens Corning
4.30%, 7/15/47	7,000	5,797
PacifiCorp
6.00%, 1/15/39	36,000	39,277
Paramount Global
7.88%, 7/30/30	29,000	32,107
Parker-Hannifin Corp.
4.45%, 11/21/44	6,000	5,585
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,070
2.75%, 10/21/51	6,000	4,423
PerkinElmer, Inc.
0.85%, 9/15/24	18,000	16,881
Pfizer, Inc.
4.10%, 9/15/38	11,000	10,340
Philip Morris International, Inc.
2.75%, 2/25/26	15,000	14,229
3.13%, 8/17/27(a)	10,000	9,488
3.13%, 3/2/28	8,000	7,486
3.88%, 8/21/42	54,000	42,891
Phillips 66
3.55%, 10/1/26(d)	14,000	13,381
5.88%, 5/1/42	9,000	9,607
Pinnacle West Capital Corp.
1.30%, 6/15/25	5,000	4,599
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	54,723
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	9,442
Progress Energy, Inc.
7.75%, 3/1/31	8,000	9,276
Prologis LP
2.25%, 1/15/32	22,000	18,090
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)(c)	103,000	96,488
3.70%, 3/13/51	11,000	8,377
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	9,000	8,350
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	15,000	13,744
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	8,992
Quanta Services, Inc.
2.35%, 1/15/32	6,000	4,764
Quest Diagnostics, Inc.
2.95%, 6/30/30	6,000	5,374
Raytheon Technologies Corp.
1.90%, 9/1/31	8,000	6,535
4.15%, 5/15/45	56,000	49,136
4.63%, 11/16/48	12,000	11,457
Republic Services, Inc.
2.90%, 7/1/26	21,000	20,102
Roper Technologies, Inc.
4.20%, 9/15/28	12,000	11,827
Royalty Pharma PLC
3.55%, 9/2/50	10,000	6,894
S&P Global, Inc.
2.30%, 8/15/60	7,000	4,060
Salesforce, Inc.
2.90%, 7/15/51	25,000	17,779
Sempra Energy
6.00%, 10/15/39	46,000	48,587
Sherwin-Williams Co.
3.80%, 8/15/49	7,000	5,464
Southern Co.
4.25%, 7/1/36	36,000	33,123
4.40%, 7/1/46	13,000	11,361
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	7,000	7,076
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	9,059
Stanley Black & Decker, Inc.
4.25%, 11/15/28	14,000	13,530
Starbucks Corp.
4.00%, 11/15/28	9,000	8,802
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	10,000	8,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

Investments	Principal Amount	Value
Steel Dynamics, Inc.
5.00%, 12/15/26	$132,000	$131,930
SVB Financial Group
1.80%, 2/2/31(e)	29,000	16,589
Synchrony Financial
3.95%, 12/1/27	15,000	12,829
Target Corp.
2.50%, 4/15/26	6,000	5,771
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	29,121
Teledyne Technologies, Inc.
1.60%, 4/1/26	9,000	8,213
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	26,421
Travelers Cos., Inc.
6.75%, 6/20/36	6,000	7,003
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	13,000	10,885
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,923
U.S. Bancorp
3.00%, 7/30/29	13,000	11,346
Union Pacific Corp.
3.84%, 3/20/60	7,000	5,664
2.97%, 9/16/62	6,000	3,997
3.80%, 4/6/71	21,000	16,294
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	34,261
UnitedHealth Group, Inc.
3.75%, 7/15/25	12,000	11,871
3.38%, 4/15/27	134,000	129,142
4.63%, 7/15/35	26,000	26,152
3.50%, 8/15/39	8,000	6,831
Valero Energy Corp.
6.63%, 6/15/37	12,000	13,137
Valero Energy Partners LP
4.50%, 3/15/28	23,000	22,736
Verizon Communications, Inc.
4.33%, 9/21/28	8,000	7,902
4.02%, 12/3/29	8,000	7,666
4.50%, 8/10/33	11,000	10,637
4.40%, 11/1/34	25,000	23,769
4.81%, 3/15/39	12,000	11,505
3.85%, 11/1/42	9,000	7,523
4.00%, 3/22/50	8,000	6,660
2.99%, 10/30/56	62,000	40,393
3.00%, 11/20/60	44,000	28,323
3.70%, 3/22/61	10,000	7,491
VMware, Inc.
1.40%, 8/15/26	25,000	22,118
Walmart, Inc.
4.00%, 4/11/43	15,000	13,864
WEC Energy Group, Inc.
1.80%, 10/15/30	12,000	9,749
Wells Fargo & Co.
3.00%, 2/19/25	20,000	19,265
3.55%, 9/29/25	19,000	18,294
4.30%, 7/22/27	23,000	22,327
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	31,000	26,910
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)(b)	14,000	13,665
4.90%, 11/17/45	19,000	16,994
Westlake Corp.
3.38%, 8/15/61	7,000	4,346
Weyerhaeuser Co.
7.38%, 3/15/32	9,000	10,339
Willis North America, Inc.
3.88%, 9/15/49	6,000	4,499
WRKCo, Inc.
4.20%, 6/1/32(a)	10,000	9,260
Wyeth LLC
6.50%, 2/1/34	5,000	5,783
Xcel Energy, Inc.
3.30%, 6/1/25	20,000	19,372
Xylem, Inc.
4.38%, 11/1/46	5,000	4,406
Zoetis, Inc.
3.00%, 9/12/27	8,000	7,580

Total United States		8,479,806

TOTAL CORPORATE BONDS (Cost: $9,306,663)		8,715,622

U.S. GOVERNMENT OBLIGATIONS - 0.6%

U.S. Treasury Bonds - 0.4%
3.38%, 8/15/42	34,000	31,944
3.00%, 8/15/52	7,000	6,153
4.00%, 11/15/52	1,200	1,274

Total U.S. Treasury Bonds		39,371

U.S. Treasury Notes - 0.2%
3.13%, 8/31/29	7,000	6,815
3.88%, 9/30/29	8,000	8,134
2.75%, 8/15/32	2,000	1,883
4.13%, 11/15/32	600	631
3.50%, 2/15/33	200	200

Total U.S. Treasury Notes		17,663

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $54,590)		57,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(f) (Cost: $141,198)	141,198	$141,198

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $9,502,451)		8,913,854
Other Assets less Liabilities - (0.4)%		(34,261)

NET ASSETS - 100.0%		$8,879,593

(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $157,270 and the total market value of the collateral held by the Fund was $162,349. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,151.

(b)	Rate shown reflects the accrual rate as of March 31, 2023 on securities with variable or step rates.

(c)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Effective March 10, 2023, the issuer of this security has been placed under receivership and the Federal Deposit Insurance Corporation, appointed as receiver, has taken over the issuer’s operations.

(f)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$8,715,622	$—	$8,715,622
U.S. Government Obligations	—	57,034	—	57,034
Investment of Cash Collateral for Securities Loaned	—	141,198	—	141,198

Total Investments in Securities	$—	$8,913,854	$—	$8,913,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 97.6%

Canada - 0.6%
1375209 BC Ltd.
9.00%, 1/30/28(a)	$151,999	$150,867
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	340,000	292,050
4.13%, 12/1/31(a)	413,000	341,051
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	467,000	411,436

Total Canada		1,195,404

Germany - 0.9%
Deutsche Bank AG
5.88%, 7/8/31, (5.882% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.438% thereafter)(b)	695,000	604,733
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(b)	210,000	157,301
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(b)	1,577,000	1,147,425

Total Germany		1,909,459

United States - 96.1%
ACCO Brands Corp.
4.25%, 3/15/29(a)	449,000	388,147
AdaptHealth LLC
4.63%, 8/1/29(a)	822,000	687,488
ADT Security Corp.
4.88%, 7/15/32(a)	953,000	834,228
AECOM
5.13%, 3/15/27	269,000	264,255
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 3/15/29(a)	991,000	865,242
4.88%, 2/15/30(a)	1,064,000	994,329
Allison Transmission, Inc.
5.88%, 6/1/29(a)	746,000	727,149
AMC Networks, Inc.
4.75%, 8/1/25	377,000	332,963
4.25%, 2/15/29	1,324,000	814,101
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(c)	280,000	237,101
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	200,000	193,434
5.88%, 8/20/26	300,000	286,872
5.75%, 5/20/27	1,048,000	985,445
Amkor Technology, Inc.
6.63%, 9/15/27(a)	191,000	191,619
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	992,000	955,425
Antero Resources Corp.
7.63%, 2/1/29(a)	546,000	559,104
Apache Corp.
5.10%, 9/1/40	404,000	342,851
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	370,000	260,654
APX Group, Inc.
5.75%, 7/15/29(a)	571,000	512,952
Aramark Services, Inc.
6.38%, 5/1/25(a)	275,000	277,043
5.00%, 2/1/28(a)(c)	256,000	242,578
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	500,000	491,045
6.25%, 4/1/28(a)	547,000	525,497
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	250,000	223,923
5.00%, 2/15/32(a)	523,000	458,880
ASGN, Inc.
4.63%, 5/15/28(a)	382,000	356,731
Audacy Capital Corp.
6.75%, 3/31/29(a)	546,000	41,103
Avantor Funding, Inc.
4.63%, 7/15/28(a)	648,000	615,781
3.88%, 11/1/29(a)	110,000	98,584
Avient Corp.
5.75%, 5/15/25(a)	150,000	149,405
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	409,000	354,746
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)(c)	200,000	190,628
B&G Foods, Inc.
5.25%, 4/1/25	448,000	417,384
5.25%, 9/15/27	426,000	367,301
Ball Corp.
4.00%, 11/15/23	124,000	122,908
5.25%, 7/1/25	347,000	347,479
2.88%, 8/15/30	330,000	277,071
Bath & Body Works, Inc.
5.25%, 2/1/28	81,000	77,648
6.63%, 10/1/30(a)	150,000	146,279
6.75%, 7/1/36	392,000	350,766
Berry Global, Inc.
4.50%, 2/15/26(a)	232,000	226,961
5.63%, 7/15/27(a)	9,000	8,875
Big River Steel LLC / BRS Finance Corp.
6.63%, 1/31/29(a)	410,000	411,066
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	285,000	259,296
Block, Inc.
3.50%, 6/1/31	25,000	20,541
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	295,000	269,480
Boyd Gaming Corp.
4.75%, 12/1/27	400,000	384,132
4.75%, 6/15/31(a)	331,000	301,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Principal Amount	Value
Brink’s Co.
4.63%, 10/15/27(a)	$50,000	$47,304
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/26(a)	678,000	606,769
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	243,000	227,154
4.25%, 2/1/32(a)	412,000	356,808
6.38%, 6/15/32(a)	600,000	602,790
Cable One, Inc.
4.00%, 11/15/30(a)(c)	491,000	406,278
California Resources Corp.
7.13%, 2/1/26(a)	540,000	546,626
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	1,000	883
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	149,000	140,894
5.00%, 2/1/28(a)	709,000	654,591
5.38%, 6/1/29(a)	192,000	176,504
4.75%, 3/1/30(a)	950,000	824,201
4.50%, 8/15/30(a)	1,020,000	860,931
4.25%, 2/1/31(a)	10,000	8,207
4.50%, 5/1/32	213,000	174,277
CDI Escrow Issuer, Inc.
5.75%, 4/1/30(a)	521,000	499,170
CDW LLC / CDW Finance Corp.
4.25%, 4/1/28	485,000	455,260
3.25%, 2/15/29	1,140,000	1,004,762
Centene Corp.
4.63%, 12/15/29	932,000	878,261
3.00%, 10/15/30	1,477,000	1,247,459
2.50%, 3/1/31	1,303,000	1,055,821
Central Garden & Pet Co.
4.13%, 10/15/30	430,000	380,335
CF Industries, Inc.
5.15%, 3/15/34	1,000	960
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	335,000	313,761
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 4/1/51	1,823,000	1,171,624
Chemours Co.
5.38%, 5/15/27	388,000	360,114
4.63%, 11/15/29(a)	344,000	286,758
Cheniere Energy Partners LP
4.50%, 10/1/29	300,000	280,317
4.00%, 3/1/31	500,000	445,570
Cheniere Energy, Inc.
4.63%, 10/15/28	352,000	333,647
Chesapeake Energy Corp.
6.75%, 4/15/29(a)	410,000	407,315
CHS / Community Health Systems, Inc.
8.00%, 3/15/26(a)	458,000	443,257
5.63%, 3/15/27(a)	500,000	434,430
8.00%, 12/15/27(a)	476,000	461,772
6.00%, 1/15/29(a)	471,000	396,799
6.88%, 4/15/29(a)	898,000	557,011
6.13%, 4/1/30(a)	250,000	150,968
5.25%, 5/15/30(a)	950,000	742,482
4.75%, 2/15/31(a)	1,891,000	1,401,155
Churchill Downs, Inc.
5.50%, 4/1/27(a)	430,000	421,400
Cinemark USA, Inc.
5.25%, 7/15/28(a)	633,000	550,077
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a)(c)	753,000	681,322
Clean Harbors, Inc.
4.88%, 7/15/27(a)	167,000	162,738
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)(c)	498,000	374,172
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	379,000	362,161
3.75%, 2/15/31(a)	201,000	173,487
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a)	176,000	179,200
4.63%, 3/1/29(a)(c)	398,000	368,687
4.88%, 3/1/31(a)(c)	31,000	28,437
CNX Resources Corp.
7.25%, 3/14/27(a)	420,000	423,368
Coherent Corp.
5.00%, 12/15/29(a)(c)	688,000	624,855
Coinbase Global, Inc.
3.63%, 10/1/31(a)	1,088,000	613,262
CommScope Technologies LLC
6.00%, 6/15/25(a)(c)	680,000	643,980
5.00%, 3/15/27(a)	877,000	641,929
CommScope, Inc.
6.00%, 3/1/26(a)	1,224,000	1,182,335
8.25%, 3/1/27(a)	591,000	484,809
7.13%, 7/1/28(a)(c)	696,000	514,086
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	353,000	338,982
Comstock Resources, Inc.
5.88%, 1/15/30(a)	1,260,000	1,087,531
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	545,000	435,580
CoreCivic, Inc.
8.25%, 4/15/26(c)	422,000	427,828
Coty, Inc.
5.00%, 4/15/26(a)	300,000	290,859
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	440,000	395,943
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	596,000	585,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Principal Amount	Value
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 2/1/26	$50,000	$48,999
CSC Holdings LLC
5.50%, 4/15/27(a)	653,000	550,694
5.38%, 2/1/28(a)(c)	1,394,000	1,147,220
7.50%, 4/1/28(a)	850,000	543,235
6.50%, 2/1/29(a)	500,000	421,400
5.75%, 1/15/30(a)	786,000	398,361
4.13%, 12/1/30(a)	818,000	588,903
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	625,000	250,394
CVR Partners LP / CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	492,000	436,876
DaVita, Inc.
4.63%, 6/1/30(a)	1,621,000	1,385,144
3.75%, 2/15/31(a)	1,268,000	1,000,668
Delta Air Lines, Inc.
3.80%, 4/19/23	59,000	58,965
3.75%, 10/28/29	248,000	220,246
DISH DBS Corp.
5.88%, 11/15/24	824,000	736,631
7.75%, 7/1/26	2,237,000	1,479,261
5.13%, 6/1/29	2,322,000	1,232,634
DT Midstream, Inc.
4.38%, 6/15/31(a)	955,000	832,445
Dycom Industries, Inc.
4.50%, 4/15/29(a)	318,000	287,014
Earthstone Energy Holdings LLC
8.00%, 4/15/27(a)	420,000	414,040
Edgewell Personal Care Co.
4.13%, 4/1/29(a)	680,000	606,159
Elanco Animal Health, Inc.
6.65%, 8/28/28(c)	700,000	661,794
Element Solutions, Inc.
3.88%, 9/1/28(a)	391,000	343,329
Enact Holdings, Inc.
6.50%, 8/15/25(a)	365,000	356,218
Encompass Health Corp.
4.50%, 2/1/28	907,000	846,331
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	297,000	269,290
4.38%, 3/31/29(a)	615,000	541,311
EnLink Midstream LLC
5.63%, 1/15/28(a)	234,000	232,105
EQM Midstream Partners LP
6.00%, 7/1/25(a)	338,000	334,637
6.50%, 7/1/27(a)	498,000	482,876
5.50%, 7/15/28	1,188,000	1,079,512
4.75%, 1/15/31(a)	812,000	674,926
6.50%, 7/15/48	182,000	140,642
EQT Corp.
7.00%, 2/1/30	290,000	305,338
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	547,000	468,894
Fluor Corp.
4.25%, 9/15/28	1,000	923
Ford Motor Co.
4.35%, 12/8/26(c)	478,000	466,060
9.63%, 4/22/30	223,000	258,974
3.25%, 2/12/32	494,000	387,439
4.75%, 1/15/43	1,566,000	1,194,717
5.29%, 12/8/46	1,185,000	962,184
Ford Motor Credit Co. LLC
4.54%, 8/1/26	150,000	142,412
4.95%, 5/28/27	300,000	286,338
7.35%, 11/4/27	180,000	185,945
4.00%, 11/13/30	350,000	299,012
Freeport-McMoRan, Inc.
5.25%, 9/1/29	490,000	484,992
5.40%, 11/14/34	134,000	131,920
5.45%, 3/15/43	279,000	261,362
Frontier Communications Holdings LLC
5.00%, 5/1/28(a)	2,115,000	1,838,104
5.88%, 11/1/29(c)	1,787,286	1,363,932
6.00%, 1/15/30(a)(c)	621,000	472,972
Gap, Inc.
3.88%, 10/1/31(a)	1,343,000	913,750
Gartner, Inc.
3.75%, 10/1/30(a)	451,000	404,664
Gates Global LLC / Gates Corp.
6.25%, 1/15/26(a)	306,000	302,925
Gen Digital, Inc.
6.75%, 9/30/27(a)	539,000	542,498
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	1,464,000	1,442,874
GLP Capital LP / GLP Financing II, Inc.
5.38%, 4/15/26	280,000	273,028
4.00%, 1/15/31	502,000	438,653
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 3/1/29(a)	198,000	171,389
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(c)	400,000	387,080
4.88%, 3/15/27	180,000	170,762
5.00%, 7/15/29(c)	407,000	363,911
5.25%, 7/15/31(c)	1,038,000	894,590
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	347,000	293,479
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	446,000	388,524
Gray Escrow II, Inc.
5.38%, 11/15/31(a)	1,354,000	891,555
Gray Television, Inc.
5.88%, 7/15/26(a)	758,000	652,320
7.00%, 5/15/27(a)	684,000	573,315
Griffon Corp.
5.75%, 3/1/28	676,000	627,314
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	303,000	267,010
Hanesbrands, Inc.
4.88%, 5/15/26(a)(c)	661,000	626,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Principal Amount	Value
Herbalife Nutrition Ltd. / HLF Financing, Inc.
7.88%, 9/1/25(a)	$205,000	$194,178
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	371,000	370,759
5.75%, 5/1/28(a)	608,000	609,325
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 7/1/31(a)	859,000	735,158
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.88%, 4/1/27	535,000	527,665
HLF Financing Sarl LLC / Herbalife International, Inc.
4.88%, 6/1/29(a)	604,000	467,768
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 2/1/28(a)	297,000	278,776
Hologic, Inc.
3.25%, 2/15/29(a)	359,000	319,819
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	250,000	253,985
Hughes Satellite Systems Corp.
5.25%, 8/1/26	200,000	189,858
6.63%, 8/1/26	701,000	663,111
Huntsman International LLC
4.50%, 5/1/29	2,000	1,881
iHeartCommunications, Inc.
8.38%, 5/1/27(c)	912,050	665,596
4.75%, 1/15/28(a)	810,000	649,677
Ingevity Corp.
3.88%, 11/1/28(a)	375,000	327,248
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	196,068
Iron Mountain, Inc.
4.88%, 9/15/27(a)	389,000	367,850
5.25%, 3/15/28(a)	361,000	344,047
4.88%, 9/15/29(a)	425,000	383,401
5.63%, 7/15/32(a)	514,000	469,087
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	658,000	541,205
Kennedy-Wilson, Inc.
5.00%, 3/1/31	1,446,000	1,066,338
Kinetik Holdings LP
5.88%, 6/15/30(a)	200,000	192,702
Koppers, Inc.
6.00%, 2/15/25(a)	323,000	322,997
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	570,000	450,585
Lamar Media Corp.
4.00%, 2/15/30	298,000	265,387
3.63%, 1/15/31	34,000	29,287
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	387,000	377,178
4.13%, 1/31/30(a)	130,000	119,092
4.38%, 1/31/32(a)	355,000	324,058
Level 3 Financing, Inc.
4.63%, 9/15/27(a)	510,000	306,872
4.25%, 7/1/28(a)	1,051,000	594,183
3.63%, 1/15/29(a)	1,034,000	571,926
3.75%, 7/15/29(a)	837,000	447,611
10.50%, 5/15/30(a)	1,378,570	1,318,258
Lithia Motors, Inc.
3.88%, 6/1/29(a)(c)	400,000	346,408
4.38%, 1/15/31(a)	489,000	422,921
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	836,000	775,014
3.75%, 1/15/28(a)	121,000	108,439
LPL Holdings, Inc.
4.00%, 3/15/29(a)	276,000	248,527
LSB Industries, Inc.
6.25%, 10/15/28(a)	568,000	506,088
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)(c)	220,000	203,531
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	592,000	504,668
Masonite International Corp.
5.38%, 2/1/28(a)	254,000	242,768
Match Group Holdings II LLC
3.63%, 10/1/31(a)(c)	70,000	57,041
Mattel, Inc.
5.88%, 12/15/27(a)	370,000	368,483
MGM Resorts International
6.75%, 5/1/25	453,000	458,567
4.63%, 9/1/26	146,000	138,614
5.50%, 4/15/27	449,000	436,796
4.75%, 10/15/28	77,000	71,896
Michaels Cos., Inc.
5.25%, 5/1/28(a)	600,000	500,694
7.88%, 5/1/29(a)	1,075,000	753,779
MicroStrategy, Inc.
6.13%, 6/15/28(a)	547,000	486,513
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	566,000	493,909
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	642,000	551,350
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	80,000	74,472
3.88%, 11/15/30(a)	870,000	760,145
3.88%, 5/15/32(a)	70,000	59,541
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)(c)	1,491,000	1,076,010
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26(c)	212,000	190,800
5.00%, 10/15/27(c)	901,000	742,028
4.63%, 8/1/29(c)	1,236,000	913,898
MSCI, Inc.
4.00%, 11/15/29(a)	348,000	317,898
Murphy Oil USA, Inc.
4.75%, 9/15/29	92,000	85,089
3.75%, 2/15/31(a)	234,000	197,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Principal Amount	Value
Nabors Industries, Inc.
7.38%, 5/15/27(a)	$530,000	$519,559
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	2,038,000	1,859,451
Navient Corp.
6.13%, 3/25/24	299,000	295,352
6.75%, 6/25/25	97,000	95,266
6.75%, 6/15/26	600,000	584,766
5.00%, 3/15/27	127,000	113,462
4.88%, 3/15/28	300,000	252,696
NCR Corp.
5.00%, 10/1/28(a)	956,000	841,385
5.13%, 4/15/29(a)	451,000	391,933
Necessity Retail REIT, Inc. / American Finance Operating Partner LP
4.50%, 9/30/28(a)	284,000	210,183
Newell Brands, Inc.
4.70%, 4/1/26	848,000	817,133
6.00%, 4/1/46	222,000	181,989
News Corp.
3.88%, 5/15/29(a)	300,000	266,760
Nexstar Media, Inc.
5.63%, 7/15/27(a)	936,000	867,887
4.75%, 11/1/28(a)	784,000	697,705
NextEra Energy Operating Partners LP
4.25%, 9/15/24(a)	7,000	6,746
3.88%, 10/15/26(a)	1,000	937
Nordstrom, Inc.
5.00%, 1/15/44	215,000	135,450
NRG Energy, Inc.
5.25%, 6/15/29(a)	776,000	718,219
3.63%, 2/15/31(a)	580,000	470,972
3.88%, 2/15/32(a)	1,084,000	869,531
NuStar Logistics LP
5.63%, 4/28/27	729,000	694,023
6.38%, 10/1/30	405,000	388,832
Occidental Petroleum Corp.
2.90%, 8/15/24	550,000	534,617
3.40%, 4/15/26	165,000	156,605
3.50%, 8/15/29	700,000	629,727
7.50%, 5/1/31	301,000	332,623
6.45%, 9/15/36	760,000	800,136
4.40%, 8/15/49	621,000	486,255
Olin Corp.
5.13%, 9/15/27	410,000	397,803
5.63%, 8/1/29	120,000	118,130
5.00%, 2/1/30	70,000	65,773
ON Semiconductor Corp.
3.88%, 9/1/28(a)	216,000	197,804
OneMain Finance Corp.
6.13%, 3/15/24	353,000	344,249
6.88%, 3/15/25	575,000	557,836
7.13%, 3/15/26	193,000	185,635
6.63%, 1/15/28	387,000	355,258
5.38%, 11/15/29	465,000	391,614
4.00%, 9/15/30	1,373,000	1,030,656
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	650,000	599,040
5.13%, 4/30/31(a)	1,350,000	1,199,340
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63%, 3/15/30(a)	686,000	569,668
Owens & Minor, Inc.
4.50%, 3/31/29(a)(c)	541,000	431,794
6.63%, 4/1/30(a)(c)	458,000	393,747
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)	218,000	218,081
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(a)	901,000	788,853
Paramount Global
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3-month U.S. dollar London Interbank Offered Rate + 3.899% thereafter)(b)(d)	509,000	382,600
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(b)	700,000	562,170
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc.
7.50%, 6/1/25(a)	100,000	100,699
5.88%, 10/1/28(a)	414,000	381,493
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	322,000	291,539
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	249,000	248,656
6.00%, 2/15/28	579,000	557,241
PDC Energy, Inc.
5.75%, 5/15/26	241,000	234,840
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	1,366,000	1,089,877
Performance Food Group, Inc.
5.50%, 10/15/27(a)	461,000	451,181
4.25%, 8/1/29(a)	187,000	169,211
PGT Innovations, Inc.
4.38%, 10/1/29(a)	625,000	566,487
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	223,000	221,785
4.25%, 4/15/31	270,000	236,153
Post Holdings, Inc.
5.63%, 1/15/28(a)	261,000	256,164
5.50%, 12/15/29(a)	204,000	193,339
4.63%, 4/15/30(a)	838,000	752,398
4.50%, 9/15/31(a)	1,569,000	1,382,085
PRA Health Sciences, Inc.
2.88%, 7/15/26(a)	200,000	184,702
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.88%, 9/1/31(a)(c)	1,332,000	958,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Principal Amount	Value
Prestige Brands, Inc.
3.75%, 4/1/31(a)	$356,000	$306,470
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24(a)	113,000	112,354
5.75%, 4/15/26(a)	735,000	730,325
6.25%, 1/15/28(a)	623,000	586,567
PROG Holdings, Inc.
6.00%, 11/15/29(a)	444,000	383,265
Qorvo, Inc.
4.38%, 10/15/29	580,000	535,317
QVC, Inc.
4.45%, 2/15/25	179,000	103,888
4.75%, 2/15/27	632,000	266,262
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	607,000	316,563
Radian Group, Inc.
6.63%, 3/15/25	175,000	174,396
Range Resources Corp.
4.75%, 2/15/30(a)(c)	303,000	276,733
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	615,000	460,752
5.25%, 4/15/30(a)(c)	1,213,000	885,090
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	64,000	60,091
4.50%, 2/15/29(a)	243,000	219,786
Rithm Capital Corp.
6.25%, 10/15/25(a)	485,000	433,537
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	252,000	214,150
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	315,000	283,248
Sabra Health Care LP
3.20%, 12/1/31	436,000	324,170
Sally Holdings LLC / Sally Capital, Inc.
5.63%, 12/1/25	1,000	990
Scientific Games International, Inc.
7.25%, 11/15/29(a)	337,000	337,775
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	375,000	338,141
Select Medical Corp.
6.25%, 8/15/26(a)	602,000	584,686
Sensata Technologies BV
4.00%, 4/15/29(a)	500,000	452,345
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	542,000	474,494
Service Corp. International
4.63%, 12/15/27	355,000	342,376
5.13%, 6/1/29	363,000	351,144
3.38%, 8/15/30	391,000	333,703
Service Properties Trust
4.35%, 10/1/24	741,000	710,078
Silgan Holdings, Inc.
4.13%, 2/1/28	102,000	96,180
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(c)	738,000	587,965
4.13%, 12/1/30(a)	163,000	131,808
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	88,000	81,917
4.00%, 7/15/28(a)	1,046,000	899,926
5.50%, 7/1/29(a)	874,000	795,829
4.13%, 7/1/30(a)	1,305,000	1,067,764
3.88%, 9/1/31(a)	1,290,000	1,004,084
Six Flags Entertainment Corp.
5.50%, 4/15/27(a)	38,000	36,832
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	37,000	37,427
Skyworks Solutions, Inc.
3.00%, 6/1/31	585,000	490,827
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(c)	200,000	170,450
4.88%, 11/15/31(a)	558,000	458,079
Southwestern Energy Co.
5.38%, 3/15/30	382,000	359,275
4.75%, 2/1/32	741,000	655,377
Spectrum Brands, Inc.
3.88%, 3/15/31(a)	403,000	334,002
Sprint LLC
7.13%, 6/15/24	279,000	284,092
7.63%, 2/15/25	200,000	207,814
7.63%, 3/1/26	109,000	115,360
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	574,000	558,014
Stagwell Global LLC
5.63%, 8/15/29(a)	672,000	593,443
Station Casinos LLC
4.50%, 2/15/28(a)	9,000	8,136
4.63%, 12/1/31(a)	470,000	397,141
Stericycle, Inc.
3.88%, 1/15/29(a)	300,000	266,148
Summit Materials LLC / Summit Materials Finance Corp.
5.25%, 1/15/29(a)	330,000	313,401
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.50%, 10/15/26(a)	502,000	483,115
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	395,000	346,826
Sunoco LP / Sunoco Finance Corp.
4.50%, 4/30/30	606,000	548,363
Syneos Health, Inc.
3.63%, 1/15/29(a)	534,000	441,148
Talos Production, Inc.
12.00%, 1/15/26	400,000	427,304
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	781,000	727,408
TEGNA, Inc.
4.63%, 3/15/28	313,000	275,011
5.00%, 9/15/29	128,000	110,788
Teleflex, Inc.
4.63%, 11/15/27	169,000	165,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Principal Amount	Value
Tempur Sealy International, Inc.
3.88%, 10/15/31(a)	$471,000	$393,869
Tenet Healthcare Corp.
4.63%, 7/15/24	51,000	50,386
4.63%, 9/1/24	664,000	657,001
4.88%, 1/1/26	830,000	814,537
6.25%, 2/1/27	615,000	605,381
6.13%, 10/1/28	1,094,000	1,045,514
Terex Corp.
5.00%, 5/15/29(a)	364,000	339,237
TerraForm Power Operating LLC
5.00%, 1/31/28(a)	637,000	609,513
Thor Industries, Inc.
4.00%, 10/15/29(a)	400,000	330,732
TopBuild Corp.
4.13%, 2/15/32(a)	306,000	261,890
Townsquare Media, Inc.
6.88%, 2/1/26(a)	430,000	405,985
TransDigm, Inc.
6.38%, 6/15/26	876,000	864,586
4.88%, 5/1/29	245,000	217,619
Transocean, Inc.
7.50%, 1/15/26(a)	70,000	63,848
11.50%, 1/30/27(a)	1,244,000	1,289,530
8.00%, 2/1/27(a)	217,000	194,204
Travel & Leisure Co.
6.63%, 7/31/26(a)	230,000	231,129
TreeHouse Foods, Inc.
4.00%, 9/1/28(c)	404,000	358,970
TriNet Group, Inc.
3.50%, 3/1/29(a)	451,000	387,756
Tronox, Inc.
4.63%, 3/15/29(a)	495,000	414,889
TTM Technologies, Inc.
4.00%, 3/1/29(a)	353,000	307,421
Tutor Perini Corp.
6.88%, 5/1/25(a)	515,000	366,556
U.S. Foods, Inc.
6.25%, 4/15/25(a)	316,000	319,220
4.75%, 2/15/29(a)	375,000	346,811
Under Armour, Inc.
3.25%, 6/15/26	1,000	926
United Airlines, Inc.
4.38%, 4/15/26(a)	906,000	869,425
4.63%, 4/15/29(a)	990,000	896,999
United Natural Foods, Inc.
6.75%, 10/15/28(a)	479,000	445,044
United Rentals North America, Inc.
5.50%, 5/15/27	389,000	385,732
4.88%, 1/15/28	373,000	357,054
5.25%, 1/15/30	55,000	53,209
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 4/15/28(a)	100,000	77,424
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	238,000	238,462
Urban One, Inc.
7.38%, 2/1/28(a)	612,000	556,137
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	820,000	805,699
Vail Resorts, Inc.
6.25%, 5/15/25(a)	29,000	29,166
Valvoline, Inc.
4.25%, 2/15/30(a)(c)	308,000	302,336
3.63%, 6/15/31(a)	124,000	105,247
Vector Group Ltd.
5.75%, 2/1/29(a)	392,000	349,507
Vertiv Group Corp.
4.13%, 11/15/28(a)	200,000	178,240
VICI Properties LP
5.13%, 5/15/32	600,000	568,782
Victoria’s Secret & Co.
4.63%, 7/15/29(a)	250,000	202,893
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	357,000	288,192
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	1,089,000	1,061,274
Vontier Corp.
2.95%, 4/1/31	684,000	544,991
Western Digital Corp.
4.75%, 2/15/26	1,153,000	1,112,322
2.85%, 2/1/29	736,000	600,900
Western Midstream Operating LP
3.95%, 6/1/25	749,000	718,935
4.65%, 7/1/26	220,000	213,156
4.30%, 2/1/30	356,000	324,266
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	362,000	356,440
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	235,000	215,902
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	430,000	350,132
WW International, Inc.
4.50%, 4/15/29(a)	151,000	81,310
Xerox Holdings Corp.
5.50%, 8/15/28(a)	1,268,000	1,098,760
XHR LP
4.88%, 6/1/29(a)	300,000	256,014
Yum! Brands, Inc.
4.75%, 1/15/30(a)	193,000	184,738
3.63%, 3/15/31	30,000	26,384
Ziff Davis, Inc.
4.63%, 10/15/30(a)	232,000	203,457
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	350,000	300,927

Total United States		196,158,914

TOTAL CORPORATE BONDS (Cost: $217,481,320)		199,263,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(e) (Cost: $11,745,918)	11,745,918	$11,745,918

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $229,227,238)		211,009,695
Other Assets less Liabilities - (3.3)%		(6,788,950)

NET ASSETS - 100.0%		$204,220,745

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of March 31, 2023 on securities with variable or step rates.
(c)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,932,446 and the total market value of the collateral held by the Fund was $13,533,282. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,787,364.

(d)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$199,263,777	$—	$199,263,777
Investment of Cash Collateral for Securities Loaned	—	11,745,918	—	11,745,918

Total Investments in Securities	$—	$211,009,695	$—	$211,009,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 99.0%

Germany - 1.9%
Deutsche Bank AG
0.90%, 5/28/24	$50,000	$46,982
3.70%, 5/30/24	100,000	95,081
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	150,000	141,975
4.10%, 1/13/26	129,000	117,950
1.69%, 3/19/26	200,000	177,398
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)(b)	150,000	129,957

Total Germany		709,343

Switzerland - 0.1%
Novartis Capital Corp.
2.00%, 2/14/27	50,000	46,198

United Kingdom - 1.9%
AstraZeneca Finance LLC
1.20%, 5/28/26	130,000	118,416
BAT Capital Corp.
3.22%, 8/15/24	77,000	74,832
2.79%, 9/6/24	50,000	48,241
3.22%, 9/6/26	62,000	58,495
3.56%, 8/15/27	203,000	188,981
Reynolds American, Inc.
4.45%, 6/12/25	137,000	134,676
Unilever Capital Corp.
2.00%, 7/28/26	100,000	93,758

Total United Kingdom		717,399

United States - 95.1%
3M Co.
2.65%, 4/15/25(b)	9,000	8,630
3.00%, 8/7/25(b)	13,000	12,521
2.88%, 10/15/27(b)	120,000	112,463
Abbott Laboratories
3.88%, 9/15/25	15,000	14,881
AbbVie, Inc.
2.60%, 11/21/24	78,000	75,282
3.60%, 5/14/25	174,000	170,718
3.20%, 5/14/26	78,000	75,311
2.95%, 11/21/26	179,000	170,392
Affiliated Managers Group, Inc.
3.50%, 8/1/25(b)	39,000	37,693
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	9,000	8,641
3.80%, 4/15/26	49,000	47,176
Allegion U.S. Holding Co., Inc.
3.20%, 10/1/24	50,000	48,600
Ally Financial, Inc.
3.88%, 5/21/24	75,000	71,891
4.63%, 3/30/25	33,000	31,279
5.80%, 5/1/25(b)	71,000	68,652
Altria Group, Inc.
2.63%, 9/16/26	80,000	75,135
Amazon.com, Inc.
3.80%, 12/5/24	9,000	8,930
3.15%, 8/22/27	79,000	75,879
Amcor Finance USA, Inc.
3.63%, 4/28/26	160,000	154,723
Ameren Corp.
1.95%, 3/15/27	160,000	143,722
American Express Co.
3.00%, 10/30/24	43,000	41,952
3.63%, 12/5/24	60,000	58,599
1.65%, 11/4/26	140,000	125,951
American Homes 4 Rent LP
4.25%, 2/15/28	100,000	94,070
American Honda Finance Corp.
2.15%, 9/10/24	77,000	74,262
1.20%, 7/8/25	75,000	69,565
American International Group, Inc.
2.50%, 6/30/25	36,000	34,101
American Water Capital Corp.
3.40%, 3/1/25	40,000	39,026
Ameriprise Financial, Inc.
3.70%, 10/15/24	50,000	49,021
Amgen, Inc.
3.63%, 5/22/24	76,000	74,945
2.60%, 8/19/26	6,000	5,653
2.20%, 2/21/27	64,000	58,987
3.20%, 11/2/27	200,000	189,644
Amphenol Corp.
3.20%, 4/1/24	25,000	24,518
Analog Devices, Inc.
3.45%, 6/15/27(c)	78,000	75,098
Aon Corp. / Aon Global Holdings PLC
2.85%, 5/28/27	50,000	46,603
Apple, Inc.
2.85%, 5/11/24	76,000	74,725
3.25%, 2/23/26	25,000	24,471
2.45%, 8/4/26	50,000	47,624
1.20%, 2/8/28	132,000	116,098
Archer-Daniels-Midland Co.
2.50%, 8/11/26	32,000	30,246
AutoNation, Inc.
4.50%, 10/1/25	50,000	48,906
AutoZone, Inc.
3.13%, 4/21/26	76,000	72,778
AvalonBay Communities, Inc.
3.35%, 5/15/27	40,000	37,790
Avangrid, Inc.
3.20%, 4/15/25	66,000	63,367
Avnet, Inc.
4.63%, 4/15/26	49,000	48,439
Bank of America Corp.
4.00%, 1/22/25	15,000	14,699
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(a)(b)(d)	253,000	247,735
3.95%, 4/21/25, Series L	93,000	90,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

Investments	Principal Amount	Value
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(a)(b)(d)	$161,000	$155,077
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(a)(b)(d)	283,000	272,345
4.45%, 3/3/26	94,000	92,155
3.50%, 4/19/26(b)	196,000	188,485
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	316,000	289,115
4.25%, 10/22/26	74,000	71,882
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	149,410
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	300,000	271,653
Bank of New York Mellon Corp.
3.95%, 11/18/25	13,000	12,663
2.45%, 8/17/26	100,000	92,995
BankUnited, Inc.
4.88%, 11/17/25	38,000	34,059
Baxter International, Inc.
1.92%, 2/1/27	61,000	54,677
Becton Dickinson & Co.
3.36%, 6/6/24	33,000	32,402
3.73%, 12/15/24	73,000	71,575
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	39,000	38,822
Biogen, Inc.
4.05%, 9/15/25	130,000	127,153
Boardwalk Pipelines LP
5.95%, 6/1/26	40,000	40,703
BorgWarner, Inc.
2.65%, 7/1/27	150,000	138,140
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	174,000	168,301
Broadcom, Inc.
3.15%, 11/15/25	34,000	32,651
3.46%, 9/15/26	54,000	51,675
4.11%, 9/15/28	68,000	65,068
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	46,000	44,130
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	180,000	173,146
Burlington Northern Santa Fe LLC
3.40%, 9/1/24	9,000	8,841
7.00%, 12/15/25	50,000	53,145
Cadence Design Systems, Inc.
4.38%, 10/15/24	29,000	28,717
Capital One Financial Corp.
3.30%, 10/30/24	102,000	97,539
4.25%, 4/30/25	90,000	86,009
4.20%, 10/29/25	308,000	288,343
3.75%, 7/28/26	125,000	114,129
3.80%, 1/31/28	80,000	73,390
Carrier Global Corp.
2.24%, 2/15/25	22,000	21,003
2.49%, 2/15/27	152,000	141,164
Caterpillar Financial Services Corp.
2.15%, 11/8/24	9,000	8,693
0.80%, 11/13/25	156,000	142,489
Celanese U.S. Holdings LLC
3.50%, 5/8/24	20,000	19,548
5.90%, 7/5/24	74,000	74,059
1.40%, 8/5/26	64,000	55,204
6.17%, 7/15/27	134,000	135,564
Charles Schwab Corp.
4.20%, 3/24/25	56,000	54,594
3.63%, 4/1/25	60,000	57,973
Chubb INA Holdings, Inc.
3.35%, 5/15/24	30,000	29,538
Cigna Group
3.25%, 4/15/25	114,000	110,613
4.13%, 11/15/25	81,000	79,889
1.25%, 3/15/26	91,000	82,532
Cintas Corp. No. 2
3.70%, 4/1/27	80,000	77,964
Citigroup, Inc.
4.04%, 6/1/24, (4.044% fixed rate until 6/1/23; 3-month U.S. dollar London Interbank Offered Rate + 1.023% thereafter)(a)(d)	100,000	99,725
4.00%, 8/5/24	56,000	55,051
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month Secured Overnight Financing Rate + 1.158% thereafter)(a)	91,000	88,763
3.30%, 4/27/25	150,000	144,860
4.40%, 6/10/25	193,000	188,252
5.50%, 9/13/25	229,000	228,851
4.60%, 3/9/26	87,000	85,497
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	94,725
3.20%, 10/21/26	305,000	288,182
4.30%, 11/20/26	48,000	46,586
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	29,000	25,954
4.45%, 9/29/27	386,000	374,617
3.07%, 2/24/28, Series VAR, (3.07%% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	123,000	114,539
Citizens Financial Group, Inc.
2.85%, 7/27/26	111,000	95,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

Investments	Principal Amount	Value
CNA Financial Corp.
4.50%, 3/1/26	$52,000	$51,665
Comcast Corp.
3.15%, 3/1/26	273,000	264,859
Conagra Brands, Inc.
4.60%, 11/1/25	123,000	122,080
Corebridge Financial, Inc.
3.65%, 4/5/27(c)	190,000	178,229
CSX Corp.
3.35%, 11/1/25	40,000	38,812
2.60%, 11/1/26	70,000	65,800
CVS Health Corp.
2.63%, 8/15/24	77,000	74,812
3.88%, 7/20/25	190,000	186,665
1.30%, 8/21/27	155,000	134,983
D.R. Horton, Inc.
2.50%, 10/15/24	78,000	75,190
2.60%, 10/15/25	25,000	23,456
DCP Midstream Operating LP
5.63%, 7/15/27	150,000	152,412
Dell International LLC / EMC Corp.
6.02%, 6/15/26	348,000	357,490
4.90%, 10/1/26	93,000	92,633
Devon Energy Corp.
5.85%, 12/15/25	160,000	162,622
Discover Bank
3.45%, 7/27/26	260,000	240,118
Discover Financial Services
3.95%, 11/6/24	25,000	23,858
4.50%, 1/30/26	116,000	112,131
Dollar General Corp.
4.63%, 11/1/27	170,000	169,772
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	247,000	223,807
DTE Energy Co.
2.53%, 10/1/24, Series C(a)	26,000	25,052
Duke Energy Corp.
2.65%, 9/1/26	60,000	56,251
Eastman Chemical Co.
3.80%, 3/15/25	54,000	52,696
eBay, Inc.
1.40%, 5/10/26	151,000	137,241
Elevance Health, Inc.
3.50%, 8/15/24	77,000	75,445
3.35%, 12/1/24	9,000	8,791
Emerson Electric Co.
1.80%, 10/15/27	130,000	116,568
Energy Transfer LP
4.40%, 3/15/27	200,000	194,716
4.00%, 10/1/27	250,000	238,625
Enterprise Products Operating LLC
3.75%, 2/15/25	42,000	41,358
EOG Resources, Inc.
4.15%, 1/15/26	52,000	51,614
Equifax, Inc.
5.10%, 12/15/27	74,000	74,551
ERP Operating LP
3.25%, 8/1/27	120,000	113,494
Evergy Kansas Central, Inc.
2.55%, 7/1/26	62,000	58,282
Evergy, Inc.
2.45%, 9/15/24	36,000	34,579
Exelon Corp.
3.40%, 4/15/26	47,000	45,220
Exxon Mobil Corp.
2.71%, 3/6/25	63,000	61,199
2.28%, 8/16/26	55,000	51,703
Fidelity National Information Services, Inc.
4.70%, 7/15/27	120,000	118,519
Fifth Third Bancorp
2.38%, 1/28/25	50,000	46,478
Fifth Third Bank NA
3.85%, 3/15/26(b)	200,000	182,854
Fiserv, Inc.
2.75%, 7/1/24	77,000	74,750
2.25%, 6/1/27	84,000	76,106
Florida Power & Light Co.
2.85%, 4/1/25	97,000	94,131
FMC Corp.
3.20%, 10/1/26	138,000	130,605
Fortinet, Inc.
1.00%, 3/15/26	42,000	37,858
Fortive Corp.
3.15%, 6/15/26	55,000	52,474
Fox Corp.
3.05%, 4/7/25	47,000	45,376
GE HealthCare Technologies, Inc.
5.65%, 11/15/27(c)	250,000	258,672
General Dynamics Corp.
2.38%, 11/15/24	9,000	8,700
3.25%, 4/1/25	32,000	31,169
General Mills, Inc.
4.00%, 4/17/25	75,000	74,117
Georgia Power Co.
2.20%, 9/15/24, Series A	82,000	78,800
Gilead Sciences, Inc.
3.50%, 2/1/25	77,000	75,552
Global Payments, Inc.
2.65%, 2/15/25	4,000	3,815
1.20%, 3/1/26	287,000	255,642
4.80%, 4/1/26	43,000	42,205
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	81,000	73,645
Goldman Sachs Group, Inc.
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	169,000	151,361
5.95%, 1/15/27	460,000	474,214
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	53,671
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	310,000	303,877
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	214,000	191,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

Investments	Principal Amount	Value
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	$209,000	$191,043
Hasbro, Inc.
3.50%, 9/15/27	170,000	160,454
HCA, Inc.
5.00%, 3/15/24	73,000	72,561
5.25%, 4/15/25	28,000	28,132
5.88%, 2/15/26	167,000	169,477
5.25%, 6/15/26	94,000	94,156
4.50%, 2/15/27	75,000	73,380
3.13%, 3/15/27(c)	42,000	39,062
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	185,000	170,355
HF Sinclair Corp.
5.88%, 4/1/26	74,000	74,884
Home Depot, Inc.
2.88%, 4/15/27	80,000	76,305
Honeywell International, Inc.
1.35%, 6/1/25	56,000	52,849
HP, Inc.
2.20%, 6/17/25	54,000	50,971
1.45%, 6/17/26	50,000	45,031
4.75%, 1/15/28	77,000	76,159
Humana, Inc.
1.35%, 2/3/27	271,000	238,491
Huntington Bancshares, Inc.
4.00%, 5/15/25	102,000	96,260
Illumina, Inc.
5.75%, 12/13/27	73,000	74,841
Intel Corp.
2.60%, 5/19/26	179,000	170,165
Intercontinental Exchange, Inc.
3.10%, 9/15/27	120,000	113,608
International Business Machines Corp.
3.00%, 5/15/24	100,000	98,210
3.45%, 2/19/26	200,000	194,546
3.30%, 5/15/26	100,000	96,437
4.50%, 2/6/28	100,000	99,905
Interstate Power & Light Co.
3.25%, 12/1/24	9,000	8,748
ITC Holdings Corp.
3.35%, 11/15/27	150,000	141,549
J.M. Smucker Co.
3.50%, 3/15/25	57,000	55,654
Jabil, Inc.
4.25%, 5/15/27	40,000	38,641
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	43,000	42,250
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/27(c)	150,000	132,737
Jefferies Financial Group, Inc.
6.45%, 6/8/27	100,000	103,551
JPMorgan Chase & Co.
3.13%, 1/23/25	38,000	36,951
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(a)(d)	359,000	351,425
0.82%, 6/1/25, (0.824% fixed rate until 6/1/24; Secured Overnight Financing Rate + 0.54% thereafter)(a)	200,000	189,544
3.90%, 7/15/25	58,000	57,113
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(a)	154,000	145,222
3.30%, 4/1/26	112,000	108,235
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	310,974
3.20%, 6/15/26	46,000	44,271
2.95%, 10/1/26	54,000	51,159
4.13%, 12/15/26	59,000	57,757
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(a)(d)	75,000	72,827
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	60,714
4.25%, 10/1/27	383,000	376,803
Juniper Networks, Inc.
1.20%, 12/10/25	48,000	43,576
KeyCorp
4.15%, 10/29/25(b)	120,000	112,934
Keysight Technologies, Inc.
4.55%, 10/30/24	58,000	57,392
Kimco Realty OP LLC
3.30%, 2/1/25	95,000	91,401
KLA Corp.
4.65%, 11/1/24	14,000	13,976
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,114
3.88%, 5/15/27	140,000	136,798
Kroger Co.
3.70%, 8/1/27	170,000	163,718
Laboratory Corp. of America Holdings
3.60%, 2/1/25	18,000	17,534
1.55%, 6/1/26	42,000	37,607
Lam Research Corp.
3.75%, 3/15/26	48,000	47,236
Lazard Group LLC
3.75%, 2/13/25	35,000	34,075
Lennar Corp.
4.75%, 5/30/25	119,000	117,438
Lowe’s Cos., Inc.
2.50%, 4/15/26	196,000	184,891
Marathon Oil Corp.
4.40%, 7/15/27	100,000	96,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

Investments	Principal Amount	Value
Marriott International, Inc.
3.60%, 4/15/24	$56,000	$55,056
5.75%, 5/1/25, Series EE	37,000	37,549
3.75%, 10/1/25	16,000	15,566
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	21,000	20,457
Marvell Technology, Inc.
1.65%, 4/15/26	60,000	54,406
McCormick & Co., Inc.
0.90%, 2/15/26	165,000	148,315
McDonald’s Corp.
3.70%, 1/30/26	170,000	167,178
McKesson Corp.
1.30%, 8/15/26	85,000	76,256
Meta Platforms, Inc.
3.50%, 8/15/27	120,000	115,912
MetLife, Inc.
3.60%, 11/13/25	41,000	40,188
Micron Technology, Inc.
4.19%, 2/15/27	56,000	54,151
Mid-America Apartments LP
3.75%, 6/15/24	50,000	49,328
MidAmerican Energy Co.
3.50%, 10/15/24	36,000	35,286
Mondelez International, Inc.
1.50%, 5/4/25	69,000	64,610
Morgan Stanley
3.70%, 10/23/24	76,000	74,678
0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(a)	50,000	47,363
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(a)	93,000	89,735
4.00%, 7/23/25	100,000	98,197
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	66,051
5.00%, 11/24/25	269,000	267,975
3.88%, 1/27/26	205,000	200,742
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	303,872
4.35%, 9/8/26	110,000	107,339
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	92,000	82,064
3.63%, 1/20/27	114,000	109,756
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	214,000	190,064
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	191,137
National Fuel Gas Co.
5.20%, 7/15/25	8,000	7,998
National Retail Properties, Inc.
3.50%, 10/15/27	160,000	150,558
NetApp, Inc.
3.30%, 9/29/24	34,000	33,085
1.88%, 6/22/25	54,000	50,427
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	62,000	56,065
4.63%, 7/15/27	105,000	104,777
Norfolk Southern Corp.
2.90%, 6/15/26	43,000	40,935
Northern Trust Corp.
3.95%, 10/30/25	52,000	50,560
Nucor Corp.
2.00%, 6/1/25	10,000	9,408
O’Reilly Automotive, Inc.
3.60%, 9/1/27	120,000	116,008
Old Republic International Corp.
4.88%, 10/1/24	67,000	66,296
Omega Healthcare Investors, Inc.
5.25%, 1/15/26	118,000	116,058
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.65%, 11/1/24	36,000	35,298
3.60%, 4/15/26	95,000	92,373
Oracle Corp.
2.95%, 11/15/24	48,000	46,650
2.50%, 4/1/25	215,000	205,731
2.95%, 5/15/25	88,000	84,746
1.65%, 3/25/26	416,000	382,279
2.65%, 7/15/26	92,000	86,053
3.25%, 11/15/27	81,000	76,226
Otis Worldwide Corp.
2.06%, 4/5/25	123,000	116,315
Owens Corning
4.20%, 12/1/24	70,000	69,137
Packaging Corp. of America
3.65%, 9/15/24	9,000	8,860
Paramount Global
2.90%, 1/15/27	120,000	109,117
Parker-Hannifin Corp.
2.70%, 6/14/24	96,000	93,501
PayPal Holdings, Inc.
3.90%, 6/1/27	78,000	76,761
PECO Energy Co.
3.15%, 10/15/25	9,000	8,770
PepsiCo, Inc.
3.50%, 7/17/25(b)	18,000	17,753
2.85%, 2/24/26	18,000	17,424
PerkinElmer, Inc.
0.85%, 9/15/24	70,000	65,647
Pfizer, Inc.
3.40%, 5/15/24	75,000	74,041
Philip Morris International, Inc.
1.50%, 5/1/25	79,000	73,968
0.88%, 5/1/26	110,000	98,713
Phillips 66
3.61%, 2/15/25(c)	57,000	55,434
Pinnacle West Capital Corp.
1.30%, 6/15/25	46,000	42,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

Investments	Principal Amount	Value
PNC Bank NA
2.50%, 8/27/24	$62,000	$59,553
PNC Financial Services Group, Inc.
2.60%, 7/23/26	30,000	27,869
PPL Capital Funding, Inc.
3.10%, 5/15/26	49,000	46,520
Procter & Gamble Co.
0.55%, 10/29/25	10,000	9,197
Public Service Electric & Gas Co.
3.00%, 5/15/25	33,000	31,935
0.95%, 3/15/26	10,000	9,091
Public Service Enterprise Group, Inc.
2.88%, 6/15/24	82,000	79,803
0.80%, 8/15/25	18,000	16,493
PulteGroup, Inc.
5.50%, 3/1/26	73,000	73,567
QUALCOMM, Inc.
3.45%, 5/20/25	93,000	91,316
Ralph Lauren Corp.
3.75%, 9/15/25(b)	36,000	35,324
Raytheon Technologies Corp.
3.95%, 8/16/25	124,000	122,564
Regions Financial Corp.
2.25%, 5/18/25	37,000	34,096
Republic Services, Inc.
0.88%, 11/15/25	65,000	58,961
2.90%, 7/1/26	62,000	59,350
Roper Technologies, Inc.
2.35%, 9/15/24	46,000	44,322
1.00%, 9/15/25	16,000	14,636
Royalty Pharma PLC
1.20%, 9/2/25	26,000	23,630
1.75%, 9/2/27	110,000	95,437
S&P Global, Inc.
2.95%, 1/22/27	50,000	48,085
Sherwin-Williams Co.
3.13%, 6/1/24	9,000	8,806
3.45%, 6/1/27	190,000	182,039
SITE Centers Corp.
4.25%, 2/1/26	90,000	84,958
Southern California Gas Co.
3.15%, 9/15/24	100,000	97,833
Southern Co.
3.25%, 7/1/26	177,000	168,994
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	100,000	95,904
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	121,000	110,565
Stanley Black & Decker, Inc.
3.40%, 3/1/26	37,000	35,456
Starbucks Corp.
2.45%, 6/15/26	50,000	46,940
State Street Corp.
3.55%, 8/18/25	79,000	77,003
Steel Dynamics, Inc.
1.65%, 10/15/27	180,000	155,961
Stifel Financial Corp.
4.25%, 7/18/24	7,000	6,903
Stryker Corp.
3.38%, 5/15/24	24,000	23,546
3.50%, 3/15/26	77,000	75,034
SVB Financial Group
1.80%, 10/28/26(e)	100,000	61,893
Synchrony Financial
4.38%, 3/19/24	12,000	11,541
4.25%, 8/15/24	76,000	71,416
3.70%, 8/4/26	68,000	59,521
3.95%, 12/1/27	203,000	173,620
Take-Two Interactive Software, Inc.
3.70%, 4/14/27	150,000	145,168
Target Corp.
2.25%, 4/15/25	54,000	51,931
TCI Communications, Inc.
7.88%, 2/15/26	100,000	109,031
TD SYNNEX Corp.
1.75%, 8/9/26	125,000	109,255
Teledyne Technologies, Inc.
1.60%, 4/1/26	70,000	63,875
Textron, Inc.
4.00%, 3/15/26	14,000	13,798
Toyota Motor Credit Corp.
2.00%, 10/7/24	27,000	25,982
3.00%, 4/1/25	166,000	160,851
0.80%, 10/16/25	168,000	153,229
5.45%, 11/10/27	250,000	259,790
Truist Financial Corp.
4.00%, 5/1/25	54,000	52,194
3.70%, 6/5/25	101,000	96,873
1.20%, 8/5/25	52,000	46,918
1.13%, 8/3/27	221,000	187,379
Tyson Foods, Inc.
3.95%, 8/15/24	91,000	89,897
4.00%, 3/1/26	45,000	44,222
U.S. Bancorp
3.95%, 11/17/25	66,000	64,637
3.15%, 4/27/27, Series X	79,000	74,148
Union Pacific Corp.
3.25%, 8/15/25	23,000	22,378
UnitedHealth Group, Inc.
2.38%, 8/15/24	104,000	101,083
5.25%, 2/15/28	92,000	95,968
Valero Energy Corp.
2.15%, 9/15/27	84,000	75,981
Verizon Communications, Inc.
3.50%, 11/1/24	76,000	74,645
3.38%, 2/15/25	46,000	45,120
1.45%, 3/20/26	106,000	97,620
2.63%, 8/15/26	101,000	95,594
VF Corp.
2.40%, 4/23/25	34,000	32,088
VMware, Inc.
1.40%, 8/15/26	342,000	302,581
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	75,000	73,652
3.45%, 6/1/26	76,000	72,623
Waste Management, Inc.
3.15%, 11/15/27	120,000	114,677
WEC Energy Group, Inc.
0.80%, 3/15/24	10,000	9,590
3.55%, 6/15/25	26,000	24,992
Wells Fargo & Co.
3.00%, 2/19/25	86,000	82,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

Investments	Principal Amount	Value
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month U.S. dollar London Interbank Offered Rate + 0.825% thereafter)(a)(d)	$145,000	$137,988
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(a)(d)	100,000	94,251
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(a)	76,000	73,716
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	236,000	221,505
4.10%, 6/3/26	50,000	48,469
3.00%, 10/23/26	135,000	126,353
4.30%, 7/22/27	382,000	370,815
Western Union Co.
2.85%, 1/10/25	57,000	54,464
1.35%, 3/15/26	13,000	11,568
Whirlpool Corp.
3.70%, 5/1/25	41,000	40,158
Willis North America, Inc.
4.65%, 6/15/27	110,000	108,404
WRKCo, Inc.
3.00%, 9/15/24	30,000	29,088
3.75%, 3/15/25	89,000	86,426
WW Grainger, Inc.
1.85%, 2/15/25	32,000	30,453
Xcel Energy, Inc.
3.30%, 6/1/25	14,000	13,560
1.75%, 3/15/27(b)	70,000	62,770
Xilinx, Inc.
2.95%, 6/1/24	30,000	29,399
Zimmer Biomet Holdings, Inc.
3.55%, 4/1/25	95,000	92,179
Zoetis, Inc.
3.00%, 9/12/27	80,000	75,800

Total United States		35,884,520

TOTAL CORPORATE BONDS (Cost: $38,690,768)		37,357,460

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(f) (Cost: $1,260,978)	1,260,978	1,260,978

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $39,951,746)		38,618,438
Other Assets less Liabilities - (2.3)%		(874,357)

NET ASSETS - 100.0%		$37,744,081

(a)	Rate shown reflects the accrual rate as of March 31, 2023 on securities with variable or step rates.
(b)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,326,914 and the total market value of the collateral held by the Fund was $1,365,266. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $104,288.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(e)	Effective March 10, 2023, the issuer of this security has been placed under receivership and the Federal Deposit Insurance Corporation, appointed as receiver, has taken over the issuer’s operations.
(f)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$37,357,460	$—	$37,357,460
Investment of Cash Collateral for Securities Loaned	—	1,260,978	—	1,260,978

Total Investments in Securities	$—	$38,618,438	$—	$38,618,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 86.6%

Brazil - 3.5%
Ambev SA	54,371	$153,668
B3 SA - Brasil Bolsa Balcao	77,423	158,045
Banco Santander Brasil SA	4,951	26,170
CCR SA	15,864	40,049
Centrais Eletricas Brasileiras SA	5,884	38,621
Cosan SA	6,898	20,530
Equatorial Energia SA	10,902	57,969
Hapvida Participacoes e Investimentos SA*(a)	60,122	31,067
JBS SA	16,104	56,695
Klabin SA	10,722	38,255
Localiza Rent a Car SA	7,243	76,283
Lojas Renner SA	14,635	47,828
Magazine Luiza SA*	45,763	29,875
Natura & Co. Holding SA	7,944	20,682
Raia Drogasil SA	4,443	21,425
Rumo SA	15,864	58,979
Suzano SA	7,570	62,110
Telefonica Brasil SA	7,932	60,480
Vale SA	42,147	667,419
Via SA*	19,565	7,255
Vibra Energia SA	10,722	30,473
WEG SA	19,508	156,018

Total Brazil		1,859,896

Chile - 0.5%
Banco de Chile	537,138	52,450
Banco de Credito e Inversiones SA	725	21,367
Banco Santander Chile	906,417	40,413
Cencosud SA	34,968	67,936
Empresas CMPC SA	4,515	7,586
Empresas COPEC SA	4,792	34,003
Enel Americas SA	419,379	55,538
Falabella SA	6,884	15,917

Total Chile		295,210

China - 28.4%
Agricultural Bank of China Ltd., Class H	330,000	122,332
Airtac International Group	1,000	38,919
Alibaba Group Holding Ltd.*	142,700	1,825,117
Anhui Conch Cement Co. Ltd., Class H	16,000	55,440
ANTA Sports Products Ltd.	13,000	188,791
Baidu, Inc., ADR*	2,580	389,374
Bank of China Ltd., Class H	756,000	289,882
Bank of Communications Co. Ltd., Class H	113,000	71,111
BeiGene Ltd., ADR*	457	98,497
Bilibili, Inc., ADR*	1,517	35,649
BYD Co. Ltd., Class H	7,500	219,556
BYD Electronic International Co. Ltd.	3,500	10,879
China Conch Venture Holdings Ltd.	22,500	39,268
China Construction Bank Corp., Class H	950,000	615,991
China Everbright Bank Co. Ltd., Class H	73,000	22,133
China International Capital Corp. Ltd., Class H(a)	29,200	58,549
China Life Insurance Co. Ltd., Class H	73,000	119,963
China Longyuan Power Group Corp. Ltd., Class H	32,000	36,566
China Mengniu Dairy Co. Ltd.*	31,000	127,160
China Merchants Bank Co. Ltd., Class H	51,000	260,524
China Minsheng Banking Corp. Ltd., Class H	36,500	12,508
China Overseas Land & Investment Ltd.	40,500	97,820
China Pacific Insurance Group Co. Ltd., Class H	31,800	84,463
China Petroleum & Chemical Corp., Class H	228,000	134,768
China Resources Beer Holdings Co. Ltd.	12,000	96,306
China Resources Gas Group Ltd.	7,600	28,028
China Resources Land Ltd.	22,000	100,332
China Shenhua Energy Co. Ltd., Class H	48,500	152,606
China Taiping Insurance Holdings Co. Ltd.	22,200	23,586
China Tower Corp. Ltd., Class H(a)	444,000	53,733
China Yangtze Power Co. Ltd., Class A	22,100	68,386
CITIC Ltd.	64,000	74,844
CITIC Securities Co. Ltd., Class H	41,500	88,604
CMOC Group Ltd., Class H	12,000	7,261
Contemporary Amperex Technology Co. Ltd., Class A*	800	47,302
COSCO Shipping Holdings Co. Ltd., Class H	54,800	61,642
Country Garden Holdings Co. Ltd.(b)	148,000	41,666
Country Garden Services Holdings Co. Ltd.	12,000	20,759
CSPC Pharmaceutical Group Ltd.	118,000	116,047
Daqo New Energy Corp., ADR*	726	34,006
ENN Energy Holdings Ltd.	8,400	115,140
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,840	42,799
Fosun International Ltd.	17,000	12,474
Fuyao Glass Industry Group Co. Ltd., Class H(a)	12,400	54,023
GDS Holdings Ltd., ADR*	1,086	20,265
Geely Automobile Holdings Ltd.	71,000	91,351
GF Securities Co. Ltd., Class H	32,400	45,897
Great Wall Motor Co. Ltd., Class H(b)	34,500	42,587
H World Group Ltd., ADR*	2,233	109,372
Haier Smart Home Co. Ltd., Class H	24,600	77,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2023

Investments	Shares	Value
Haitong Securities Co. Ltd., Class H	44,400	$27,715
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	1,100	10,327
Huatai Securities Co. Ltd., Class H(a)	36,800	42,051
Industrial & Commercial Bank of China Ltd., Class H	641,000	341,324
Innovent Biologics, Inc.*(a)	13,000	58,211
iQIYI, Inc., ADR*	2,701	19,663
JD Health International, Inc.*(a)	4,600	34,222
JD.com, Inc., ADR	8,278	363,321
JD.com, Inc., Class A	1,888	41,368
JOYY, Inc., ADR	794	24,757
Kingdee International Software Group Co. Ltd.*	23,000	37,269
Kweichow Moutai Co. Ltd., Class A	600	159,014
Lenovo Group Ltd.	84,000	90,956
Li Auto, Inc., ADR*	2,199	54,865
Li Ning Co. Ltd.	21,000	165,593
Longfor Group Holdings Ltd.(a)	19,000	53,612
LONGi Green Energy Technology Co. Ltd., Class A*	4,572	26,903
Luzhou Laojiao Co. Ltd., Class A	900	33,392
Meituan, Class B*(a)	39,420	720,612
Muyuan Foods Co. Ltd., Class A	700	4,995
NetEase, Inc., ADR	4,060	359,066
New China Life Insurance Co. Ltd., Class H	18,400	43,738
NIO, Inc., ADR*	12,926	135,852
PDD Holdings, Inc., ADR*	3,763	285,612
People’s Insurance Co. Group of China Ltd., Class H	111,000	37,047
PetroChina Co. Ltd., Class H	224,000	132,689
PICC Property & Casualty Co. Ltd., Class H	84,000	85,713
Ping An Bank Co. Ltd., Class A	24,100	43,973
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	4,600	11,638
Ping An Insurance Group Co. of China Ltd., Class H	61,000	397,085
Postal Savings Bank of China Co. Ltd., Class H(a)	153,000	90,826
SF Holding Co. Ltd., Class A	6,800	54,837
Shenzhou International Group Holdings Ltd.	8,500	89,223
Shimao Group Holdings Ltd.*†	9,500	1,403
Silergy Corp.	2,000	31,497
Sino Biopharmaceutical Ltd.	62,000	34,752
Smoore International Holdings Ltd.(a)(b)	5,000	6,420
Sunac China Holdings Ltd.*†	19,000	2,494
Sunny Optical Technology Group Co. Ltd.	7,500	90,717
Tencent Holdings Ltd.	53,800	2,644,098
Tencent Music Entertainment Group, ADR*	4,446	36,813
Trip.com Group Ltd., ADR*	5,277	198,785
Want Want China Holdings Ltd.	81,000	52,109
Weibo Corp., ADR*	1,021	20,481
Weichai Power Co. Ltd., Class H	30,000	48,153
Wharf Holdings Ltd.	9,000	20,591
Wuliangye Yibin Co. Ltd., Class A	3,400	97,535
WuXi AppTec Co. Ltd., Class H(a)	4,340	45,446
Wuxi Biologics Cayman, Inc.*(a)	34,000	210,498
Xiaomi Corp., Class B*(a)	152,200	234,603
Xinyi Solar Holdings Ltd.	66,026	79,148
XPeng, Inc., Class A, ADR*	1,493	16,587
Yum China Holdings, Inc.	3,679	233,212
Zai Lab Ltd., ADR*	1,035	34,424
Zijin Mining Group Co. Ltd., Class H	68,000	113,652
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	62,400	32,989
ZTE Corp., Class H	22,400	65,631
ZTO Express Cayman, Inc., ADR	3,236	92,744

Total China		15,103,931

Czech Republic - 0.2%
CEZ AS	2,009	97,713

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	645	4,724
OTP Bank Nyrt	1,983	56,542
Richter Gedeon Nyrt	2,350	49,170

Total Hungary		110,436

India - 13.0%
Adani Green Energy Ltd.*	3,268	35,039
Adani Ports & Special Economic Zone Ltd.	5,704	43,858
Ambuja Cements Ltd.*	9,507	42,287
Apollo Hospitals Enterprise Ltd.	1,208	63,366
Asian Paints Ltd.	3,272	109,952
Aurobindo Pharma Ltd.	3,755	23,673
Avenue Supermarts Ltd.*(a)	2,326	96,259
Axis Bank Ltd.	23,023	240,504
Bajaj Finance Ltd.	2,675	182,823
Bajaj Finserv Ltd.	4,092	63,061
Bandhan Bank Ltd.*(a)	9,317	22,192
Bharti Airtel Ltd.	22,930	208,981
Britannia Industries Ltd.	715	37,603
Cipla Ltd.	3,225	35,337
Divi’s Laboratories Ltd.	1,170	40,195
Dr. Reddy’s Laboratories Ltd.	1,221	68,681
GAIL India Ltd.	8,599	11,002
Godrej Consumer Products Ltd.*	5,361	63,155
Grasim Industries Ltd.	4,180	83,043
HCL Technologies Ltd.	11,283	148,996
HDFC Life Insurance Co. Ltd.(a)	2,510	15,247
Hindalco Industries Ltd.	21,465	105,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2023

Investments	Shares	Value
Hindustan Unilever Ltd.	8,360	$260,451
Housing Development Finance Corp. Ltd.	16,386	523,487
ICICI Bank Ltd.	49,218	525,373
ICICI Lombard General Insurance Co. Ltd.(a)	269	3,501
Infosys Ltd.	32,690	568,000
ITC Ltd.	28,907	134,893
JSW Steel Ltd.	10,211	85,495
Kotak Mahindra Bank Ltd.	4,524	95,390
Larsen & Toubro Ltd.	8,011	210,962
Lupin Ltd.	3,161	24,940
Mahindra & Mahindra Ltd.	8,292	116,910
Marico Ltd.	5,361	31,299
Maruti Suzuki India Ltd.	1,410	142,268
NTPC Ltd.	39,323	83,783
Oil & Natural Gas Corp. Ltd.	24,740	45,472
Pidilite Industries Ltd.	1,513	43,319
Power Grid Corp. of India Ltd.	32,565	89,434
Reliance Industries Ltd.	27,436	778,203
Samvardhana Motherson International Ltd.	18,586	15,175
SBI Life Insurance Co. Ltd.(a)	4,722	63,266
Shriram Finance Ltd.	2,727	41,790
State Bank of India	16,722	106,570
Sun Pharmaceutical Industries Ltd.	8,214	98,259
Tata Consultancy Services Ltd.	8,955	349,330
Tata Consumer Products Ltd.	8,052	69,451
Tata Motors Ltd.*	19,572	100,215
Tata Steel Ltd.	63,382	80,594
Tech Mahindra Ltd.	7,260	97,337
Titan Co. Ltd.	2,691	82,348
UltraTech Cement Ltd.	1,338	124,095
UPL Ltd.	3,187	27,830
Vedanta Ltd.	21,480	71,733
Wipro Ltd.	10,722	47,653

Total India		6,879,952

Indonesia - 1.9%
Astra International Tbk PT	257,000	102,838
Bank Central Asia Tbk PT	528,100	308,171
Bank Mandiri Persero Tbk PT	245,500	169,048
Bank Rakyat Indonesia Persero Tbk PT	596,300	188,102
Charoen Pokphand Indonesia Tbk PT	151,300	50,351
Telkom Indonesia Persero Tbk PT	532,700	144,237
Unilever Indonesia Tbk PT	120,700	35,016

Total Indonesia		997,763

Luxembourg - 0.1%
Reinet Investments SCA	1,824	37,530

Malaysia - 1.1%
CIMB Group Holdings Bhd	90,643	109,080
Dialog Group Bhd	31,200	16,687
Hartalega Holdings Bhd	31,200	13,435
Hong Leong Bank Bhd	7,300	33,452
IHH Healthcare Bhd	45,600	59,422
Malayan Banking Bhd	4,550	8,837
Petronas Chemicals Group Bhd	38,500	61,687
Petronas Gas Bhd	19,200	71,709
Press Metal Aluminium Holdings Bhd	46,000	50,769
Public Bank Bhd	125,000	113,314
Tenaga Nasional Bhd	18,400	38,489
Top Glove Corp. Bhd*	30,700	6,540

Total Malaysia		583,421

Mexico - 3.1%
America Movil SAB de CV, Series B	364,713	382,367
Cemex SAB de CV, Series CPO*	148,532	81,357
Fibra Uno Administracion SA de CV	33,668	46,933
Fomento Economico Mexicano SAB de CV(b)	23,298	221,677
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,615	70,196
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,080	94,027
Grupo Bimbo SAB de CV, Series A	20,566	103,285
Grupo Financiero Banorte SAB de CV, Class O	27,751	233,461
Grupo Mexico SAB de CV, Series B	29,496	139,394
Grupo Televisa SAB, Series CPO(b)	22,417	23,676
Sitios Latinoamerica SAB de CV*(b)	18,918	7,816
Wal-Mart de Mexico SAB de CV	59,312	236,611

Total Mexico		1,640,800

Philippines - 0.6%
ACEN Corp.	8,730	983
Ayala Corp.	4,550	54,401
Ayala Land, Inc.	132,500	64,587
Bank of the Philippine Islands	21,863	41,221
BDO Unibank, Inc.	27,742	65,572
JG Summit Holdings, Inc.	34,030	29,983
SM Investments Corp.	20	327
SM Prime Holdings, Inc.	105,800	63,832

Total Philippines		320,906

Poland - 0.6%
Allegro.eu SA*(a)	4,094	27,849
Bank Polska Kasa Opieki SA	2,741	54,374
CD Projekt SA	756	19,517
Dino Polska SA*(a)	116	10,531
KGHM Polska Miedz SA	2,201	62,458
Polski Koncern Naftowy Orlen SA	3,499	47,303
Powszechna Kasa Oszczednosci Bank Polski SA	5,089	33,690
Powszechny Zaklad Ubezpieczen SA	8,399	68,392

Total Poland		324,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2023

Investments	Shares	Value
Russia - 0.0%
Gazprom PJSC†	99,020	$0
Lukoil PJSC*†	2,998	0
Magnit PJSC*†	903	0
MMC Norilsk Nickel PJSC*†	367	0
MMC Norilsk Nickel PJSC, ADR*†	8	0
Mobile TeleSystems PJSC, ADR*†	2,887	0
Novatek PJSC†	6,960	0
Novolipetsk Steel PJSC*†	12,900	0
Polymetal International PLC*	2,011	5,657
Polyus PJSC*†(c)	326	0
Rosneft Oil Co. PJSC†	3,254	0
Rosneft Oil Co. PJSC, GDR†(c)	1,340	0
Sberbank of Russia PJSC, ADR*†	21,191	0
Severstal PAO, GDR*†(c)	2,080	0
Surgutneftegas PJSC†	112,960	0
Tatneft PJSC†	12,210	0
TCS Group Holding PLC, GDR*†(c)	430	0
X5 Retail Group NV, GDR*†(c)	1,673	0
Yandex NV, Class A*†	2,324	0

Total Russia		5,657

South Africa - 5.1%
Absa Group Ltd.	9,241	94,678
Anglo American Platinum Ltd.	873	46,941
AngloGold Ashanti Ltd.	5,413	131,614
Aspen Pharmacare Holdings Ltd.	6,379	65,859
Bid Corp. Ltd.	2,617	58,778
Bidvest Group Ltd.	4,515	64,489
Capitec Bank Holdings Ltd.	611	58,119
Clicks Group Ltd.	1,032	14,956
Discovery Ltd.*	4,747	37,310
Exxaro Resources Ltd.	2,542	26,727
FirstRand Ltd.(b)	37,583	127,900
Gold Fields Ltd.	8,966	119,766
Growthpoint Properties Ltd.	49,596	36,507
Impala Platinum Holdings Ltd.	6,490	59,927
Mr. Price Group Ltd.	4,366	35,484
MTN Group Ltd.*	18,402	132,208
MultiChoice Group	4,478	31,135
Naspers Ltd., Class N	4,746	880,845
Nedbank Group Ltd.	6,355	77,671
Northam Platinum Holdings Ltd.*	4,221	34,439
Old Mutual Ltd.	79,039	52,566
Remgro Ltd.	6,831	51,757
Sanlam Ltd.	20,944	66,542
Sasol Ltd.	6,346	85,841
Shoprite Holdings Ltd.	7,373	92,361
Sibanye Stillwater Ltd.	20,970	43,293
Standard Bank Group Ltd.	7,816	76,127
Vodacom Group Ltd.	5,004	34,420
Woolworths Holdings Ltd.	14,554	52,441

Total South Africa		2,690,701

South Korea - 11.1%
Amorepacific Corp.	418	43,924
Celltrion Healthcare Co. Ltd.	1,054	48,739
Celltrion, Inc.	910	104,711
CJ CheilJedang Corp.	73	18,280
Coway Co. Ltd.	455	18,349
E-Mart, Inc.	184	14,925
Hana Financial Group, Inc.	2,801	87,568
Hankook Tire & Technology Co. Ltd.	941	25,154
Hanon Systems	2,393	16,139
Hanwha Galleria Co. Ltd.*	1,356	2,219
Hanwha Solutions Corp.*	1,202	49,581
HLB, Inc.*	1,302	34,754
Hyundai Engineering & Construction Co. Ltd.	1,290	36,118
Hyundai Glovis Co. Ltd.	184	22,402
Hyundai Motor Co.	1,555	220,377
Hyundai Steel Co.	756	20,151
Kakao Corp.	306	14,362
KB Financial Group, Inc.	3,155	115,479
Kia Corp.	2,477	154,117
Korea Electric Power Corp.*	2,431	33,631
Korea Investment Holdings Co. Ltd.	488	20,617
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	376	22,383
Korean Air Lines Co. Ltd.	1,675	29,850
KT&G Corp.	867	55,875
Kumho Petrochemical Co. Ltd.	274	30,244
LG Chem Ltd.	465	254,315
LG Display Co. Ltd.*	3,413	43,074
LG Electronics, Inc.	917	81,215
LG H&H Co. Ltd.	76	35,027
Lotte Chemical Corp.	111	16,268
NAVER Corp.	1,112	172,542
NCSoft Corp.	142	40,522
Orion Corp.	256	26,861
POSCO Chemical Co. Ltd.	302	63,214
POSCO Holdings, Inc.	576	162,821
S-Oil Corp.	542	33,348
Samsung Biologics Co. Ltd.*(a)	154	93,215
Samsung Electro-Mechanics Co. Ltd.	543	63,691
Samsung Electronics Co. Ltd.	50,413	2,478,344
Samsung Fire & Marine Insurance Co. Ltd.	274	43,357
Samsung Heavy Industries Co. Ltd.*	4,451	17,676
Samsung Life Insurance Co. Ltd.	488	23,541
Samsung SDI Co. Ltd.	520	293,582
Samsung SDS Co. Ltd.	304	27,088
Shinhan Financial Group Co. Ltd.	3,760	102,098
SK Hynix, Inc.	5,096	346,818
SK Innovation Co. Ltd.*	469	64,594
SK Square Co. Ltd.*	220	6,717
SK Telecom Co. Ltd.	755	28,011
SK, Inc.	412	54,592
Woori Financial Group, Inc.	5,173	45,338
Yuhan Corp.	524	20,367

Total South Korea		5,878,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2023

Investments	Shares	Value
Taiwan - 14.9%
Acer, Inc.	71,000	$65,643
Advantech Co. Ltd.	1,000	12,185
ASE Technology Holding Co. Ltd.	40,000	147,795
Asia Cement Corp.	10,000	14,221
AUO Corp.	46,800	28,282
Cathay Financial Holding Co. Ltd.	86,468	118,708
Chang Hwa Commercial Bank Ltd.	29,220	16,651
Cheng Shin Rubber Industry Co. Ltd.	26,000	31,211
China Development Financial Holding Corp.	144,000	59,355
China Steel Corp.	120,000	121,783
Chunghwa Telecom Co. Ltd.	38,000	149,142
Compal Electronics, Inc.	67,000	55,563
CTBC Financial Holding Co. Ltd.	158,000	113,385
Delta Electronics, Inc.	15,000	148,288
E.Sun Financial Holding Co. Ltd.	112,795	93,726
Evergreen Marine Corp. Taiwan Ltd.	5,600	29,152
Far EasTone Telecommunications Co. Ltd.	8,000	19,759
First Financial Holding Co. Ltd.	108,660	94,394
Formosa Chemicals & Fibre Corp.	37,000	83,971
Formosa Petrochemical Corp.	8,000	22,334
Formosa Plastics Corp.	40,000	120,601
Fubon Financial Holding Co. Ltd.	71,739	133,123
Giant Manufacturing Co. Ltd.	2,036	11,769
Hon Hai Precision Industry Co. Ltd.	122,000	416,717
Hotai Motor Co. Ltd.	2,000	42,171
Hua Nan Financial Holdings Co. Ltd.	158,698	116,492
Innolux Corp.	64,200	30,574
Largan Precision Co. Ltd.	1,000	71,434
Lite-On Technology Corp.	37,000	89,075
MediaTek, Inc.	11,000	284,325
Mega Financial Holding Co. Ltd.	104,650	113,423
Nan Ya Plastics Corp.	43,000	109,451
Nanya Technology Corp.	24,000	52,418
Novatek Microelectronics Corp.	4,000	56,688
President Chain Store Corp.	4,000	35,405
Quanta Computer, Inc.	31,000	90,717
SinoPac Financial Holdings Co. Ltd.	153,625	83,756
Taishin Financial Holding Co. Ltd.	115,103	62,754
Taiwan Cement Corp.	46,997	56,185
Taiwan Cooperative Financial Holding Co. Ltd.	103,113	88,390
Taiwan Mobile Co. Ltd.	28,000	92,881
Taiwan Semiconductor Manufacturing Co. Ltd.	216,000	3,781,197
Uni-President Enterprises Corp.	69,000	162,940
Unimicron Technology Corp.	8,000	38,755
United Microelectronics Corp.*	116,000	201,540
Winbond Electronics Corp.	45,000	39,166
Yuanta Financial Holding Co. Ltd.	115,490	84,775

Total Taiwan		7,892,270

Thailand - 2.2%
Advanced Info Service PCL, NVDR	14,800	91,756
Airports of Thailand PCL, NVDR*	41,400	85,960
Bangkok Dusit Medical Services PCL, NVDR	75,500	65,134
Central Pattana PCL, NVDR	38,500	77,405
Charoen Pokphand Foods PCL, NVDR	64,500	39,988
CP ALL PCL, NVDR	42,300	76,695
Delta Electronics Thailand PCL, NVDR	3,400	113,549
Energy Absolute PCL, NVDR	27,400	60,898
Gulf Energy Development PCL, NVDR	14,700	22,677
Home Product Center PCL, NVDR	91,100	38,363
Intouch Holdings PCL, NVDR	18,400	39,819
Kasikornbank PCL, NVDR	14,000	54,248
Minor International PCL, NVDR*	48,300	45,553
PTT Exploration & Production PCL, NVDR	14,000	61,617
PTT Global Chemical PCL, NVDR	27,400	36,659
PTT Oil & Retail Business PCL, NVDR	68,800	42,855
PTT PCL, NVDR	135,900	125,189
SCB X PCL, NVDR	4,900	14,688
Siam Cement PCL, NVDR	10,700	98,567

Total Thailand		1,191,620

Turkey - 0.1%
BIM Birlesik Magazalar AS	5,267	40,803

TOTAL COMMON STOCKS (Cost: $50,896,022)		45,950,908

PREFERRED STOCKS - 2.2%

Brazil - 2.1%
Banco Bradesco SA	77,357	200,935
Gerdau SA	16,333	81,468
Itau Unibanco Holding SA	53,986	263,422
Itausa SA	68,174	110,525
Petroleo Brasileiro SA	96,148	444,686

Total Brazil		1,101,036

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	947	76,420

TOTAL PREFERRED STOCKS (Cost: $1,189,957)		1,177,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2023

Investments	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 5/11/23* (Cost: $0)	31	$79

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d) (Cost: $325,191)	325,191	325,191

TOTAL INVESTMENTS IN SECURITIES - 89.4% (Cost: $52,411,170)		47,453,634
Other Assets less Liabilities - 10.6%		5,630,674

NET ASSETS - 100.0%		$53,084,308

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $3,897, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $420,657 and the total market value of the collateral held by the Fund was $445,272. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $120,081.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/3/2023	399,597,230	KRW	307,572	USD	$—	$(626)
Bank of America NA	4/6/2023	11,838,900	TWD	388,798	USD	32	—
Citibank NA	4/3/2023	125,698	CNH	18,302	USD	2	—
Citibank NA	4/4/2023	4,744,978	HKD	604,466	USD	—	(6)
Merrill Lynch International	4/3/2023	135,710	MYR	30,738	USD	17	—
Merrill Lynch International	4/4/2023	786,701	BRL	155,235	USD	—	(75)

						$51	$(707)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2023

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	30	6/30/23	$6,193,594	$63,438
5 Year U.S. Treasury Note	58	6/30/23	6,351,453	126,188
10 Year U.S. Treasury Note	54	6/21/23	6,205,781	169,140
U.S. Treasury Long Bond	48	6/21/23	6,295,500	274,982
Ultra 10 Year U.S. Treasury Note	52	6/21/23	6,299,313	197,125

			$31,345,641	$830,873

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$15,100,034	$—	$3,897	*	$15,103,931
Russia	5,657	—	0	*	5,657
Other	30,841,320	—	—		30,841,320
Preferred Stocks	1,177,456	—	—		1,177,456
Rights	79	—	—		79
Investment of Cash Collateral for Securities Loaned	—	325,191	—		325,191

Total Investments in Securities	$47,124,546	$325,191	$3,897		$47,453,634

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$51	$—		$51
Futures Contracts[1]	830,873	—	—		830,873
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(707)	$—		$(707)

Total - Net	$47,955,419	$324,535	$3,897		$48,283,851

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 88.1%

Australia - 6.8%
ANZ Group Holdings Ltd.	42,412	$651,337
Aristocrat Leisure Ltd.	9,842	245,211
ASX Ltd.(a)	4,123	179,545
BHP Group Ltd.	74,059	2,342,657
Brambles Ltd.	21,812	196,193
Cochlear Ltd.	118	18,706
Coles Group Ltd.	18,878	227,837
Commonwealth Bank of Australia(a)	26,334	1,734,090
CSL Ltd.	6,926	1,337,334
Dexus	3,192	16,055
Fortescue Metals Group Ltd.(a)	23,940	360,601
Goodman Group	26,845	337,834
Insurance Australia Group Ltd.	46,151	144,966
Lottery Corp. Ltd.	28,063	96,231
Macquarie Group Ltd.	5,163	607,418
National Australia Bank Ltd.(a)	49,095	911,472
Newcrest Mining Ltd.(a)	11,439	205,705
Northern Star Resources Ltd.	17,740	146,260
QBE Insurance Group Ltd.	25,035	244,633
Ramsay Health Care Ltd.(a)	2,660	118,543
Rio Tinto Ltd.	21,811	1,539,701
Santos Ltd.(a)	12,635	58,390
Scentre Group	38,583	71,063
Sonic Healthcare Ltd.	7,297	170,269
South32 Ltd.	71,554	209,425
Stockland	13,178	35,127
Tabcorp Holdings Ltd.	28,063	18,701
Telstra Group Ltd.	96,957	274,034
Transurban Group(a)	40,831	388,595
Wesfarmers Ltd.	18,487	622,179
Westpac Banking Corp.	54,530	791,055
Woodside Energy Group Ltd.	25,293	564,779
Woolworths Group Ltd.	20,882	530,059

Total Australia		15,396,005

Austria - 0.1%
Erste Group Bank AG	3,963	131,321

Belgium - 0.6%
Ageas SA/NV	2,660	115,194
Anheuser-Busch InBev SA	11,837	788,723
KBC Group NV	3,560	244,829
Solvay SA	665	76,114
UCB SA	1,596	142,949
Umicore SA	3,250	110,201

Total Belgium		1,478,010

China - 0.3%
BOC Hong Kong Holdings Ltd.	69,500	216,470
Prosus NV*	7,488	585,256

Total China		801,726

Denmark - 3.0%
Ambu A/S, Class B*	3,591	53,814
AP Moller - Maersk A/S, Class B	133	241,402
Carlsberg A/S, Class B	819	126,973
Chr Hansen Holding A/S	1,596	121,273
Coloplast A/S, Class B	2,240	294,613
Danske Bank A/S*	3,594	72,335
DSV A/S	3,198	618,700
Genmab A/S*	931	351,541
GN Store Nord A/S*	2,375	53,309
Novo Nordisk A/S, Class B	24,460	3,873,474
Novozymes A/S, Class B	3,192	163,358
Orsted A/S(b)	3,070	261,216
Pandora A/S	1,463	139,844
Vestas Wind Systems A/S	14,777	428,878

Total Denmark		6,800,730

Finland - 1.0%
Elisa Oyj	1,134	68,452
Fortum Oyj*	6,626	101,611
Kesko Oyj, Class B	5,453	117,333
Kone Oyj, Class B	6,251	325,987
Neste Oyj	6,916	341,356
Nokia Oyj	94,822	465,184
Nordea Bank Abp(a)	34,027	363,058
Sampo Oyj, Class A	5,453	257,593
Stora Enso Oyj, Class R	5,988	77,938
UPM-Kymmene Oyj*	5,719	192,305

Total Finland		2,310,817

France - 11.3%
Air Liquide SA	8,003	1,340,747
Airbus SE	9,163	1,227,270
Alstom SA	4,654	126,813
Arkema SA	266	26,241
Atos SE*(a)	1,330	16,458
AXA SA	29,526	903,492
BNP Paribas SA	15,473	928,115
Bouygues SA	890	30,062
Bureau Veritas SA	1,197	34,424
Capgemini SE	2,740	508,301
Carrefour SA	4,528	91,649
Cie de Saint-Gobain	8,379	476,288
Cie Generale des Etablissements Michelin SCA	7,980	244,014
Credit Agricole SA	9,660	109,128
Danone SA	7,985	497,182
Dassault Systemes SE	10,614	436,759
Edenred	2,926	173,380
Eiffage SA	401	43,453
Engie SA	26,348	417,192
EssilorLuxottica SA	4,100	739,438
Hermes International	420	850,560
Kering SA	1,197	780,288
L’Oreal SA	3,894	1,739,849
Legrand SA	4,256	388,780
LVMH Moet Hennessy Louis Vuitton SE	4,256	3,904,447
Orange SA	15,425	183,539
Pernod Ricard SA	3,325	753,918
Publicis Groupe SA	2,935	228,887
Renault SA*	2,478	101,228
Safran SA	4,793	711,012
Sanofi	16,368	1,782,569
Sartorius Stedim Biotech	399	122,245
Schneider Electric SE	8,397	1,402,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2023

Investments	Shares	Value
Societe Generale SA	8,397	$189,620
Sodexo SA	1,064	104,108
Teleperformance	931	224,246
Thales SA	1,125	166,655
TotalEnergies SE(a)	38,113	2,250,932
Unibail-Rodamco-Westfield*	713	38,255
Valeo	1,177	24,181
Veolia Environnement SA	7,448	229,809
Vinci SA	7,827	899,005
Vivendi SE	11,576	116,964
Worldline SA*(b)	4,012	170,474

Total France		25,733,987

Germany - 7.4%
adidas AG	3,059	540,991
Allianz SE, Registered Shares	6,269	1,449,371
BASF SE	14,098	740,719
Bayer AG, Registered Shares	14,254	909,353
Bayerische Motoren Werke AG	3,708	406,642
Beiersdorf AG	1,463	190,658
Brenntag SE	1,995	149,989
Continental AG	1,463	109,547
Covestro AG(b)	3,197	132,440
Daimler Truck Holding AG*	1,352	45,697
Delivery Hero SE*(b)	1,433	48,839
Deutsche Bank AG, Registered Shares	28,413	288,813
Deutsche Boerse AG	2,903	565,979
Deutsche Post AG, Registered Shares	15,115	707,611
Deutsche Telekom AG, Registered Shares	45,111	1,095,392
Deutsche Wohnen SE	3,444	67,688
E.ON SE	23,275	290,802
Fresenius Medical Care AG & Co. KGaA	2,410	102,377
Fresenius SE & Co. KGaA	5,390	145,521
Hannover Rueck SE	533	104,437
HeidelbergCement AG	1,696	123,935
HelloFresh SE*	1,720	40,943
Infineon Technologies AG	22,443	918,759
Knorr-Bremse AG	931	61,984
Mercedes-Benz Group AG	11,319	870,419
Merck KGaA	2,026	377,607
MTU Aero Engines AG	800	200,428
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	2,128	745,609
Puma SE	1,596	98,594
RWE AG	10,363	446,302
SAP SE	16,147	2,036,030
Scout24 SE(b)	2,480	147,383
Siemens AG, Registered Shares	11,344	1,839,583
Siemens Energy AG*	6,800	149,530
Siemens Healthineers AG(b)	4,235	243,951
Symrise AG	1,729	188,223
Vonovia SE	2,371	44,667
Zalando SE*(b)	2,641	110,583

Total Germany		16,737,396

Hong Kong - 1.8%
AIA Group Ltd.	186,200	1,960,449
CK Asset Holdings Ltd.	58,500	355,101
CLP Holdings Ltd.	12,000	86,676
Hang Seng Bank Ltd.	14,900	212,018
Hong Kong & China Gas Co. Ltd.	157,100	138,289
Hong Kong Exchanges & Clearing Ltd.	13,400	594,383
Link REIT	50,294	323,550
MTR Corp. Ltd.	11,500	55,449
Power Assets Holdings Ltd.	11,500	61,676
Techtronic Industries Co. Ltd.	10,000	108,090
WH Group Ltd.(b)	260,500	155,305

Total Hong Kong		4,050,986

Ireland - 0.6%
CRH PLC	11,036	557,238
Flutter Entertainment PLC*	2,472	450,258
Kerry Group PLC, Class A	1,725	172,120
Kingspan Group PLC	2,541	174,033
Smurfit Kappa Group PLC	1,865	67,534

Total Ireland		1,421,183

Israel - 0.4%
Bank Hapoalim BM	14,225	117,533
Bank Leumi Le-Israel BM	17,041	127,784
Check Point Software Technologies Ltd.*	1,353	175,890
Nice Ltd.*	1,332	297,870
Teva Pharmaceutical Industries Ltd., ADR*	785	6,947
Wix.com Ltd.*	786	78,443

Total Israel		804,467

Italy - 1.8%
Assicurazioni Generali SpA	14,229	284,138
Enel SpA	127,829	781,477
Eni SpA	37,242	522,197
Ferrari NV	1,780	482,116
FinecoBank Banca Fineco SpA	11,970	183,888
Intesa Sanpaolo SpA	235,835	606,608
Moncler SpA	3,591	247,898
Nexi SpA*(a)(b)	8,919	72,540
Prysmian SpA	3,857	162,170
Snam SpA	7,448	39,561
Telecom Italia SpA*(a)	130,997	43,294
Terna - Rete Elettrica Nazionale	9,853	80,992
UniCredit SpA	28,994	548,424

Total Italy		4,055,303

Japan - 19.2%
Aeon Co. Ltd.(a)	13,300	256,426
Ajinomoto Co., Inc.(a)	13,300	460,289
Asahi Group Holdings Ltd.	12,900	477,268
Asahi Kasei Corp.	39,900	277,702
Astellas Pharma, Inc.	41,300	584,326
Bridgestone Corp.	13,300	536,337
Canon, Inc.	25,600	568,493
Central Japan Railway Co.(a)	500	59,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2023

Investments	Shares	Value
Chugai Pharmaceutical Co. Ltd.	13,300	$326,779
Dai-ichi Life Holdings, Inc.	25,600	468,375
Daiichi Sankyo Co. Ltd.(a)	28,600	1,036,210
Daikin Industries Ltd.	1,100	195,511
Daiwa House Industry Co. Ltd.	12,500	292,471
FANUC Corp.	3,000	107,296
Fast Retailing Co. Ltd.(a)	1,500	325,494
Fujitsu Ltd.	1,500	201,011
Hitachi Ltd.	13,300	724,710
Honda Motor Co. Ltd.	26,600	701,525
Hoya Corp.	1,700	185,979
ITOCHU Corp.	26,100	843,460
Japan Exchange Group, Inc.(a)	13,300	201,714
Japan Post Holdings Co. Ltd.	58,600	473,987
Japan Tobacco, Inc.	26,600	559,222
Kao Corp.	13,300	516,351
KDDI Corp.	26,600	818,046
Keyence Corp.	1,800	871,666
Kirin Holdings Co. Ltd.	26,600	418,917
Komatsu Ltd.	24,200	595,863
Kubota Corp.	26,400	396,526
Kyowa Kirin Co. Ltd.	12,800	277,563
M3, Inc.	12,300	305,074
Marubeni Corp.	38,900	524,795
MINEBEA MITSUMI, Inc.	13,300	250,930
MISUMI Group, Inc.	13,100	324,818
Mitsubishi Chemical Group Corp.	53,200	314,067
Mitsubishi Corp.	26,600	949,557
Mitsubishi Electric Corp.	50,200	595,392
Mitsubishi Estate Co. Ltd.	28,900	342,331
Mitsubishi Heavy Industries Ltd.(a)	9,900	362,705
Mitsubishi UFJ Financial Group, Inc.	219,800	1,400,319
Mitsui Fudosan Co. Ltd.	24,600	459,136
Mizuho Financial Group, Inc.	51,800	730,937
Murata Manufacturing Co. Ltd.	13,300	803,456
Nexon Co. Ltd.	12,400	293,951
Nidec Corp.	300	15,429
Nihon M&A Center Holdings, Inc.	12,200	90,201
Nintendo Co. Ltd.	13,300	512,753
Nippon Paint Holdings Co. Ltd.	24,300	226,038
Nippon Steel Corp.	16,400	384,462
Nippon Telegraph & Telephone Corp.	15,000	446,540
Nissan Motor Co. Ltd.(a)	64,600	243,227
Nomura Holdings, Inc.	108,200	414,378
Nomura Research Institute Ltd.	2,300	52,968
NTT Data Corp.	15,600	203,014
Odakyu Electric Railway Co. Ltd.(a)	13,300	171,884
Olympus Corp.	26,200	456,418
Ono Pharmaceutical Co. Ltd.	11,700	242,984
Otsuka Holdings Co. Ltd.	12,000	378,962
Pan Pacific International Holdings Corp.	12,100	232,654
Panasonic Holdings Corp.	53,700	476,921
Rakuten Group, Inc.	28,800	132,866
Recruit Holdings Co. Ltd.	26,600	729,506
Renesas Electronics Corp.*	25,500	366,626
Resona Holdings, Inc.	61,800	296,950
Sekisui House Ltd.	26,000	527,072
Seven & I Holdings Co. Ltd.	13,300	597,096
Shimadzu Corp.	9,900	307,957
Shin-Etsu Chemical Co. Ltd.	12,000	385,453
Shiseido Co. Ltd.	100	4,644
SoftBank Corp.(a)	66,500	763,983
SoftBank Group Corp.(a)	26,600	1,035,699
Sompo Holdings, Inc.	11,500	453,813
Sony Group Corp.	23,300	2,098,208
Subaru Corp.	13,600	216,073
Sumitomo Chemical Co. Ltd.(a)	79,800	266,819
Sumitomo Corp.	28,300	497,786
Sumitomo Electric Industries Ltd.	26,600	339,170
Sumitomo Mitsui Financial Group, Inc.	26,000	1,034,999
Sumitomo Mitsui Trust Holdings, Inc.	12,600	429,909
Sumitomo Realty & Development Co. Ltd.(a)	11,900	266,630
Suzuki Motor Corp.	12,000	433,150
Takeda Pharmaceutical Co. Ltd.	26,600	869,412
Terumo Corp.	13,300	357,158
Tokio Marine Holdings, Inc.	27,200	520,538
Tokyo Electron Ltd.	2,700	325,404
Tokyo Gas Co. Ltd.	12,900	241,930
Toray Industries, Inc.	40,900	232,450
Toshiba Corp.(a)	11,100	370,723
Toyota Motor Corp.(a)	185,300	2,617,507
Unicharm Corp.	12,400	506,938
Yamato Holdings Co. Ltd.	12,600	214,813
Z Holdings Corp.(a)	68,600	192,156

Total Japan		43,598,652

Luxembourg - 0.2%
ArcelorMittal SA	9,044	273,847
Eurofins Scientific SE(a)	1,846	123,624

Total Luxembourg		397,471

Macau - 0.1%
Sands China Ltd.*	57,600	200,317

Netherlands - 3.8%
Adyen NV*(a)(b)	266	421,703
Aegon NV	18,876	81,026
Akzo Nobel NV	2,527	197,618
Argenx SE*	616	228,014
ASM International NV	1,067	431,122
ASML Holding NV	6,533	4,437,530
Heineken NV(a)	3,458	372,163
ING Groep NV	54,793	650,661
Just Eat Takeaway.com NV*(a)(b)	1,467	27,940
Koninklijke Ahold Delhaize NV(a)	13,806	472,335
Koninklijke DSM NV	2,542	300,203
Koninklijke KPN NV	47,614	168,434
Koninklijke Philips NV	13,966	255,459
QIAGEN NV*	2,527	115,062
Randstad NV(a)	798	47,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2023

Investments	Shares	Value
Wolters Kluwer NV(a)	2,926	$369,871

Total Netherlands		8,576,479

New Zealand - 0.1%
Xero Ltd.*	2,998	179,547

Norway - 0.5%
DNB Bank ASA	11,569	206,954
Equinor ASA	15,589	444,609
Mowi ASA	7,315	135,081
Norsk Hydro ASA	21,147	157,092
Telenor ASA	5,320	62,328
Yara International ASA	1,865	80,828

Total Norway		1,086,892

Portugal - 0.1%
EDP - Energias de Portugal SA	50,090	272,972

Singapore - 0.8%
DBS Group Holdings Ltd.	29,000	719,792
Oversea-Chinese Banking Corp. Ltd.	53,200	494,968
Singapore Telecommunications Ltd.	171,900	318,058
United Overseas Bank Ltd.	13,300	297,701

Total Singapore		1,830,519

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	2,986	95,216
Aena SME SA*(b)	1,197	193,642
Amadeus IT Group SA*	7,577	507,587
Banco Bilbao Vizcaya Argentaria SA(a)	93,408	666,846
Banco Santander SA	179,694	668,853
CaixaBank SA	41,895	163,132
Cellnex Telecom SA(b)	5,178	201,173
Endesa SA(a)	3,059	66,469
Ferrovial SA	7,018	206,553
Grifols SA*	2,252	22,284
Iberdrola SA	90,800	1,132,991
Industria de Diseno Textil SA	17,024	571,518
Repsol SA	21,545	332,036
Telefonica SA	64,717	279,349

Total Spain		5,107,649

Sweden - 2.3%
Alfa Laval AB	5,018	178,904
Alleima AB*	1,509	7,454
Assa Abloy AB, Class B	15,983	382,715
Atlas Copco AB, Class A(a)	69,160	877,310
Boliden AB	4,122	162,105
Epiroc AB, Class A	16,649	330,426
EQT AB(a)	2,604	52,886
Essity AB, Class B(a)	7,448	212,891
Evolution AB(b)	2,458	329,059
H & M Hennes & Mauritz AB, Class B(a)	12,638	180,157
Hexagon AB, Class B	37,901	434,400
Kinnevik AB, Class B*(a)	4,712	70,206
Nibe Industrier AB, Class B	18,161	206,312
Sandvik AB	19,684	417,235
Skandinaviska Enskilda Banken AB, Class A*(a)	9,311	102,677
Skanska AB, Class B(a)	2,527	38,638
SKF AB, Class B(a)	5,734	112,805
Svenska Cellulosa AB SCA, Class B(a)	10,241	134,758
Svenska Handelsbanken AB, Class A	12,505	108,341
Swedbank AB, Class A(a)	6,915	113,466
Telefonaktiebolaget LM Ericsson, Class B(a)	42,937	250,925
Telia Co. AB(a)	9,842	25,028
Volvo AB, Class B(a)	23,009	474,512

Total Sweden		5,203,210

Switzerland - 9.6%
ABB Ltd., Registered Shares	32,104	1,102,406
Accelleron Industries AG*	1,701	40,274
Adecco Group AG, Registered Shares	1,726	62,631
Alcon, Inc.	8,246	584,003
Cie Financiere Richemont SA, Class A, Registered Shares	8,092	1,292,346
Credit Suisse Group AG, Registered Shares(a)	1,858	1,673
Geberit AG, Registered Shares	798	444,794
Givaudan SA, Registered Shares	133	432,827
Holcim AG, Registered Shares*	5,320	343,000
Julius Baer Group Ltd.	1,862	127,021
Kuehne & Nagel International AG, Registered Shares	871	259,236
Logitech International SA, Registered Shares	3,475	201,984
Lonza Group AG, Registered Shares	982	588,415
Nestle SA, Registered Shares	41,512	5,064,778
Novartis AG, Registered Shares	31,631	2,900,129
Partners Group Holding AG	399	374,214
Roche Holding AG	10,371	2,962,413
Schindler Holding AG, Participation Certificate	1,115	246,666
Sika AG, Registered Shares	2,289	640,183
Sonova Holding AG, Registered Shares	1,059	311,365
STMicroelectronics NV	14,446	768,342
Straumann Holding AG, Registered Shares	1,330	198,506
Swatch Group AG, Bearer Shares	665	228,133
Swiss Life Holding AG, Registered Shares	266	163,988
Swiss Re AG	3,458	355,206
Swisscom AG, Registered Shares	176	112,357
Temenos AG, Registered Shares	1,149	79,589
UBS Group AG, Registered Shares	43,757	923,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2023

Investments	Shares	Value
Zurich Insurance Group AG	2,128	$1,019,567

Total Switzerland		21,829,994

United Kingdom - 13.5%
Abrdn PLC	23,960	60,288
Admiral Group PLC	2,254	56,798
Anglo American PLC	17,631	583,800
Antofagasta PLC	5,587	109,216
Ashtead Group PLC	7,018	430,226
Associated British Foods PLC	3,878	93,022
AstraZeneca PLC	18,536	2,574,244
Aviva PLC	34,167	170,757
BAE Systems PLC	39,561	480,641
Barclays PLC	253,290	456,617
Barratt Developments PLC	16,495	95,144
BP PLC	297,492	1,878,896
British American Tobacco PLC	33,803	1,187,208
BT Group PLC	131,836	237,667
Bunzl PLC	5,054	191,033
Burberry Group PLC	5,586	178,610
CK Hutchison Holdings Ltd.	61,000	378,436
CNH Industrial NV	17,843	272,948
Coca-Cola Europacific Partners PLC	2,128	125,956
Compass Group PLC	28,581	718,441
Croda International PLC	2,407	193,389
DCC PLC	692	40,368
Diageo PLC	36,402	1,626,635
Entain PLC	9,422	146,380
Experian PLC	14,757	485,351
Ferguson PLC	3,287	432,839
Glencore PLC	140,889	809,343
Haleon PLC	71,554	284,883
Halma PLC	7,425	204,637
HSBC Holdings PLC	290,472	1,974,270
Informa PLC	25,536	218,681
InterContinental Hotels Group PLC	2,660	174,709
Intertek Group PLC	2,527	126,636
James Hardie Industries PLC	8,558	182,441
Johnson Matthey PLC	2,793	68,498
Kingfisher PLC	24,777	80,020
Legal & General Group PLC	100,815	297,795
Lloyds Banking Group PLC	1,024,898	604,154
London Stock Exchange Group PLC	4,635	450,911
Melrose Industries PLC	60,782	125,131
Mondi PLC	6,514	103,255
National Grid PLC	48,719	660,516
NatWest Group PLC	40,536	132,118
Next PLC	1,729	140,498
Ocado Group PLC*	4,766	31,527
Pearson PLC	10,906	113,865
Persimmon PLC	2,752	42,738
Prudential PLC	37,560	511,781
Reckitt Benckiser Group PLC	10,752	818,664
RELX PLC	27,062	876,004
Rentokil Initial PLC	25,669	187,765
Rolls-Royce Holdings PLC*	137,510	253,370
Sage Group PLC	20,888	200,159
Segro PLC	7,736	73,422
Shell PLC	112,485	3,210,710
Smith & Nephew PLC	15,150	210,176
Smiths Group PLC	5,449	115,648
Spirax-Sarco Engineering PLC	1,197	175,458
SSE PLC	14,878	331,678
St. James’s Place PLC	9,443	141,394
Standard Chartered PLC	37,921	287,983
Taylor Wimpey PLC	51,338	75,506
Tesco PLC	103,870	341,239
Unilever PLC	37,967	1,966,966
United Utilities Group PLC	1,729	22,661
Vodafone Group PLC	359,387	396,817
Whitbread PLC	3,325	122,801
WPP PLC	18,621	220,707

Total United Kingdom		30,572,445

United States - 0.6%
GSK PLC	55,743	984,916
Stellantis NV	25,294	459,916

Total United States		1,444,832

TOTAL COMMON STOCKS (Cost: $191,850,558)		200,022,910

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA	4,123	322,788
Porsche Automobil Holding SE	1,995	114,703
Sartorius AG	665	279,603
Volkswagen AG	3,041	415,101

TOTAL PREFERRED STOCKS (Cost: $1,241,464)		1,132,195

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c) (Cost: $4,179,528)	4,179,528	4,179,528

TOTAL INVESTMENTS IN SECURITIES - 90.4% (Cost: $197,271,550)		205,334,633
Other Assets less Liabilities - 9.6%		21,745,114

NET ASSETS - 100.0%		$227,079,747

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,682,474 and the total market value of the collateral held by the Fund was $10,231,279. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,051,751.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	4/3/2023	70,000	AUD	43,165	EUR	$—	$(14)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	129	6/30/23	$26,632,453	$297,992
5 Year U.S. Treasury Note	245	6/30/23	26,829,414	567,448
10 Year U.S. Treasury Note	236	6/21/23	27,121,563	772,132
U.S. Treasury Long Bond	207	6/21/23	27,149,344	1,240,187
Ultra 10 Year U.S. Treasury Note	224	6/21/23	27,135,500	903,813

			$134,868,274	$3,781,572

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$200,022,910	$—	$—	$200,022,910
Preferred Stocks	1,132,195	—	—	1,132,195
Investment of Cash Collateral for Securities Loaned	—	4,179,528	—	4,179,528

Total Investments in Securities	$201,155,105	$4,179,528	$—	$205,334,633

Financial Derivative Instruments
Futures Contracts[1]	$3,781,572	$—	$—	$3,781,572
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(14)	$—	$(14)

Total - Net	$204,936,677	$4,179,514	$—	$209,116,191

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 88.8%

Argentina - 0.1%

Broadline Retail - 0.1%
MercadoLibre, Inc.*	737	$971,410

Brazil - 0.0%

Banks - 0.0%
NU Holdings Ltd., Class A*	45,821	218,108

China - 0.2%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	7,223	457,866

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	4,123	768,837

Total China		1,226,703

Ireland - 0.0%

Technology Hardware, Storage & Peripherals - 0.0%
Seagate Technology Holdings PLC	3,911	258,595

Israel - 0.0%

Software - 0.0%
Check Point Software Technologies Ltd.*	2,070	269,100

Russia - 0.0%

Interactive Media & Services - 0.0%
Yandex NV, Class A*†	6,719	0

South Korea - 0.1%

Broadline Retail - 0.1%
Coupang, Inc.*	20,031	320,496

United Kingdom - 0.1%

Beverages - 0.1%
Coca-Cola Europacific Partners PLC	8,725	516,433

United States - 88.3%

Aerospace & Defense - 1.5%
Axon Enterprise, Inc.*	1,168	262,625
Boeing Co.*	11,707	2,486,918
General Dynamics Corp.	4,884	1,114,578
Howmet Aerospace, Inc.	7,452	315,741
L3Harris Technologies, Inc.	3,041	596,766
Lockheed Martin Corp.	4,734	2,237,904
Northrop Grumman Corp.	2,742	1,266,036
Raytheon Technologies Corp.	25,732	2,519,935
Textron, Inc.	3,547	250,524
TransDigm Group, Inc.	824	607,329

Total Aerospace & Defense		11,658,356

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	3,031	333,774
FedEx Corp.	4,336	990,733
United Parcel Service, Inc., Class B	13,462	2,611,493

Total Air Freight & Logistics		3,936,000

Automobile Components - 0.1%
Aptiv PLC*	4,774	535,595
BorgWarner, Inc.	4,660	228,853

Total Automobile Components		764,448

Automobiles - 1.7%
Ford Motor Co.	78,277	986,290
General Motors Co.	24,229	888,720
Tesla, Inc.*	53,973	11,197,238

Total Automobiles		13,072,248

Banks - 2.7%
Bank of America Corp.	139,716	3,995,878
Citigroup, Inc.	36,251	1,699,809
Citizens Financial Group, Inc.	6,853	208,126
Fifth Third Bancorp	13,897	370,216
First Citizens BancShares, Inc., Class A	255	248,140
Huntington Bancshares, Inc.	28,339	317,397
JPMorgan Chase & Co.	57,895	7,544,297
M&T Bank Corp.	2,763	330,372
PNC Financial Services Group, Inc.	6,309	801,874
Regions Financial Corp.	20,466	379,849
Truist Financial Corp.	27,078	923,360
U.S. Bancorp	31,661	1,141,379
Wells Fargo & Co.	72,076	2,694,201

Total Banks		20,654,898

Beverages - 1.6%
Brown-Forman Corp., Class B	5,538	355,927
Coca-Cola Co.	77,313	4,795,725
Constellation Brands, Inc., Class A	3,641	822,465
Keurig Dr. Pepper, Inc.	19,281	680,234
Monster Beverage Corp.*	14,954	807,666
PepsiCo, Inc.	25,599	4,666,698

Total Beverages		12,128,715

Biotechnology - 2.2%
AbbVie, Inc.	32,887	5,241,201
Alnylam Pharmaceuticals, Inc.*	1,696	339,743
Amgen, Inc.	9,702	2,345,458
Biogen, Inc.*	2,289	636,411
BioMarin Pharmaceutical, Inc.*	3,136	304,945
Exact Sciences Corp.*	3,183	215,839
Gilead Sciences, Inc.	21,312	1,768,257
Horizon Therapeutics PLC*	4,217	460,243
Incyte Corp.*	4,559	329,479
Moderna, Inc.*	6,673	1,024,839
Regeneron Pharmaceuticals, Inc.*	1,670	1,372,189
Sarepta Therapeutics, Inc.*	1,661	228,936
Seagen, Inc.*	3,311	670,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

Investments	Shares	Value
Vertex Pharmaceuticals, Inc.*	4,360	$1,373,705

Total Biotechnology		16,311,623

Broadline Retail - 2.6%
Amazon.com, Inc.*	181,119	18,707,782
eBay, Inc.	10,995	487,848
Etsy, Inc.*	2,119	235,908

Total Broadline Retail		19,431,538

Building Products - 0.3%
Carlisle Cos., Inc.	913	206,402
Carrier Global Corp.	12,579	575,489
Johnson Controls International PLC	13,653	822,183
Trane Technologies PLC	3,914	720,098

Total Building Products		2,324,172

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,891	579,591
Ares Management Corp., Class A	2,673	223,035
Bank of New York Mellon Corp.	15,521	705,274
BlackRock, Inc.	2,975	1,990,632
Blackstone, Inc.	14,183	1,245,835
Charles Schwab Corp.	28,113	1,472,559
CME Group, Inc.	7,103	1,360,367
Coinbase Global, Inc., Class A*	3,484	235,414
FactSet Research Systems, Inc.	765	317,544
Goldman Sachs Group, Inc.	6,375	2,085,326
Intercontinental Exchange, Inc.	11,254	1,173,680
KKR & Co., Inc.	13,501	709,072
LPL Financial Holdings, Inc.	1,553	314,327
MarketAxess Holdings, Inc.	647	253,165
Moody’s Corp.	2,949	902,453
Morgan Stanley	25,370	2,227,486
MSCI, Inc.	1,453	813,230
Nasdaq, Inc.	6,981	381,651
Northern Trust Corp.	4,246	374,200
Raymond James Financial, Inc.	3,577	333,627
S&P Global, Inc.	6,538	2,254,106
State Street Corp.	6,169	466,932
T. Rowe Price Group, Inc.	4,416	498,566

Total Capital Markets		20,918,072

Chemicals - 1.5%
Air Products & Chemicals, Inc.	4,094	1,175,838
Albemarle Corp.	2,022	446,943
CF Industries Holdings, Inc.	2,717	196,955
Corteva, Inc.	13,422	809,481
Dow, Inc.	14,038	769,563
DuPont de Nemours, Inc.	8,691	623,753
Ecolab, Inc.	5,102	844,534
FMC Corp.	2,316	282,853
International Flavors & Fragrances, Inc.	3,843	353,402
Linde PLC	9,781	3,476,559
LyondellBasell Industries NV, Class A	4,849	455,272
Mosaic Co.	4,953	227,244
PPG Industries, Inc.	3,914	522,832
Sherwin-Williams Co.	4,396	988,089

Total Chemicals		11,173,318

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,774	820,794
Copart, Inc.*	8,900	669,369
Republic Services, Inc.	3,948	533,849
Rollins, Inc.	5,579	209,380
Waste Connections, Inc.	4,981	692,708
Waste Management, Inc.	6,909	1,127,341

Total Commercial Services & Supplies		4,053,441

Communications Equipment - 0.8%
Arista Networks, Inc.*	5,133	861,625
Cisco Systems, Inc.	76,728	4,010,956
Motorola Solutions, Inc.	2,660	761,106

Total Communications Equipment		5,633,687

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,665	444,096

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,088	386,305
Vulcan Materials Co.	2,309	396,132

Total Construction Materials		782,437

Consumer Finance - 0.4%
American Express Co.	11,683	1,927,111
Capital One Financial Corp.	7,847	754,568
Discover Financial Services	4,307	425,704
Synchrony Financial	8,029	233,483

Total Consumer Finance		3,340,866

Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	8,732	4,338,669
Dollar General Corp.	3,959	833,211
Dollar Tree, Inc.*	3,962	568,745
Kroger Co.	12,414	612,879
Sysco Corp.	9,725	751,062
Target Corp.	8,153	1,350,381
Walgreens Boots Alliance, Inc.	14,630	505,906
Walmart, Inc.	28,009	4,129,927

Total Consumer Staples Distribution & Retail		13,090,780

Containers & Packaging - 0.2%
Amcor PLC	29,609	336,950
Avery Dennison Corp.	1,571	281,099
Ball Corp.	5,888	324,488
Packaging Corp. of America	1,715	238,094

Total Containers & Packaging		1,180,631

Distributors - 0.1%
Genuine Parts Co.	2,669	446,551
LKQ Corp.	5,482	311,158
Pool Corp.	787	269,500

Total Distributors		1,027,209

Diversified REITs - 0.0%
W.P. Carey, Inc.	4,107	318,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

Investments	Shares	Value
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	140,916	$2,712,633
Verizon Communications, Inc.	75,731	2,945,179

Total Diversified Telecommunication Services		5,657,812

Electric Utilities - 1.6%
Alliant Energy Corp.	4,166	222,464
American Electric Power Co., Inc.	10,011	910,901
Constellation Energy Corp.	5,257	412,674
Duke Energy Corp.	13,836	1,334,759
Edison International	6,930	489,189
Entergy Corp.	3,985	429,344
Evergy, Inc.	4,440	271,373
Eversource Energy	5,717	447,412
Exelon Corp.	18,095	758,000
FirstEnergy Corp.	10,016	401,241
NextEra Energy, Inc.	39,040	3,009,203
PG&E Corp.*	37,465	605,809
PPL Corp.	12,602	350,210
Southern Co.	19,046	1,325,221
Xcel Energy, Inc.	10,332	696,790

Total Electric Utilities		11,664,590

Electrical Equipment - 0.5%
AMETEK, Inc.	4,580	665,611
Eaton Corp. PLC	7,823	1,340,393
Emerson Electric Co.	11,107	967,864
Hubbell, Inc.	896	218,006
Rockwell Automation, Inc.	2,169	636,493

Total Electrical Equipment		3,828,367

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	10,255	838,039
CDW Corp.	2,547	496,385
Corning, Inc.	16,537	583,425
Keysight Technologies, Inc.*	3,084	498,004
TE Connectivity Ltd.	5,960	781,654
Teledyne Technologies, Inc.*	738	330,152
Trimble, Inc.*	4,809	252,088
Zebra Technologies Corp., Class A*	1,082	344,076

Total Electronic Equipment, Instruments & Components		4,123,823

Energy Equipment & Services - 0.3%
Baker Hughes Co.	16,389	472,987
Halliburton Co.	14,445	457,040
Schlumberger NV	27,963	1,372,983

Total Energy Equipment & Services		2,303,010

Entertainment - 1.4%
Activision Blizzard, Inc.	14,345	1,227,789
Electronic Arts, Inc.	4,581	551,781
Liberty Media Corp. - Liberty Formula One, Class C*	3,383	253,150
Netflix, Inc.*	8,195	2,831,209
ROBLOX Corp., Class A*	8,609	387,233
Spotify Technology SA*	2,067	276,192
Take-Two Interactive Software, Inc.*	3,126	372,932
Walt Disney Co.*	36,179	3,622,603
Warner Bros Discovery, Inc.*	44,414	670,651

Total Entertainment		10,193,540

Financial Services - 3.9%
Apollo Global Management, Inc.	6,685	422,225
Berkshire Hathaway, Inc., Class A*	7	3,259,200
Berkshire Hathaway, Inc., Class B*	23,552	7,272,151
Block, Inc.*	10,828	743,342
Fidelity National Information Services, Inc.	11,935	648,428
Fiserv, Inc.*	11,425	1,291,368
FleetCor Technologies, Inc.*	1,262	266,093
Global Payments, Inc.	4,305	453,058
MasterCard, Inc., Class A	16,521	6,003,897
PayPal Holdings, Inc.*	22,367	1,698,550
Visa, Inc., Class A	31,842	7,179,097

Total Financial Services		29,237,409

Food Products - 1.0%
Archer-Daniels-Midland Co.	8,602	685,235
Bunge Ltd.	2,432	232,305
Campbell Soup Co.	3,663	201,392
Conagra Brands, Inc.	8,275	310,809
General Mills, Inc.	9,817	838,961
Hershey Co.	2,658	676,222
Hormel Foods Corp.	6,318	251,962
J.M. Smucker Co.	1,945	306,085
Kellogg Co.	4,548	304,534
Kraft Heinz Co.	16,043	620,383
Lamb Weston Holdings, Inc.	2,505	261,822
McCormick & Co., Inc., Non-Voting Shares	4,052	337,167
Mondelez International, Inc., Class A	26,548	1,850,926
Tyson Foods, Inc., Class A	5,905	350,284

Total Food Products		7,228,087

Gas Utilities - 0.0%
Atmos Energy Corp.	2,531	284,383

Ground Transportation - 0.9%
CSX Corp.	39,273	1,175,834
JB Hunt Transport Services, Inc.	1,610	282,490
Norfolk Southern Corp.	4,219	894,428
Old Dominion Freight Line, Inc.	1,699	579,087
Uber Technologies, Inc.*	36,406	1,154,070
Union Pacific Corp.	11,887	2,392,378

Total Ground Transportation		6,478,287

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	31,734	3,213,385
Align Technology, Inc.*	1,434	479,157
Baxter International, Inc.	9,398	381,183
Becton Dickinson & Co.	4,934	1,221,363
Boston Scientific Corp.*	27,477	1,374,674
Cooper Cos., Inc.	951	355,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

Investments	Shares	Value
Dexcom, Inc.*	7,001	$813,376
Edwards Lifesciences Corp.*	10,860	898,448
GE HealthCare Technologies, Inc.*	7,075	580,362
Hologic, Inc.*	4,159	335,631
IDEXX Laboratories, Inc.*	1,475	737,618
Insulet Corp.*	923	294,400
Intuitive Surgical, Inc.*	6,326	1,616,103
Medtronic PLC	25,137	2,026,545
ResMed, Inc.	2,840	621,932
STERIS PLC	1,796	343,539
Stryker Corp.	7,075	2,019,700
Zimmer Biomet Holdings, Inc.	3,496	451,683

Total Health Care Equipment & Supplies		17,764,164

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	3,308	529,644
Cardinal Health, Inc.	4,737	357,644
Centene Corp.*	10,326	652,706
Cigna Group	5,283	1,349,965
CVS Health Corp.	24,737	1,838,206
Elevance Health, Inc.	4,384	2,015,807
HCA Healthcare, Inc.	4,127	1,088,207
Humana, Inc.	2,146	1,041,797
Laboratory Corp. of America Holdings	1,730	396,897
McKesson Corp.	2,517	896,178
Molina Healthcare, Inc.*	823	220,144
Quest Diagnostics, Inc.	2,018	285,507
UnitedHealth Group, Inc.	18,447	8,717,868

Total Health Care Providers & Services		19,390,570

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	12,782	280,821
Ventas, Inc.	7,364	319,229
Welltower, Inc.	9,147	655,748

Total Health Care REITs		1,255,798

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,479	455,615

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	7,569	941,584
Booking Holdings, Inc.*	743	1,970,741
Chipotle Mexican Grill, Inc.*	498	850,728
Darden Restaurants, Inc.	1,785	276,961
Domino’s Pizza, Inc.	678	223,652
DoorDash, Inc., Class A*	5,749	365,406
Expedia Group, Inc.*	2,276	220,840
Hilton Worldwide Holdings, Inc.	5,069	714,070
Las Vegas Sands Corp.*	6,545	376,010
Marriott International, Inc., Class A	5,518	916,209
McDonald’s Corp.	14,267	3,989,196
MGM Resorts International	5,608	249,107
Starbucks Corp.	22,555	2,348,652
Yum! Brands, Inc.	5,597	739,252

Total Hotels, Restaurants & Leisure		14,182,408

Household Durables - 0.2%
D.R. Horton, Inc.	4,664	455,626
Garmin Ltd.	3,129	315,779
Lennar Corp., Class A	4,192	440,621
NVR, Inc.*	59	328,759
PulteGroup, Inc.	3,845	224,087

Total Household Durables		1,764,872

Household Products - 1.3%
Church & Dwight Co., Inc.	4,249	375,654
Clorox Co.	2,234	353,508
Colgate-Palmolive Co.	15,463	1,162,045
Kimberly-Clark Corp.	6,283	843,304
Procter & Gamble Co.	46,107	6,855,650

Total Household Products		9,590,161

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	9,096	219,032

Industrial Conglomerates - 0.7%
3M Co.	9,009	946,936
General Electric Co.	19,363	1,851,103
Honeywell International, Inc.	13,227	2,527,944

Total Industrial Conglomerates		5,325,983

Industrial REITs - 0.3%
Prologis, Inc.	16,649	2,077,296

Insurance - 1.8%
Aflac, Inc.	10,575	682,299
Allstate Corp.	4,716	522,580
American International Group, Inc.	13,134	661,428
Aon PLC, Class A	3,763	1,186,436
Arch Capital Group Ltd.*	5,804	393,918
Arthur J. Gallagher & Co.	3,889	744,005
Brown & Brown, Inc.	4,960	284,803
Chubb Ltd.	7,757	1,506,254
Cincinnati Financial Corp.	2,812	315,169
Everest Re Group Ltd.	673	240,948
Hartford Financial Services Group, Inc.	5,231	364,548
Loews Corp.	3,711	215,312
Markel Corp.*	271	346,178
Marsh & McLennan Cos., Inc.	9,168	1,526,930
MetLife, Inc.	11,912	690,181
Principal Financial Group, Inc.	3,878	288,213
Progressive Corp.	11,008	1,574,805
Prudential Financial, Inc.	7,786	644,214
Travelers Cos., Inc.	3,891	666,956
W.R. Berkley Corp.	4,036	251,281
Willis Towers Watson PLC	1,784	414,566

Total Insurance		13,521,024

Interactive Media & Services - 4.2%
Alphabet, Inc., Class A*	115,683	11,999,798
Alphabet, Inc., Class C*	101,779	10,585,016
Meta Platforms, Inc., Class A*	41,308	8,754,818
Pinterest, Inc., Class A*	11,857	323,340
Snap, Inc., Class A*	22,992	257,740

Total Interactive Media & Services		31,920,712

IT Services - 1.3%
Accenture PLC, Class A	13,052	3,730,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

Investments	Shares	Value
Akamai Technologies, Inc.*	3,131	$245,157
Cloudflare, Inc., Class A*	4,431	273,215
Cognizant Technology Solutions Corp., Class A	8,845	538,926
EPAM Systems, Inc.*	841	251,459
Gartner, Inc.*	1,465	477,253
GoDaddy, Inc., Class A*	2,973	231,062
International Business Machines Corp.	16,507	2,163,903
MongoDB, Inc.*	1,151	268,321
Okta, Inc.*	2,895	249,665
Snowflake, Inc., Class A*	6,434	992,702
Twilio, Inc., Class A*	3,614	240,801
VeriSign, Inc.*	1,670	352,921

Total IT Services		10,015,777

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	5,544	766,957
Avantor, Inc.*	8,329	176,075
Bio-Rad Laboratories, Inc., Class A*	456	218,433
Bio-Techne Corp.	3,402	252,394
Danaher Corp.	13,541	3,412,874
Illumina, Inc.*	2,629	611,374
IQVIA Holdings, Inc.*	3,531	702,281
Mettler-Toledo International, Inc.*	405	619,735
PerkinElmer, Inc.	1,835	244,532
Thermo Fisher Scientific, Inc.	7,514	4,330,844
Waters Corp.*	1,104	341,832
West Pharmaceutical Services, Inc.	1,381	478,475

Total Life Sciences Tools & Services		12,155,806

Machinery - 1.6%
Caterpillar, Inc.	9,516	2,177,641
Cummins, Inc.	2,582	616,788
Deere & Co.	5,351	2,209,321
Dover Corp.	2,748	417,531
Fortive Corp.	6,481	441,810
Graco, Inc.	3,164	231,004
IDEX Corp.	1,384	319,746
Illinois Tool Works, Inc.	5,044	1,227,962
Ingersoll Rand, Inc.	6,375	370,898
Nordson Corp.	1,032	229,372
Otis Worldwide Corp.	8,371	706,512
PACCAR, Inc.	10,146	742,687
Parker-Hannifin Corp.	2,574	865,147
Snap-on, Inc.	1,034	255,284
Stanley Black & Decker, Inc.	3,042	245,124
Toro Co.	1,828	203,201
Westinghouse Air Brake Technologies Corp.	3,488	352,497
Xylem, Inc.	3,014	315,566

Total Machinery		11,928,091

Media - 0.7%
Charter Communications, Inc., Class A*	2,514	899,031
Comcast Corp., Class A	80,080	3,035,833
Interpublic Group of Cos., Inc.	6,712	249,955
Omnicom Group, Inc.	3,949	372,549
Trade Desk, Inc., Class A*	7,833	477,108

Total Media		5,034,476

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	24,895	1,018,455
Newmont Corp.	14,956	733,143
Nucor Corp.	4,269	659,432
Reliance Steel & Aluminum Co.	974	250,065
Steel Dynamics, Inc.	3,055	345,398

Total Metals & Mining		3,006,493

Multi-Utilities - 0.7%
Ameren Corp.	4,795	414,240
CenterPoint Energy, Inc.	9,710	286,057
CMS Energy Corp.	5,519	338,756
Consolidated Edison, Inc.	6,296	602,338
Dominion Energy, Inc.	14,632	818,075
DTE Energy Co.	3,247	355,676
NiSource, Inc.	7,960	222,562
Public Service Enterprise Group, Inc.	9,327	582,471
Sempra Energy	5,466	826,241
WEC Energy Group, Inc.	5,748	544,853

Total Multi-Utilities		4,991,269

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	3,120	391,841

Oil, Gas & Consumable Fuels - 3.6%
APA Corp.	5,142	185,420
Cheniere Energy, Inc.	4,460	702,896
Chevron Corp.	32,086	5,235,152
ConocoPhillips	22,585	2,240,658
Coterra Energy, Inc.	13,978	343,020
Devon Energy Corp.	11,314	572,601
Diamondback Energy, Inc.	3,552	480,124
EOG Resources, Inc.	11,138	1,276,749
EQT Corp.	6,868	219,158
Exxon Mobil Corp.	75,744	8,306,087
Hess Corp.	4,285	567,077
Kinder Morgan, Inc.	38,716	677,917
Marathon Oil Corp.	11,151	267,178
Marathon Petroleum Corp.	8,458	1,140,392
Occidental Petroleum Corp.	13,413	837,374
ONEOK, Inc.	8,268	525,349
Phillips 66	8,534	865,177
Pioneer Natural Resources Co.	3,865	789,388
Targa Resources Corp.	4,210	307,119
Texas Pacific Land Corp.	147	250,050
Valero Energy Corp.	6,751	942,440
Williams Cos., Inc.	21,282	635,480

Total Oil, Gas & Consumable Fuels		27,366,806

Passenger Airlines - 0.1%
Delta Air Lines, Inc.*	12,950	452,214
Southwest Airlines Co.	10,983	357,387
United Airlines Holdings, Inc.*	5,589	247,313

Total Passenger Airlines		1,056,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

Investments	Shares	Value
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,522	$1,114,492

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	38,793	2,688,743
Eli Lilly & Co.	15,645	5,372,806
Johnson & Johnson	50,655	7,851,525
Merck & Co., Inc.	47,224	5,024,161
Pfizer, Inc.	105,761	4,315,049
Royalty Pharma PLC, Class A	6,044	217,765
Viatris, Inc.	23,438	225,474
Zoetis, Inc.	8,837	1,470,830

Total Pharmaceuticals		27,166,353

Professional Services - 0.7%
Automatic Data Processing, Inc.	7,648	1,702,674
Booz Allen Hamilton Holding Corp.	2,323	215,319
Broadridge Financial Solutions, Inc.	2,119	310,582
CoStar Group, Inc.*	7,437	512,037
Equifax, Inc.	1,947	394,930
Jacobs Solutions, Inc.	2,140	251,471
Leidos Holdings, Inc.	2,505	230,610
Paychex, Inc.	5,817	666,570
SS&C Technologies Holdings, Inc.	4,827	272,581
Verisk Analytics, Inc.	2,885	553,516

Total Professional Services		5,110,290

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	6,088	443,267

Residential REITs - 0.3%
AvalonBay Communities, Inc.	2,012	338,137
Equity LifeStyle Properties, Inc.	3,609	242,272
Equity Residential	4,903	294,180
Essex Property Trust, Inc.	1,332	278,575
Invitation Homes, Inc.	8,544	266,829
Mid-America Apartment Communities, Inc.	2,470	373,069
Sun Communities, Inc.	1,773	249,780
UDR, Inc.	6,570	269,764

Total Residential REITs		2,312,606

Retail REITs - 0.2%
Kimco Realty Corp.	9,487	185,281
Realty Income Corp.	12,635	800,048
Simon Property Group, Inc.	6,158	689,512

Total Retail REITs		1,674,841

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc.*	31,276	3,065,361
Analog Devices, Inc.	10,060	1,984,033
Applied Materials, Inc.	15,573	1,912,832
Broadcom, Inc.	6,556	4,205,936
Enphase Energy, Inc.*	2,462	517,709
Entegris, Inc.	2,297	188,377
First Solar, Inc.*	1,941	422,168
Intel Corp.	77,501	2,531,958
KLA Corp.	2,625	1,047,821
Lam Research Corp.	2,468	1,308,336
Marvell Technology, Inc.	13,409	580,610
Microchip Technology, Inc.	10,426	873,490
Micron Technology, Inc.	18,888	1,139,702
Monolithic Power Systems, Inc.	777	388,920
NVIDIA Corp.	45,968	12,768,531
ON Semiconductor Corp.*	7,182	591,222
QUALCOMM, Inc.	20,542	2,620,748
Skyworks Solutions, Inc.	3,188	376,120
SolarEdge Technologies, Inc.*	1,064	323,403
Teradyne, Inc.	2,487	267,377
Texas Instruments, Inc.	16,886	3,140,965

Total Semiconductors & Semiconductor Equipment		40,255,619

Software - 9.0%
Adobe, Inc.*	8,379	3,229,015
ANSYS, Inc.*	1,601	532,813
Atlassian Corp., Class A*	2,012	344,394
Autodesk, Inc.*	4,186	871,358
Cadence Design Systems, Inc.*	5,111	1,073,770
Crowdstrike Holdings, Inc., Class A*	4,423	607,101
Datadog, Inc., Class A*	6,058	440,174
DocuSign, Inc.*	4,131	240,837
Fair Isaac Corp.*	440	309,184
Fortinet, Inc.*	12,441	826,829
HubSpot, Inc.*	885	379,444
Intuit, Inc.	5,153	2,297,362
Microsoft Corp.	145,863	42,052,303
Oracle Corp.	30,775	2,859,613
Palantir Technologies, Inc., Class A*	37,618	317,872
Palo Alto Networks, Inc.*	5,981	1,194,645
Paycom Software, Inc.*	1,105	335,931
PTC, Inc.*	1,957	250,946
Roper Technologies, Inc.	1,814	799,412
Salesforce, Inc.*	19,390	3,873,734
ServiceNow, Inc.*	3,562	1,655,333
Splunk, Inc.*	2,928	280,737
Synopsys, Inc.*	2,826	1,091,542
Tyler Technologies, Inc.*	826	292,933
VMware, Inc., Class A*	4,604	574,809
Workday, Inc., Class A*	3,788	782,373
Zoom Video Communications, Inc., Class A*	5,129	378,725

Total Software		67,893,189

Specialized REITs - 1.1%
American Tower Corp.	9,207	1,881,358
Crown Castle, Inc.	8,653	1,158,118
Digital Realty Trust, Inc.	5,666	557,024
Equinix, Inc.	1,717	1,238,026
Extra Space Storage, Inc.	2,054	334,658
Gaming & Leisure Properties, Inc.	4,584	238,643
Iron Mountain, Inc.	5,234	276,931
Public Storage	2,964	895,543
SBA Communications Corp.	2,055	536,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

Investments	Shares	Value
VICI Properties, Inc.	16,884	$550,756
Weyerhaeuser Co.	11,571	348,634

Total Specialized REITs		8,016,190

Specialty Retail - 1.8%
AutoZone, Inc.*	299	734,987
Best Buy Co., Inc.	3,900	305,253
Home Depot, Inc.	19,614	5,788,483
Lowe’s Cos., Inc.	11,527	2,305,054
O’Reilly Automotive, Inc.*	1,148	974,629
Ross Stores, Inc.	5,761	611,415
TJX Cos., Inc.	22,613	1,771,955
Tractor Supply Co.	2,153	506,041
Ulta Beauty, Inc.*	931	508,019

Total Specialty Retail		13,505,836

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	291,253	48,027,620
Hewlett Packard Enterprise Co.	25,213	401,643
HP, Inc.	16,782	492,552
NetApp, Inc.	2,566	163,839

Total Technology Hardware, Storage & Peripherals		49,085,654

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.*	2,042	743,676
NIKE, Inc., Class B	23,921	2,933,671

Total Textiles, Apparel & Luxury Goods		3,677,347

Tobacco - 0.5%
Altria Group, Inc.	33,201	1,481,429
Philip Morris International, Inc.	26,478	2,574,985

Total Tobacco		4,056,414

Trading Companies & Distributors - 0.2%
Fastenal Co.	10,210	550,728
United Rentals, Inc.	1,278	505,781
W.W. Grainger, Inc.	873	601,331

Total Trading Companies & Distributors		1,657,840

Water Utilities - 0.1%
American Water Works Co., Inc.	3,730	546,408

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	12,062	1,747,060

Total United States		664,922,444

TOTAL COMMON STOCKS (Cost: $667,513,905)		668,703,289

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(a)(b) (Cost: $47,953)	47,953	47,953

TOTAL INVESTMENTS IN SECURITIES - 88.8% (Cost: $667,561,858)		668,751,242
Other Assets less Liabilities - 11.2%		84,403,167

NET ASSETS - 100.0%		$753,154,409

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

At March 31, 2023, the Fund had securities on loan having a total market value of $268,876 that were sold and pending settlement. The total market value of the collateral held by the Fund was $276,973. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $229,020.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	426	6/30/23	$87,949,032	$965,157
5 Year U.S. Treasury Note	810	6/30/23	88,701,328	1,856,027
10 Year U.S. Treasury Note	776	6/21/23	89,179,375	2,524,235
U.S. Treasury Long Bond	678	6/21/23	88,923,937	4,052,669
Ultra 10 Year U.S. Treasury Note	737	6/21/23	89,280,641	2,965,274

			$444,034,313	$12,363,362

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$31,920,712	$—	$0	*	$31,920,712
Other	636,782,577	—	—		636,782,577
Investment of Cash Collateral for Securities Loaned	—	47,953	—		47,953

Total Investments in Securities	$668,703,289	$47,953	$0		$668,751,242

Financial Derivative Instruments
Futures Contracts[1]	12,363,362	—	—		12,363,362

Total - Net	$681,066,651	$47,953	$0		$681,114,604

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 1.5%

IT Services - 0.6%
Appen Ltd.*	28,742	$54,285

Software - 0.9%
BrainChip Holdings Ltd.*	245,054	77,959

Total Australia		132,244

Canada - 2.7%
Machinery - 1.3%
ATS Corp.*	2,728	114,071

Software - 1.4%
Kinaxis, Inc.*	880	120,658

Total Canada		234,729

China - 2.8%
Automobile Components - 1.1%
Nexteer Automotive Group Ltd.	152,000	95,848

Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors NV	820	152,909

Total China		248,757

Germany - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Infineon Technologies AG	4,667	191,055

Israel - 2.9%
Automobile Components - 1.5%
Mobileye Global, Inc., Class A*	3,059	132,363

Health Care Equipment & Supplies - 0.4%
Nano-X Imaging Ltd.*	5,990	34,562

Technology Hardware, Storage & Peripherals - 1.0%
Nano Dimension Ltd., ADR*(a)	30,599	88,431

Total Israel		255,356

Japan - 5.0%
Automobile Components - 1.1%
Denso Corp.	1,696	94,848

Electronic Equipment, Instruments & Components - 1.1%
Omron Corp.	1,725	99,892

Machinery - 1.3%
FANUC Corp.	3,115	111,409

Software - 1.5%
Appier Group, Inc.*	10,100	127,341

Total Japan		433,490

Netherlands - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV, Registered shares	242	164,732

South Korea - 3.2%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix, Inc.	1,977	134,549

Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd.	2,937	144,385

Total South Korea		278,934

Sweden - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Hexagon AB, Class B	7,426	85,113

Switzerland - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
STMicroelectronics NV	3,769	200,462

Taiwan - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Alchip Technologies Ltd.	5,200	211,774
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,897	176,459

Total Taiwan		388,233

United Kingdom - 0.8%
Software - 0.8%
Darktrace PLC*(a)	22,316	71,106

United States - 69.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	199	94,073

Automobile Components - 0.8%
Luminar Technologies, Inc.*(a)	10,698	69,430

Automobiles - 1.1%
Tesla, Inc.*	462	95,847

Biotechnology - 1.6%
Bioxcel Therapeutics, Inc.*	4,947	92,311
Recursion Pharmaceuticals, Inc., Class A*	6,639	44,282

Total Biotechnology		136,593

Broadline Retail - 1.0%
Amazon.com, Inc.*	820	84,698

Consumer Finance - 0.7%
Upstart Holdings, Inc.*(a)	3,690	58,634

Electrical Equipment - 0.4%
Stem, Inc.*(a)	6,187	35,080

Electronic Equipment, Instruments & Components - 1.0%
Cognex Corp.	1,770	87,704

Insurance - 0.6%
Lemonade, Inc.*(a)	3,646	51,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2023

Investments	Shares	Value
Interactive Media & Services - 2.8%
Alphabet, Inc., Class A*	860	$89,208
Meta Platforms, Inc., Class A*	740	156,835

Total Interactive Media & Services		246,043

IT Services - 3.4%
Grid Dynamics Holdings, Inc.*	7,848	89,938
Snowflake, Inc., Class A*	520	80,231
Twilio, Inc., Class A*	1,882	125,398

Total IT Services		295,567

Life Sciences Tools & Services - 0.9%
Illumina, Inc.*	340	79,067

Machinery - 1.0%
Deere & Co.	222	91,659

Semiconductors & Semiconductor Equipment - 23.3%
Advanced Micro Devices, Inc.*	1,930	189,159
Ambarella, Inc.*	2,199	170,247
Analog Devices, Inc.	859	169,412
Ceva, Inc.*	2,198	66,885
GLOBALFOUNDRIES, Inc.*	2,169	156,558
Lattice Semiconductor Corp.*	2,169	207,139
Micron Technology, Inc.	2,258	136,248
NVIDIA Corp.	859	238,604
ON Semiconductor Corp.*	1,870	153,938
QUALCOMM, Inc.	1,150	146,717
Synaptics, Inc.*	1,330	147,830
Teradyne, Inc.	1,450	155,890
Wolfspeed, Inc.*	1,529	99,309

Total Semiconductors & Semiconductor Equipment		2,037,936

Software - 27.3%
Alteryx, Inc., Class A*	2,218	130,507
ANSYS, Inc.*	410	136,448
Appian Corp., Class A*	2,599	115,344
Autodesk, Inc.*	360	74,938
C3.ai, Inc., Class A*	6,966	233,849
Cadence Design Systems, Inc.*	840	176,476
Cerence, Inc.*	5,720	160,675
Crowdstrike Holdings, Inc., Class A*	729	100,062
CS Disco, Inc.*	7,978	52,974
Dynatrace, Inc.*	2,719	115,014
Elastic NV*	1,560	90,324
Microsoft Corp.	339	97,734
Procore Technologies, Inc.*	1,410	88,308
PROS Holdings, Inc.*	3,758	102,969
PTC, Inc.*	630	80,785
SentinelOne, Inc., Class A*	5,490	89,816
ServiceNow, Inc.*	252	117,109
Synopsys, Inc.*	422	162,997
UiPath, Inc., Class A*	8,249	144,852
Unity Software, Inc.*	2,559	83,014
Veritone, Inc.*	6,007	35,021

Total Software		2,389,216

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	557	91,850
IonQ, Inc.*	15,595	95,909

Total Technology Hardware, Storage & Peripherals		187,759

Total United States		6,041,298

TOTAL COMMON STOCKS (Cost: $8,639,118)		8,725,509

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b) (Cost: $198,180)	198,180	198,180

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $8,837,298)		8,923,689
Other Assets less Liabilities - (2.1)%		(186,438)

NET ASSETS - 100.0%		$8,737,251

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $271,281 and the total market value of the collateral held by the Fund was $283,186. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $85,006.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,725,509	$—	$—	$8,725,509
Investment of Cash Collateral for Securities Loaned	—	198,180	—	198,180

Total Investments in Securities	$8,725,509	$198,180	$—	$8,923,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 4.0%

Metals & Mining - 4.0%
Allkem Ltd.*	6,204	$49,363
IGO Ltd.	2,246	19,209
Mincor Resources NL*	22,570	21,238
Mineral Resources Ltd.	829	44,746
Pilbara Minerals Ltd.	18,732	49,430
Syrah Resources Ltd.*	23,566	28,963

Total Metals & Mining		212,949

Belgium - 3.2%

Chemicals - 3.2%
Umicore SA	5,025	170,388

Canada - 3.7%

Commercial Services & Supplies - 1.9%
Li-Cycle Holdings Corp.*	17,953	101,075

Electrical Equipment - 1.8%
Ballard Power Systems, Inc.*(a)	16,670	92,852

Total Canada		193,927

Chile - 0.6%

Chemicals - 0.6%
Sociedad Quimica y Minera de Chile SA, ADR	401	32,505

China - 24.4%

Automobile Components - 0.6%
Tianneng Power International Ltd.(a)	28,000	33,137

Chemicals - 6.5%
Do-Fluoride New Materials Co. Ltd., Class A	4,200	20,311
Ganfeng Lithium Group Co. Ltd., Class A	3,700	35,813
Guangzhou Tinci Materials Technology Co. Ltd., Class A	4,500	27,495
Ningbo Shanshan Co. Ltd., Class A	8,900	22,330
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,900	64,683
Shenzhen Capchem Technology Co. Ltd., Class A	5,240	37,229
Shenzhen Dynanonic Co. Ltd., Class A*	600	16,550
Shinghwa Advanced Material Group Co. Ltd., Class A	700	8,357
Sichuan Yahua Industrial Group Co. Ltd., Class A	7,600	23,429
Tianqi Lithium Corp., Class A*	3,100	34,091
Yunnan Energy New Material Co. Ltd., Class A	1,700	28,176
Zangge Mining Co. Ltd., Class A*	6,900	24,275

Total Chemicals		342,739

Construction & Engineering - 0.3%
China Energy Engineering Corp. Ltd., Class H(a)	126,000	15,730

Electrical Equipment - 11.0%
Beijing Easpring Material Technology Co. Ltd., Class A	2,800	23,453
Camel Group Co. Ltd., Class A	40,600	58,234
Contemporary Amperex Technology Co. Ltd., Class A*	1,300	76,866
East Group Co. Ltd., Class A	13,200	14,954
Eve Energy Co. Ltd., Class A	2,700	27,404
Fangda Carbon New Material Co. Ltd., Class A*	8,800	8,252
Gotion High-tech Co. Ltd., Class A	15,100	65,547
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,600	29,876
Jiangxi Special Electric Motor Co. Ltd., Class A*	4,600	10,309
NARI Technology Co. Ltd., Class A	12,320	48,636
Ningbo Ronbay New Energy Technology Co. Ltd., Class A*	5,362	53,407
Qingdao TGOOD Electric Co. Ltd., Class A	40,900	105,119
Sungrow Power Supply Co. Ltd., Class A	2,900	44,281
Zhejiang Narada Power Source Co. Ltd., Class A*	4,800	16,167

Total Electrical Equipment		582,505

Electronic Equipment, Instruments & Components - 0.2%
Shenzhen Deren Electronic Co. Ltd., Class A*	6,000	8,492

Energy Equipment & Services - 0.2%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	18,400	11,896

Industrial Conglomerates - 0.8%
China Baoan Group Co. Ltd., Class A	24,100	39,902

Metals & Mining - 4.3%
CMOC Group Ltd., Class H	21,000	12,707
GEM Co. Ltd., Class A	126,300	137,385
Jinchuan Group International Resources Co. Ltd.	123,000	9,871
Nanjing Hanrui Cobalt Co. Ltd., Class A	2,500	15,396
Tibet Mineral Development Co., Class A*	4,600	24,201
Xiamen Tungsten Co. Ltd., Class A	4,900	14,542
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,800	14,416

Total Metals & Mining		228,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2023

Investments	Shares	Value
Pharmaceuticals - 0.2%
Zhejiang NHU Co. Ltd., Class A	2,980	$7,789

Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	76	14,172

Total China		1,284,880

Finland - 1.2%

Machinery - 1.2%
Wartsila Oyj Abp	6,565	61,968

France - 2.3%

Aerospace & Defense - 1.0%
Airbus SE	375	50,227

Automobiles - 0.5%
Renault SA*	706	28,841

Metals & Mining - 0.4%
Eramet SA	204	21,321

Multi-Utilities - 0.4%
Engie SA	1,251	19,808

Total France		120,197

Germany - 10.1%

Automobiles - 1.8%
Bayerische Motoren Werke AG	761	83,456
Mercedes-Benz Group AG	160	12,304

Total Automobiles		95,760

Chemicals - 2.8%
BASF SE	2,756	144,802

Industrial Conglomerates - 1.1%
Siemens AG, Registered Shares	346	56,109

Multi-Utilities - 1.7%
E.ON SE	7,158	89,433

Semiconductors & Semiconductor Equipment - 2.7%
Infineon Technologies AG	428	17,521
SMA Solar Technology AG*	1,182	127,070

Total Semiconductors & Semiconductor Equipment		144,591

Total Germany		530,695

Indonesia - 2.3%

Metals & Mining - 2.3%
Aneka Tambang Tbk	121,500	16,935
Nickel Industries Ltd.	41,770	25,178
Vale Indonesia Tbk PT*	176,900	78,455

Total Indonesia		120,568

Japan - 12.9%

Automobile Components - 0.2%
Denso Corp.	200	11,185

Automobiles - 1.7%
Honda Motor Co. Ltd., ADR	445	11,788
Nissan Motor Co. Ltd.(a)	18,000	67,772
Toyota Motor Corp.	700	9,888

Total Automobiles		89,448

Building Products - 0.3%
Central Glass Co. Ltd.	600	13,241

Chemicals - 2.7%
Asahi Kasei Corp.	5,500	38,280
Resonac Holdings Corp.	1,700	27,795
Tanaka Chemical Corp.*	2,900	32,510
W-Scope Corp.*	4,500	42,400

Total Chemicals		140,985

Electrical Equipment - 1.3%
Fuji Electric Co. Ltd.	600	23,443
Fujikura Ltd.	1,600	11,277
GS Yuasa Corp.(a)	2,000	35,795

Total Electrical Equipment		70,515

Electronic Equipment, Instruments & Components - 3.8%
Iriso Electronics Co. Ltd.	400	14,757
TDK Corp.	5,200	184,612

Total Electronic Equipment, Instruments & Components		199,369

Household Durables - 0.4%
Panasonic Holdings Corp.	1,500	13,322
Sony Group Corp.	100	9,005

Total Household Durables		22,327

Machinery - 0.6%
Mitsubishi Heavy Industries Ltd.	900	32,973

Metals & Mining - 0.7%
Nippon Denko Co. Ltd.(a)	9,700	26,019
Sumitomo Metal Mining Co. Ltd.	300	11,381

Total Metals & Mining		37,400

Oil, Gas & Consumable Fuels - 1.2%
Iwatani Corp.	1,500	65,256

Total Japan		682,699

Netherlands - 1.1%

Electrical Equipment - 1.1%
Alfen NV*(a)(b)	740	58,786

Russia - 0.0%

Metals & Mining - 0.0%
MMC Norilsk Nickel PJSC, ADR*†	36	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2023

Investments	Shares	Value
South Korea - 7.1%

Automobiles - 0.2%
Hyundai Motor Co.	83	$11,763

Chemicals - 1.6%
LG Chem Ltd.	93	50,863
Soulbrain Co. Ltd.	183	33,034

Total Chemicals		83,897

Construction Materials - 1.2%
POSCO Chemical Co. Ltd.	296	61,958

Electrical Equipment - 2.8%
Ecopro BM Co. Ltd.	446	76,911
Hyundai Electric & Energy System Co. Ltd.	441	12,838
LG Energy Solution Ltd.*	94	42,168
LS Electric Co. Ltd.	367	15,928

Total Electrical Equipment		147,845

Electronic Equipment, Instruments & Components - 1.0%
Samsung SDI Co. Ltd.	94	53,070

Oil, Gas & Consumable Fuels - 0.3%
SK Innovation Co. Ltd.*	129	17,767

Total South Korea		376,300

Taiwan - 1.0%

Electronic Equipment, Instruments & Components - 1.0%
Simplo Technology Co. Ltd.	5,000	49,758

United Kingdom - 3.5%

Aerospace & Defense - 2.9%
Rolls-Royce Holdings PLC*	83,288	153,463

Chemicals - 0.6%
Johnson Matthey PLC	1,354	33,207

Total United Kingdom		186,670

United States - 22.1%

Aerospace & Defense - 2.2%
Boeing Co.*	367	77,962
Lockheed Martin Corp.	76	35,927

Total Aerospace & Defense		113,889

Automobile Components - 5.4%
Aptiv PLC*	117	13,126
QuantumScape Corp.*(a)	25,240	206,463
Solid Power, Inc.*	21,535	64,821

Total Automobile Components		284,410

Automobiles - 1.0%
General Motors Co.	582	21,348
Tesla, Inc.*	159	32,986

Total Automobiles		54,334

Chemicals - 1.7%
Albemarle Corp.	208	45,976
Livent Corp.*	2,079	45,156

Total Chemicals		91,132

Construction & Engineering - 0.5%
Primoris Services Corp.	980	24,167

Electrical Equipment - 8.2%
Blink Charging Co.*	12,770	110,461
Bloom Energy Corp., Class A*	4,826	96,182
EnerSys	1,530	132,926
FuelCell Energy, Inc.*(a)	28,945	82,493
GrafTech International Ltd.	2,588	12,578

Total Electrical Equipment		434,640

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	159	12,994
Belden, Inc.	164	14,230

Total Electronic Equipment, Instruments & Components		27,224

Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.*	94	7,711

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	513	12,353

Industrial Conglomerates - 0.5%
General Electric Co.	276	26,385

Machinery - 0.8%
Caterpillar, Inc.	136	31,122
ITT, Inc.	156	13,463

Total Machinery		44,585

Metals & Mining - 0.2%
Steel Dynamics, Inc.	112	12,663

Semiconductors & Semiconductor Equipment - 0.7%
QUALCOMM, Inc.	163	20,795
Texas Instruments, Inc.	72	13,393

Total Semiconductors & Semiconductor Equipment		34,188

Total United States		1,167,681

TOTAL COMMON STOCKS (Cost: $5,279,298)		5,249,971

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c) (Cost: $117,076)	117,076	117,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2023

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $5,396,374)	$5,367,047
Other Assets less Liabilities - (1.7)%	(89,512)

NET ASSETS - 100.0%	$5,277,535

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $339,591 and the total market value of the collateral held by the Fund was $354,973. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $237,897.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$633,419	$—	$0	*	$633,419
Other	4,616,552	—	—		4,616,552
Investment of Cash Collateral for Securities Loaned	—	117,076	—		117,076

Total Investments in Securities	$5,249,971	$117,076	$0		$5,367,047

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 1.2%

Chemicals - 1.2%
Nufarm Ltd.	8,338	$31,887

Canada - 0.7%

Chemicals - 0.7%
Nutrien Ltd.	262	19,349

Denmark - 3.5%

Biotechnology - 1.1%
Genmab A/S, ADR*	840	31,719

Chemicals - 2.4%
Chr Hansen Holding A/S	360	27,355
Novozymes A/S, Class B	735	37,615

Total Chemicals		64,970

Total Denmark		96,689

Germany - 4.7%

Biotechnology - 1.3%
BioNTech SE, ADR	222	27,654
CureVac NV*	1,072	7,472

Total Biotechnology		35,126

Life Sciences Tools & Services - 0.8%
Evotec SE*	966	20,397

Oil, Gas & Consumable Fuels - 1.4%
CropEnergies AG	685	8,410
VERBIO Vereinigte BioEnergie AG	631	29,629

Total Oil, Gas & Consumable Fuels		38,039

Pharmaceuticals - 1.2%
Bayer AG, Registered Shares	532	33,940

Total Germany		127,502

Japan - 2.7%

Biotechnology - 0.9%
Takara Bio, Inc.	1,900	24,740

Pharmaceuticals - 1.8%
Takeda Pharmaceutical Co. Ltd.	1,500	49,027

Total Japan		73,767

Netherlands - 2.1%

Biotechnology - 0.6%
uniQure NV*	793	15,971

Life Sciences Tools & Services - 1.5%
QIAGEN NV*	928	42,623

Total Netherlands		58,594

Sweden - 0.8%

Biotechnology - 0.8%
Vitrolife AB	1,013	21,023

Switzerland - 1.8%

Biotechnology - 0.4%
CRISPR Therapeutics AG*(a)	266	12,031

Pharmaceuticals - 1.4%
Novartis AG, Registered Shares	414	37,958

Total Switzerland		49,989

United Kingdom - 4.4%

Biotechnology - 0.9%
Genus PLC	725	25,763

Life Sciences Tools & Services - 0.3%
Oxford Nanopore Technologies PLC*	2,789	7,673

Pharmaceuticals - 3.2%
AstraZeneca PLC, ADR	1,273	88,359

Total United Kingdom		121,795

United States - 77.9%

Biotechnology - 36.2%
2seventy bio, Inc.*	551	5,620
Agenus, Inc.*	9,058	13,768
Agios Pharmaceuticals, Inc.*	759	17,434
Allogene Therapeutics, Inc.*(a)	2,457	12,138
Alnylam Pharmaceuticals, Inc.*	253	50,681
Amgen, Inc.	186	44,966
Amicus Therapeutics, Inc.*	2,977	33,015
Arcturus Therapeutics Holdings, Inc.*	848	20,327
Arrowhead Pharmaceuticals, Inc.*	365	9,271
Beam Therapeutics, Inc.*	373	11,421
Biogen, Inc.*	178	49,489
BioMarin Pharmaceutical, Inc.*	427	41,521
Blueprint Medicines Corp.*	573	25,779
Bridgebio Pharma, Inc.*(a)	793	13,148
Caribou Biosciences, Inc.*	2,882	15,303
Editas Medicine, Inc.*	721	5,227
Exact Sciences Corp.*	277	18,783
Fate Therapeutics, Inc.*	377	2,149
Geron Corp.*	9,427	20,457
Gilead Sciences, Inc.	709	58,826
Gossamer Bio, Inc.*	2,078	2,618
Inovio Pharmaceuticals, Inc.*	6,544	5,366
Intellia Therapeutics, Inc.*	199	7,417
Ionis Pharmaceuticals, Inc.*	566	20,229
Iovance Biotherapeutics, Inc.*	907	5,542
Mirati Therapeutics, Inc.*	149	5,540
Moderna, Inc.*	152	23,344
Myriad Genetics, Inc.*	1,296	30,106
Natera, Inc.*	356	19,765
Novavax, Inc.*(a)	410	2,841
Precigen, Inc.*	4,372	4,634
Regeneron Pharmaceuticals, Inc.*	75	61,625
REGENXBIO, Inc.*	1,637	30,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2023

Investments	Shares	Value
Sangamo Therapeutics, Inc.*	3,535	$6,222
Sarepta Therapeutics, Inc.*	466	64,229
Seagen, Inc.*	266	53,857
Stoke Therapeutics, Inc.*	1,438	11,979
Twist Bioscience Corp.*	940	14,175
Ultragenyx Pharmaceutical, Inc.*	379	15,198
United Therapeutics Corp.*	48	10,750
Veracyte, Inc.*	1,208	26,938
Vericel Corp.*	518	15,188
Vertex Pharmaceuticals, Inc.*	224	70,576
Verve Therapeutics, Inc.*	1,172	16,900

Total Biotechnology		995,318

Chemicals - 8.1%
Amyris, Inc.*	11,098	15,093
Corteva, Inc.	900	54,279
Dow, Inc.	683	37,442
DuPont de Nemours, Inc.	422	30,287
FMC Corp.	392	47,875
Ginkgo Bioworks Holdings, Inc.*	10,399	13,831
Origin Materials, Inc.*(a)	5,389	23,011

Total Chemicals		221,818

Food Products - 5.2%
Archer-Daniels-Midland Co.	666	53,053
Benson Hill, Inc.*(a)	5,140	5,911
Beyond Meat, Inc.*	1,340	21,748
Darling Ingredients, Inc.*	577	33,697
Tyson Foods, Inc., Class A	471	27,940

Total Food Products		142,349

Health Care Providers & Services - 2.5%
Invitae Corp.*(a)	3,568	4,817
Laboratory Corp. of America Holdings	176	40,378
NeoGenomics, Inc.*	1,368	23,817

Total Health Care Providers & Services		69,012

Life Sciences Tools & Services - 14.1%
10X Genomics, Inc., Class A*	311	17,351
Agilent Technologies, Inc.	356	49,249
Bio-Rad Laboratories, Inc., Class A*	62	29,699
Bio-Techne Corp.	436	32,347
Codexis, Inc.*	1,603	6,636
Danaher Corp.	199	50,156
Illumina, Inc.*	116	26,976
NanoString Technologies, Inc.*	733	7,257
Pacific Biosciences of California, Inc.*	1,313	15,205
PerkinElmer, Inc.	374	49,839
Repligen Corp.*	243	40,911
Thermo Fisher Scientific, Inc.	105	60,519

Total Life Sciences Tools & Services		386,145

Oil, Gas & Consumable Fuels - 1.4%
Green Plains, Inc.*	1,239	38,397

Pharmaceuticals - 10.4%
Catalent, Inc.*	439	28,847
Eli Lilly & Co.	163	55,977
Johnson & Johnson	291	45,105
Merck & Co., Inc.	554	58,940
Pfizer, Inc.	1,259	51,367
Zoetis, Inc.	275	45,771

Total Pharmaceuticals		286,007

Total United States		2,139,046

TOTAL COMMON STOCKS (Cost: $3,699,285)		2,739,641

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b) (Cost: $40,468)	40,468	40,468

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $3,739,753)		2,780,109
Other Assets less Liabilities - (1.3)%		(34,923)

NET ASSETS - 100.0%		$2,745,186

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $66,039 and the total market value of the collateral held by the Fund was $68,942. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $28,474.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,739,641	$—	$—	$2,739,641
Investment of Cash Collateral for Securities Loaned	—	40,468	—	40,468

Total Investments in Securities	$2,739,641	$40,468	$—	$2,780,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.5%

IT Services - 1.5%
Shopify, Inc., Class A*	214,518	$10,283,993

Israel - 2.9%

IT Services - 1.7%
Wix.com Ltd.*	109,199	10,898,060

Software - 1.2%
JFrog Ltd.*	406,571	8,009,449

Total Israel		18,907,509

United States - 95.5%

Diversified Consumer Services - 1.0%
2U, Inc.*	983,892	6,739,660

Financial Services - 5.1%
AvidXchange Holdings, Inc.*	923,841	7,205,960
Block, Inc.*	125,167	8,592,715
PayPal Holdings, Inc.*	124,158	9,428,558
Toast, Inc., Class A*(a)	480,695	8,532,336

Total Financial Services		33,759,569

Health Care Technology - 2.7%
Definitive Healthcare Corp.*	755,217	7,801,392
Veeva Systems, Inc., Class A*	54,531	10,022,252

Total Health Care Technology		17,823,644

Interactive Media & Services - 2.7%
Vimeo, Inc.*	2,288,432	8,764,695
ZoomInfo Technologies, Inc.*	364,219	8,999,851

Total Interactive Media & Services		17,764,546

IT Services - 13.5%
BigCommerce Holdings, Inc., Series 1*	832,757	7,444,848
Cloudflare, Inc., Class A*	144,039	8,881,445
DigitalOcean Holdings, Inc.*(a)	264,517	10,361,131
Fastly, Inc., Class A*(a)	586,287	10,412,457
MongoDB, Inc.*	43,728	10,193,871
Okta, Inc.*	126,373	10,898,408
Snowflake, Inc., Class A*	60,160	9,282,086
Squarespace, Inc., Class A*	402,057	12,773,351
Twilio, Inc., Class A*	131,415	8,756,181

Total IT Services		89,003,778

Software - 70.5%
Adobe, Inc.*	26,031	10,031,566
Amplitude, Inc., Class A*(a)	637,899	7,935,464
Appfolio, Inc., Class A*	71,041	8,843,184
Asana, Inc., Class A*	598,121	12,638,297
Atlassian Corp., Class A*	55,533	9,505,584
Bills Holdings, Inc.*	100,643	8,166,173
Blackline, Inc.*	130,406	8,756,763
Box, Inc., Class A*	285,955	7,660,734
Braze, Inc., Class A*	298,104	10,305,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2023

Investments	Shares	Value
C3.ai, Inc., Class A*(a)	391,865	$13,154,908
Clearwater Analytics Holdings, Inc., Class A*(a)	489,292	7,809,100
Confluent, Inc., Class A*(a)	366,130	8,812,749
Crowdstrike Holdings, Inc., Class A*	81,710	11,215,515
Datadog, Inc., Class A*	117,583	8,543,581
DocuSign, Inc.*	145,332	8,472,856
Dropbox, Inc., Class A*	440,212	9,517,383
Elastic NV*	153,836	8,907,104
Everbridge, Inc.*	267,661	9,279,807
Five9, Inc.*	115,539	8,352,314
Freshworks, Inc., Class A*(a)	593,943	9,122,964
Gitlab, Inc., Class A*(a)	205,827	7,057,808
HubSpot, Inc.*	23,146	9,923,848
Momentive Global, Inc.*(a)	1,285,919	11,984,765
Monday.com Ltd.*	60,520	8,639,230
nCino, Inc.*	325,412	8,063,709
New Relic, Inc.*	123,796	9,320,601
Olo, Inc., Class A*(a)	1,149,166	9,377,195
PagerDuty, Inc.*(a)	306,365	10,716,648
Paycom Software, Inc.*	30,714	9,337,363
Paylocity Holding Corp.*	44,628	8,871,154
Procore Technologies, Inc.*	144,397	9,043,584
Q2 Holdings, Inc.*	282,081	6,944,834
Qualtrics International, Inc., Class A*	581,303	10,364,632
Qualys, Inc.*	78,702	10,232,834
RingCentral, Inc., Class A*	250,186	7,673,205
Salesforce, Inc.*	56,577	11,302,953
SentinelOne, Inc., Class A*	588,306	9,624,686
ServiceNow, Inc.*	21,327	9,911,083
Smartsheet, Inc., Class A*	215,376	10,294,973
Sprout Social, Inc., Class A*	152,534	9,286,270
Sumo Logic, Inc.*	785,892	9,414,986
Tenable Holdings, Inc.*(a)	213,411	10,139,157
UiPath, Inc., Class A*(a)	602,410	10,578,320
Workday, Inc., Class A*	50,243	10,377,189
Workiva, Inc.*(a)	105,878	10,842,966
Yext, Inc.*	1,304,018	12,531,613
Zoom Video Communications, Inc., Class A*	122,250	9,026,940
Zscaler, Inc.*	70,336	8,217,355
Zuora, Inc., Class A*	1,048,000	10,354,240

Total Software		466,485,642

Total United States		631,576,839

TOTAL COMMON STOCKS (Cost: $951,045,897)		660,768,341

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b) (Cost: $17,556,856)	17,556,856	17,556,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2023

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $968,602,753)	$678,325,197
Other Assets less Liabilities - (2.6)%	(17,038,948)

NET ASSETS - 100.0%	$661,286,249

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $73,885,146 and the total market value of the collateral held by the Fund was $75,729,811. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $58,172,955.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$660,768,341	$—	$—	$660,768,341
Investment of Cash Collateral for Securities Loaned	—	17,556,856	—	17,556,856

Total Investments in Securities	$660,768,341	$17,556,856	$—	$678,325,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

Canada - 0.4%

Software - 0.4%
Absolute Software Corp.(a)	14,267	$111,429

Israel - 0.7%

Communications Equipment - 0.7%
Radware Ltd.*	9,219	198,577

Japan - 3.8%

Software - 3.8%
Digital Arts, Inc.	3,100	118,792
Trend Micro, Inc.	20,700	1,006,304

Total Japan		1,125,096

South Korea - 2.4%

Software - 2.4%
Ahnlab, Inc.	15,293	728,322

United Kingdom - 2.6%

Software - 2.6%
Darktrace PLC*	242,573	772,918

United States - 89.9%

IT Services - 18.2%
Akamai Technologies, Inc.*	13,933	1,090,954
Cloudflare, Inc., Class A*	25,285	1,559,073
Fastly, Inc., Class A*	74,909	1,330,384
Okta, Inc.*	16,451	1,418,734

Total IT Services		5,399,145

Software - 71.7%
A10 Networks, Inc.	42,992	665,946
Crowdstrike Holdings, Inc., Class A*	11,135	1,528,390
CyberArk Software Ltd.*	7,172	1,061,313
Datadog, Inc., Class A*	20,464	1,486,914
Elastic NV*	25,109	1,453,811
ForgeRock, Inc., Class A*	67,428	1,389,017
Fortinet, Inc.*	22,689	1,507,911
HashiCorp, Inc., Class A*	35,885	1,051,072
Palo Alto Networks, Inc.*	7,179	1,433,933
Qualys, Inc.*	8,507	1,106,080
Rapid7, Inc.*	31,663	1,453,648
SentinelOne, Inc., Class A*	95,832	1,567,812
Splunk, Inc.*	8,296	795,421
Sumo Logic, Inc.*	87,080	1,043,218
Tenable Holdings, Inc.*	31,748	1,508,348
Varonis Systems, Inc.*	41,247	1,072,834
Zscaler, Inc.*	9,505	1,110,469

Total Software		21,236,137

Total United States		26,635,282

TOTAL COMMON STOCKS
(Cost: $38,936,330)		29,571,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b) (Cost: $10,832)	10,832	$10,832

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $38,947,162)		29,582,456
Other Assets less Liabilities - 0.2%		45,701

NET ASSETS - 100.0%		$29,628,157

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2023. At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,255 and the total market value of the collateral held by the Fund was $10,832.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$29,571,624	$—	$—	$29,571,624
Investment of Cash Collateral for Securities Loaned	—	10,832	—	10,832

Total Investments in Securities	$29,571,624	$10,832	$—	$29,582,456

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CNH	Offshore Chinese renminbi
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
KRW	South Korean won
MYR	Malaysian ringgit
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
TWD	New Taiwan dollar
USD	U.S. dollar

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (concluded)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.